Document and Entity Information	12 Months Ended
Jan. 31, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Sep 30, 2012
Registrant Name	CALVERT FUND
Central Index Key	0000701039
Amendment Flag	false
Document Creation Date	Jan 30, 2013
Document Effective Date	Jan 31, 2013
Prospectus Date	Jan 31, 2013

Retail | Calvert Income Fund
CALVERT INCOME FUND Class (Ticker): A (CFICX) B (CBINX) C (CIFCX) Y (CIFYX)
INVESTMENT OBJECTIVE
The Fund seeks to maximize income, to the extent consistent with preservation of capital, through investment in bonds and income-producing securities. This objective may be changed by the Fund’s Board of Trustees without shareholder approval.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert mutual funds that are not money market funds. More information about these and other discounts is available from your financial professional and under “Choosing a Share Class” on page 48 and “Reduced Sales Charges” on page 52 of this Prospectus, and under “Method of Distribution” on page 49 of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Retail Calvert Income Fund		Class A	Class B	Class C	Class Y
Maximum sales charge (load) on purchases (as a % of offering price)		3.75%	none	none	none
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	[1]	none	4.00%	1.00%	none
Redemption fee (as a % of amount redeemed or exchanged within 30 days of purchase)		2.00%	2.00%	2.00%	2.00%
[1]	The contingent deferred sales charge reduces over time.

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses Retail Calvert Income Fund	Class A	Class B	Class C	Class Y
Management fees	0.70%	0.70%	0.70%	0.70%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%	none
Other expenses	0.35%	0.47%	0.31%	0.25%
Total annual fund operating expenses	1.30%	2.17%	2.01%	0.95%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:
  you invest $10,000 in the Fund for the time periods indicated and then either redeem or hold your shares at the end of those periods;
  your investment has a 5% return each year;
  the Fund’s operating expenses remain the same; and
  any Calvert expense limitation is in effect for the period indicated in the fee table above.
Although your actual costs may be higher or lower, under these assumptions your costs would be:
Expense Example Retail Calvert Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	502	772	1,061	1,884
Class B	620	879	1,164	2,079
Class C	304	630	1,083	2,338
Class Y	97	303	525	1,166

Expense Example, No Redemption Retail Calvert Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class B	220	679	1,164	2,079
Class C	204	630	1,083	2,338

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 210% of its portfolio’s average value.
INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies
The Fund uses an active strategy, seeking relative value to earn incremental income. The Fund typically invests at least 65% of its net assets in investment grade, U.S. dollar-denominated debt securities, as assessed at the time of purchase. A debt security is investment grade when assigned a credit quality rating of BBB- or higher by Standard & Poor’s Ratings Services (“Standard & Poor’s”) or an equivalent rating by another nationally recognized statistical rating organization (‘‘NRSRO”), including Moody’s Investors Service or Fitch Ratings, or if unrated, considered to be of comparable credit quality by the Fund’s Advisor.

The Fund invests principally in bonds issued by U.S. corporations, the U.S. government or its agencies, and U.S. government-sponsored entities (e.g., the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”)). The Fund also may invest in trust preferred securities, taxable municipal securities, asset-backed securities (“ABS”), including commercial mortgage-backed securities, and repurchase agreements.

The Fund may invest in securities that represent interests in pools of mortgage loans or other assets assembled for sale to investors by various U.S. governmental agencies, government-related organizations and private issuers. These investments may include derivative securities such as collateralized mortgage obligations (“CMOs”) and ABS

In addition, the Fund may invest in leveraged loans. The loans in which the Fund will invest are expected to be below-investment-grade quality and to bear interest at a floating rate that resets periodically.

The Fund may invest up to 35% of its net assets in below-investment grade, high-yield debt securities (commonly known as “junk bonds”), including bonds rated in default. A debt security is below investment grade when assigned a credit quality rating below BBB- by Standard & Poor’s or an equivalent rating by another NRSRO, or if unrated, considered to be of comparable credit quality by the Fund’s Advisor.

The Fund may also invest up to 25% of its net assets in foreign debt securities. Foreign debt securities include American Depositary Receipts (“ADRs”).

The Fund is “non-diversified,” which means it may invest a greater percentage of its assets in a particular issuer than a “diversified” fund.

The Fund uses a hedging technique that includes the purchase and sale of U.S. Treasury securities and related futures contracts to manage the duration of the Fund.

Tobacco Exclusion. The Fund seeks to avoid investing in companies classified under the tobacco industry sector of the Barclays Global Aggregate Index, the Barclays U.S. High Yield Index or the Barclays Global Emerging Market Index; or, in the opinion of the Fund’s Advisor, any similar securities in the Barclays Municipal Index.
Principal Risks
You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Non-Diversification Risk. Because the Fund may invest a greater percentage of its assets in a particular issuer than a diversified fund, the gains or losses on a single bond may have greater impact on the Fund than a diversified fund.

Bond Market Risk. The market prices of bonds held by the Fund may fall.

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Mortgage-Backed and Asset-Backed Securities Risk. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. These securities are also subject to the risk that borrowers will prepay the principal on their loans more quickly than expected (prepayment risk) or more slowly than expected (extension risk), which will affect the yield, average life and price of the securities. In addition, faster than expected prepayments may cause the Fund to invest the prepaid principal in lower yielding securities and slower than expected prepayments may reduce the potential for the Fund to invest in higher yielding securities.

Mortgage-Backed Security Risk (Government-Sponsored Enterprises). Debt and mortgage-backed securities issued by government-sponsored enterprises (“GSEs”) such as FNMA and FHLMC are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. government. Such securities are only supported by the credit of the applicable GSE. The U.S. government has provided financial support to FNMA and FHLMC, but there can be no assurance that it will support these or other GSEs in the future.

Leveraged Loan Risk. Leveraged loans are subject to the risks typically associated with debt securities, such as credit risk discussed above. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower, are subject to the risk that a court could subordinate such loans to presently existing or future indebtedness or take other action detrimental to the holders of leveraged loans. Leveraged loans are also subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. Some leveraged loans are not as easily purchased or sold as publicly-traded securities and others are illiquid, which may make it more difficult for the Fund to value them or dispose of them at an acceptable price. Leveraged loans are usually more credit sensitive than investment-grade securities.

Management Risk. The individual investments of the Fund may not perform as expected, due to credit, political or other risks and/or the Fund’s portfolio management practices may not achieve the desired result.

Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer-term securities are subject to greater interest rate risk.

Junk Bond Risk. Investments in junk bonds can involve a substantial risk of loss. Junk bonds are considered to be speculative with respect to the issuer’s ability to pay interest and principal. These securities, which are rated below investment grade, have a higher risk of issuer default, are subject to greater price volatility than investment grade securities and may be illiquid.

Defaulted Bonds Risk. For bonds in default (rated “D” by Standard & Poor’s or the equivalent by another NRSRO), there is a significant risk that these bonds will not achieve full recovery.

Unrated Security Risk. Unrated securities may be less liquid than rated securities determined to be of comparable quality. When the Fund purchases unrated securities, it will depend on the Advisor’s analysis of credit risk without the assessment of an NRSRO.

Corporate and Taxable Municipal Bond Risk. For corporate and taxable municipal bonds, there is credit risk in addition to the interest rate risk that affects all fixed-income securities.

Trust Preferred Securities Risk. Trust preferred securities are preferred stocks issued by a special purpose trust subsidiary backed by subordinated debt of the corporate parent. Trust preferred securities are subject to unique risks, which include the fact that dividend payments will only be paid if interest payments on the underlying obligations are made, which interest payments are dependent on the financial condition of the parent corporation. There is also the risk that the underlying obligations, and thus the trust preferred securities, may be prepaid after a stated call date or as a result of certain tax or regulatory events, resulting in a lower yield to maturity.

Collateralized Mortgage Obligation and Structured Asset-Backed Securities Risk. A CMO is a multiclass bond that is backed by a pool of mortgage loans or mortgage-backed securities. A structured ABS is a multiclass bond that is typically backed by a pool of auto loans, credit card receivables, home equity loans or student loans. A CMO or structured ABS is subject to interest rate risk, credit risk, prepayment risk and extension risk. In addition, if the Fund holds a class of a CMO or a structured ABS that is subordinated to other classes backed by the same pool of collateral, the likelihood that the Fund will receive payments of principal may be substantially limited.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, and the potential for foreign markets to be less liquid and more volatile than U.S. markets. Foreign securities include ADRs. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall. ADRs indirectly bear currency risk because they represent an interest in securities that are not denominated in U.S. dollars.

Repurchase Agreement Risk. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money because it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

Active Trading Strategy Risk. The Fund employs an active style that seeks to position the Fund with securities that offer the greatest price appreciation while minimizing risk. This style can result in higher turnover (exceeding 100%), may translate to higher transaction costs and may increase your tax liability.

Futures Contracts Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts.
Performance
The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund’s performance over time with that of an index and an average.

The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Performance results for Class Y shares prior to February 29, 2008 (the Class Y shares’ inception date) reflect the performance of Class A shares at net asset value. Actual Class Y share performance would have been higher than Class A share performance because Class Y, unlike Class A, has no Rule 12b-1 fees.

The return for each of the Fund’s other Classes of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund’s shares. Any sales charge will reduce your return.
Calendar Year Total Returns for Class A at NAV

	Quarter Ended	Total Return
Best Quarter (of periods shown)	6/30/09	7.78%
Worst Quarter (of periods shown)	12/31/08	-7.72%

The average total return table shows the Fund’s returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.
Average Annual Total Returns (as of 12-31-12) (with maximum sales charge deducted, if any)
Average Annual Total Returns Retail Calvert Income Fund	1 Year	5 Years	10 Years
Class A	4.52%	3.20%	4.77%
Class A Return after taxes on distributions	3.35%	1.84%	3.10%
Class A Return after taxes on distributions and sale of Fund shares	2.93%	1.91%	3.11%
Class B	3.83%	3.11%	4.34%
Class C	6.75%	3.24%	4.44%
Class Y	8.93%	4.35%	5.37%
Barclays U.S. Credit Index (reflects no deduction for fees, expenses or taxes)	9.37%	7.65%	6.23%
Lipper Corporate Debt Funds BBB Rated Avg. (reflects no deduction for taxes)	9.96%	7.29%	6.25%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	CALVERT FUND
Prospectus Date	rr_ProspectusDate	Jan 31, 2013
Retail | Calvert Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	CALVERT INCOME FUND Class (Ticker): A (CFICX) B (CBINX) C (CIFCX) Y (CIFYX)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to maximize income, to the extent consistent with preservation of capital, through investment in bonds and income-producing securities. This objective may be changed by the Fund’s Board of Trustees without shareholder approval.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert mutual funds that are not money market funds. More information about these and other discounts is available from your financial professional and under “Choosing a Share Class” on page 48 and “Reduced Sales Charges” on page 52 of this Prospectus, and under “Method of Distribution” on page 49 of the Fund’s Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 210% of its portfolio’s average value.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	210.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	The contingent deferred sales charge reduces over time.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert mutual funds that are not money market funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:
  you invest $10,000 in the Fund for the time periods indicated and then either redeem or hold your shares at the end of those periods;
  your investment has a 5% return each year;
  the Fund’s operating expenses remain the same; and
  any Calvert expense limitation is in effect for the period indicated in the fee table above.
		Although your actual costs may be higher or lower, under these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund uses an active strategy, seeking relative value to earn incremental income. The Fund typically invests at least 65% of its net assets in investment grade, U.S. dollar-denominated debt securities, as assessed at the time of purchase. A debt security is investment grade when assigned a credit quality rating of BBB- or higher by Standard & Poor’s Ratings Services (“Standard & Poor’s”) or an equivalent rating by another nationally recognized statistical rating organization (‘‘NRSRO”), including Moody’s Investors Service or Fitch Ratings, or if unrated, considered to be of comparable credit quality by the Fund’s Advisor.

The Fund invests principally in bonds issued by U.S. corporations, the U.S. government or its agencies, and U.S. government-sponsored entities (e.g., the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”)). The Fund also may invest in trust preferred securities, taxable municipal securities, asset-backed securities (“ABS”), including commercial mortgage-backed securities, and repurchase agreements.

The Fund may invest in securities that represent interests in pools of mortgage loans or other assets assembled for sale to investors by various U.S. governmental agencies, government-related organizations and private issuers. These investments may include derivative securities such as collateralized mortgage obligations (“CMOs”) and ABS

In addition, the Fund may invest in leveraged loans. The loans in which the Fund will invest are expected to be below-investment-grade quality and to bear interest at a floating rate that resets periodically.

The Fund may invest up to 35% of its net assets in below-investment grade, high-yield debt securities (commonly known as “junk bonds”), including bonds rated in default. A debt security is below investment grade when assigned a credit quality rating below BBB- by Standard & Poor’s or an equivalent rating by another NRSRO, or if unrated, considered to be of comparable credit quality by the Fund’s Advisor.

The Fund may also invest up to 25% of its net assets in foreign debt securities. Foreign debt securities include American Depositary Receipts (“ADRs”).

The Fund is “non-diversified,” which means it may invest a greater percentage of its assets in a particular issuer than a “diversified” fund.

The Fund uses a hedging technique that includes the purchase and sale of U.S. Treasury securities and related futures contracts to manage the duration of the Fund.

		Tobacco Exclusion. The Fund seeks to avoid investing in companies classified under the tobacco industry sector of the Barclays Global Aggregate Index, the Barclays U.S. High Yield Index or the Barclays Global Emerging Market Index; or, in the opinion of the Fund’s Advisor, any similar securities in the Barclays Municipal Index.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Non-Diversification Risk. Because the Fund may invest a greater percentage of its assets in a particular issuer than a diversified fund, the gains or losses on a single bond may have greater impact on the Fund than a diversified fund.

Bond Market Risk. The market prices of bonds held by the Fund may fall.

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Mortgage-Backed and Asset-Backed Securities Risk. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. These securities are also subject to the risk that borrowers will prepay the principal on their loans more quickly than expected (prepayment risk) or more slowly than expected (extension risk), which will affect the yield, average life and price of the securities. In addition, faster than expected prepayments may cause the Fund to invest the prepaid principal in lower yielding securities and slower than expected prepayments may reduce the potential for the Fund to invest in higher yielding securities.

Mortgage-Backed Security Risk (Government-Sponsored Enterprises). Debt and mortgage-backed securities issued by government-sponsored enterprises (“GSEs”) such as FNMA and FHLMC are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. government. Such securities are only supported by the credit of the applicable GSE. The U.S. government has provided financial support to FNMA and FHLMC, but there can be no assurance that it will support these or other GSEs in the future.

Leveraged Loan Risk. Leveraged loans are subject to the risks typically associated with debt securities, such as credit risk discussed above. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower, are subject to the risk that a court could subordinate such loans to presently existing or future indebtedness or take other action detrimental to the holders of leveraged loans. Leveraged loans are also subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. Some leveraged loans are not as easily purchased or sold as publicly-traded securities and others are illiquid, which may make it more difficult for the Fund to value them or dispose of them at an acceptable price. Leveraged loans are usually more credit sensitive than investment-grade securities.

Management Risk. The individual investments of the Fund may not perform as expected, due to credit, political or other risks and/or the Fund’s portfolio management practices may not achieve the desired result.

Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer-term securities are subject to greater interest rate risk.

Junk Bond Risk. Investments in junk bonds can involve a substantial risk of loss. Junk bonds are considered to be speculative with respect to the issuer’s ability to pay interest and principal. These securities, which are rated below investment grade, have a higher risk of issuer default, are subject to greater price volatility than investment grade securities and may be illiquid.

Defaulted Bonds Risk. For bonds in default (rated “D” by Standard & Poor’s or the equivalent by another NRSRO), there is a significant risk that these bonds will not achieve full recovery.

Unrated Security Risk. Unrated securities may be less liquid than rated securities determined to be of comparable quality. When the Fund purchases unrated securities, it will depend on the Advisor’s analysis of credit risk without the assessment of an NRSRO.

Corporate and Taxable Municipal Bond Risk. For corporate and taxable municipal bonds, there is credit risk in addition to the interest rate risk that affects all fixed-income securities.

Trust Preferred Securities Risk. Trust preferred securities are preferred stocks issued by a special purpose trust subsidiary backed by subordinated debt of the corporate parent. Trust preferred securities are subject to unique risks, which include the fact that dividend payments will only be paid if interest payments on the underlying obligations are made, which interest payments are dependent on the financial condition of the parent corporation. There is also the risk that the underlying obligations, and thus the trust preferred securities, may be prepaid after a stated call date or as a result of certain tax or regulatory events, resulting in a lower yield to maturity.

Collateralized Mortgage Obligation and Structured Asset-Backed Securities Risk. A CMO is a multiclass bond that is backed by a pool of mortgage loans or mortgage-backed securities. A structured ABS is a multiclass bond that is typically backed by a pool of auto loans, credit card receivables, home equity loans or student loans. A CMO or structured ABS is subject to interest rate risk, credit risk, prepayment risk and extension risk. In addition, if the Fund holds a class of a CMO or a structured ABS that is subordinated to other classes backed by the same pool of collateral, the likelihood that the Fund will receive payments of principal may be substantially limited.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, and the potential for foreign markets to be less liquid and more volatile than U.S. markets. Foreign securities include ADRs. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall. ADRs indirectly bear currency risk because they represent an interest in securities that are not denominated in U.S. dollars.

Repurchase Agreement Risk. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money because it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

Active Trading Strategy Risk. The Fund employs an active style that seeks to position the Fund with securities that offer the greatest price appreciation while minimizing risk. This style can result in higher turnover (exceeding 100%), may translate to higher transaction costs and may increase your tax liability.

		Futures Contracts Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. Because the Fund may invest a greater percentage of its assets in a particular issuer than a diversified fund, the gains or losses on a single bond may have greater impact on the Fund than a diversified fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund’s performance over time with that of an index and an average.

The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Performance results for Class Y shares prior to February 29, 2008 (the Class Y shares’ inception date) reflect the performance of Class A shares at net asset value. Actual Class Y share performance would have been higher than Class A share performance because Class Y, unlike Class A, has no Rule 12b-1 fees.

		The return for each of the Fund’s other Classes of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund’s shares. Any sales charge will reduce your return.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Class A shares has varied from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.calvert.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class A at NAV
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund’s shares. Any sales charge will reduce your return.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter Ended	Total Return
Best Quarter (of periods shown)	6/30/09	7.78%
Worst Quarter (of periods shown)	12/31/08	-7.72%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (as of 12-31-12) (with maximum sales charge deducted, if any)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The average total return table shows the Fund’s returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The average total return table shows the Fund’s returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.

		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.
Retail | Calvert Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Redemption fee (as a % of amount redeemed or exchanged within 30 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Management fees	rr_ManagementFeesOverAssets	0.70%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.35%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.30%
1 Year	rr_ExpenseExampleYear01	502
3 Years	rr_ExpenseExampleYear03	772
5 Years	rr_ExpenseExampleYear05	1,061
10 Years	rr_ExpenseExampleYear10	1,884
2003	rr_AnnualReturn2003	13.64%
2004	rr_AnnualReturn2004	5.22%
2005	rr_AnnualReturn2005	3.47%
2006	rr_AnnualReturn2006	4.82%
2007	rr_AnnualReturn2007	5.08%
2008	rr_AnnualReturn2008	(12.00%)
2009	rr_AnnualReturn2009	16.42%
2010	rr_AnnualReturn2010	6.45%
2011	rr_AnnualReturn2011	2.63%
2012	rr_AnnualReturn2012	8.63%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter (of periods shown)
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.78%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter (of periods shown)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.72%)
1 Year	rr_AverageAnnualReturnYear01	4.52%
5 Years	rr_AverageAnnualReturnYear05	3.20%
10 Years	rr_AverageAnnualReturnYear10	4.77%
Retail | Calvert Income Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%	[1]
Redemption fee (as a % of amount redeemed or exchanged within 30 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Management fees	rr_ManagementFeesOverAssets	0.70%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.47%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.17%
1 Year	rr_ExpenseExampleYear01	620
3 Years	rr_ExpenseExampleYear03	879
5 Years	rr_ExpenseExampleYear05	1,164
10 Years	rr_ExpenseExampleYear10	2,079
1 Year	rr_ExpenseExampleNoRedemptionYear01	220
3 Years	rr_ExpenseExampleNoRedemptionYear03	679
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,164
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,079
1 Year	rr_AverageAnnualReturnYear01	3.83%
5 Years	rr_AverageAnnualReturnYear05	3.11%
10 Years	rr_AverageAnnualReturnYear10	4.34%
Retail | Calvert Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Redemption fee (as a % of amount redeemed or exchanged within 30 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Management fees	rr_ManagementFeesOverAssets	0.70%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.31%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.01%
1 Year	rr_ExpenseExampleYear01	304
3 Years	rr_ExpenseExampleYear03	630
5 Years	rr_ExpenseExampleYear05	1,083
10 Years	rr_ExpenseExampleYear10	2,338
1 Year	rr_ExpenseExampleNoRedemptionYear01	204
3 Years	rr_ExpenseExampleNoRedemptionYear03	630
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,083
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,338
1 Year	rr_AverageAnnualReturnYear01	6.75%
5 Years	rr_AverageAnnualReturnYear05	3.24%
10 Years	rr_AverageAnnualReturnYear10	4.44%
Retail | Calvert Income Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Redemption fee (as a % of amount redeemed or exchanged within 30 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Management fees	rr_ManagementFeesOverAssets	0.70%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.25%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	303
5 Years	rr_ExpenseExampleYear05	525
10 Years	rr_ExpenseExampleYear10	1,166
1 Year	rr_AverageAnnualReturnYear01	8.93%
5 Years	rr_AverageAnnualReturnYear05	4.35%
10 Years	rr_AverageAnnualReturnYear10	5.37%
Retail | Calvert Income Fund | Return after taxes on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.35%
5 Years	rr_AverageAnnualReturnYear05	1.84%
10 Years	rr_AverageAnnualReturnYear10	3.10%
Retail | Calvert Income Fund | Return after taxes on distributions and sale of Fund shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.93%
5 Years	rr_AverageAnnualReturnYear05	1.91%
10 Years	rr_AverageAnnualReturnYear10	3.11%
Retail | Calvert Income Fund | Barclays U.S. Credit Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.37%
5 Years	rr_AverageAnnualReturnYear05	7.65%
10 Years	rr_AverageAnnualReturnYear10	6.23%
Retail | Calvert Income Fund | Lipper Corporate Debt Funds BBB Rated Avg. (reflects no deduction for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.96%
5 Years	rr_AverageAnnualReturnYear05	7.29%
10 Years	rr_AverageAnnualReturnYear10	6.25%

[1]	The contingent deferred sales charge reduces over time.

Retail | Calvert Short Duration Income Fund
CALVERT SHORT DURATION INCOME FUND Class (Ticker): A (CSDAX) C (CDICX) Y (CSDYX)
INVESTMENT OBJECTIVE
The Fund seeks to maximize income, to the extent consistent with preservation of capital, through investment in short-term bonds and income-producing securities. This objective may be changed by the Fund’s Board of Trustees without shareholder approval.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert mutual funds that are not money market funds. More information about these and other discounts is available from your financial professional and under “Choosing a Share Class” on page 48 and “Reduced Sales Charges” on page 52 of this Prospectus, and under “Method of Distribution” on page 49 of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Retail Calvert Short Duration Income Fund		Class A	Class C	Class Y
Maximum sales charge (load) on purchases (as a % of offering price)		2.75%	none	none
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	[1]	none	1.00%	none
Redemption fee (as a % of amount redeemed or exchanged within 30 days of purchase)		2.00%	2.00%	2.00%
[1]	The contingent deferred sales charge reduces over time.

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses Retail Calvert Short Duration Income Fund		Class A	Class C	Class Y
Management fees		0.62%	0.62%	0.62%
Distribution and service (12b-1) fees		0.25%	1.00%	none
Other expenses		0.35%	0.24%	0.19%
Total annual fund operating expenses		1.22%	1.86%	0.81%
Less fee waiver and/or expense reimbursement	[1]	(0.14%)
Net expenses		1.08%
[1]	The investment advisor has agreed to contractually limit direct net annual fund operating expenses through January 31, 2014. Direct net operating expenses will not exceed 1.08% for Class A and 0.95% for Class Y. Only the Board of Trustees of the Fund may terminate the Fund's expense limitation before the contractual period expires.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:
  you invest $10,000 in the Fund for the time periods indicated and then either redeem or hold your shares at the end of those periods;
  your investment has a 5% return each year;
  the Fund’s operating expenses remain the same; and
  any Calvert expense limitation is in effect for the period indicated in the fee table above.
Although your actual costs may be higher or lower, under these assumptions your costs would be:
Expense Example Retail Calvert Short Duration Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	382	638	914	1,700
Class C	289	585	1,006	2,180
Class Y	83	259	450	1,002

Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Retail Calvert Short Duration Income Fund Class C	189	585	1,006	2,180

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 187% of its portfolio’s average value.
INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies
The Fund uses an active strategy, seeking relative value to earn incremental income. The Fund typically invests at least 65% of its net assets in investment grade, U.S. dollar-denominated debt securities, as assessed at the time of purchase. A debt security is investment grade when assigned a credit quality rating of BBB- or higher by Standard & Poor’s Ratings Services (“Standard & Poor’s”) or an equivalent rating by another nationally recognized statistical rating organization (‘‘NRSRO”), including Moody’s Investors Service or Fitch Ratings, or if unrated, considered to be of comparable credit quality by the Fund’s Advisor.

The Fund invests principally in bonds issued by U.S. corporations, the U.S. government or its agencies, and U.S. goverment-sponsored entities (e.g., the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”)). The Fund also may invest in trust preferred securities, taxable municipal securities, asset-backed securities (“ABS”), including commercial mortgage-backed securities, and repurchase agreements.

The Fund may invest in securities that represent interests in pools of mortgage loans or other assets assembled for sale to investors by various U.S. governmental agencies, government-related organizations and private issuers. These investments may include derivative securities such as collateralized mortgage obligations (“CMOs”) and ABS.

In addition, the Fund may invest in leveraged loans. The loans in which the Fund will invest are expected to be below-investment-grade quality and to bear interest at a floating rate that resets periodically.

The Fund may invest up to 35% of its net assets in below-investment grade, high-yield debt securities (commonly known as “junk bonds”), including bonds rated in default. A debt security is below investment grade when assigned a credit quality rating below BBB- by Standard & Poor’s or an equivalent rating by another NRSRO, or if unrated, considered to be of comparable credit quality by the Fund’s Advisor.

The Fund may also invest up to 25% of its net assets in foreign debt securities. Foreign debt securities include American Depositary Receipts (“ADRs”).

The Fund is “non-diversified,” which means it may invest a greater percentage of its assets in a particular issuer than a “diversified” fund.

Under normal circumstances, the Fund’s average portfolio duration will range from one to three years. Duration is a measure of the expected average life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. Similarly, a Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.

The Fund uses a hedging technique that includes the purchase and sale of U.S. Treasury securities and related futures contracts to manage the duration of the Fund.

Tobacco Exclusion. The Fund seeks to avoid investing in companies classified under the tobacco industry sector of the Barclays Global Aggregate Index, the Barclays U.S. High Yield Index or the Barclays Global Emerging Market Index; or, in the opinion of the Fund’s Advisor, any similar securities in the Barclays Municipal Index.
Principal Risks
You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Non-Diversification Risk. Because the Fund may invest a greater percentage of its assets in a particular issuer than a diversified fund, the gains or losses on a single bond may have greater impact on the Fund than a diversified fund.

Bond Market Risk. The market prices of bonds held by the Fund may fall.

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Mortgage-Backed and Asset-Backed Securities Risk. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. These securities are also subject to the risk that borrowers will prepay the principal on their loans more quickly than expected (prepayment risk) or more slowly than expected (extension risk), which will affect the yield, average life and price of the securities. In addition, faster than expected prepayments may cause the Fund to invest the prepaid principal in lower yielding securities and slower than expected prepayments may reduce the potential for the Fund to invest in higher yielding securities.

Mortgage-Backed Security Risk (Government-Sponsored Enterprises). Debt and mortgage-backed securities issued by government-sponsored enterprises (“GSEs”) such as FNMA and FHLMC are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. government. Such securities are only supported by the credit of the applicable GSE. The U.S. government has provided financial support to FNMA and FHLMC, but there can be no assurance that it will support these or other GSEs in the future.

Leveraged Loan Risk. Leveraged loans are subject to the risks typically associated with debt securities, such as credit risk discussed above. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower, are subject to the risk that a court could subordinate such loans to presently existing or future indebtedness or take other action detrimental to the holders of leveraged loans. Leveraged loans are also subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. Some leveraged loans are not as easily purchased or sold as publicly-traded securities and others are illiquid, which may make it more difficult for the Fund to value them or dispose of them at an acceptable price. Leveraged loans are usually more credit sensitive than investment-grade securities.

Management Risk. The individual investments of the Fund may not perform as expected, due to credit, political or other risks and/or the Fund’s portfolio management practices may not achieve the desired result.

Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall.

Junk Bond Risk. Investments in junk bonds can involve a substantial risk of loss. Junk bonds are considered to be speculative with respect to the issuer’s ability to pay interest and principal. These securities, which are rated below investment grade, have a higher risk of issuer default, are subject to greater price volatility than investment grade securities and may be illiquid.

Defaulted Bonds Risk. For bonds in default (rated “D” by Standard & Poor’s or the equivalent by another NRSRO), there is a significant risk that these bonds will not achieve full recovery.

Unrated Security Risk. Unrated securities may be less liquid than rated securities determined to be of comparable quality. When the Fund purchases unrated securities, it will depend on the Advisor’s analysis of credit risk without the assessment of an NRSRO.

Corporate and Taxable Municipal Bond Risk. For corporate and taxable municipal bonds, there is credit risk in addition to the interest rate risk that affects all fixed-income securities.

Trust Preferred Securities Risk. Trust preferred securities are preferred stocks issued by a special purpose trust subsidiary backed by subordinated debt of the corporate parent. Trust preferred securities are subject to unique risks, which include the fact that dividend payments will only be paid if interest payments on the underlying obligations are made, which interest payments are dependent on the financial condition of the parent corporation. There is also the risk that the underlying obligations, and thus the trust preferred securities, may be prepaid after a stated call date or as a result of certain tax or regulatory events, resulting in a lower yield to maturity.

Collateralized Mortgage Obligation and Structured Asset-Backed Securities Risk. A CMO is a multiclass bond that is backed by a pool of mortgage loans or mortgage-backed securities. A structured ABS is a multiclass bond that is typically backed by a pool of auto loans, credit card receivables, home equity loans or student loans. A CMO or structured ABS is subject to interest rate risk, credit risk, prepayment risk and extension risk. In addition, if the Fund holds a class of a CMO or a structured ABS that is subordinated to other classes backed by the same pool of collateral, the likelihood that the Fund will receive payments of principal may be substantially limited.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, and the potential for foreign markets to be less liquid and more volatile than U.S. markets. Foreign securities include ADRs. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall. ADRs indirectly bear currency risk because they represent an interest in securities that are not denominated in U.S. dollars.

Repurchase Agreement Risk. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money because it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

Active Trading Strategy Risk. The Fund employs an active style that seeks to position the Fund with securities that offer the greatest price appreciation while minimizing risk. This style can result in higher turnover (exceeding 100%), may translate to higher transaction costs and may increase your tax liability.

Futures Contracts Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts.
Performance
The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund’s performance over time with that of an index and an average.

The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Performance results for Class Y shares prior to February 29, 2008 (the Class Y shares’ inception date) reflect the performance of Class A shares at net asset value. Actual Class Y share performance would have been higher than Class A share performance because Class Y, unlike Class A, has no Rule 12b-1 fees.

The return for each of the Fund’s other Classes of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund’s shares. Any sales charge will reduce your return.
Calendar Year Total Returns for Class A at NAV

	Quarter Ended	Total Return
Best Quarter (of periods shown)	6/30/09	5.03%
Worst Quarter (of periods shown)	12/31/08	-1.60%

The average total return table shows the Fund’s returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.
Average Annual Total Returns (as of 12-31-12) (with maximum sales charge deducted, if any)
Average Annual Total Returns Retail Calvert Short Duration Income Fund	1 Year	5 Years	10 Years
Class A	3.53%	3.66%	4.47%
Class A Return after taxes on distributions	2.71%	2.39%	2.99%
Class A Return after taxes on distributions and sale of Fund shares	2.30%	2.39%	2.96%
Class C	4.58%	3.45%	3.91%
Class Y	6.77%	4.50%	4.89%
Barclays 1-5 Year U.S. Credit Index (reflects no deduction for fees, expenses or taxes)	5.51%	5.17%	4.57%
Lipper Short Investment Grade Debt Funds Avg. (reflects no deduction for taxes)	3.57%	2.84%	2.98%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	CALVERT FUND
Prospectus Date	rr_ProspectusDate	Jan 31, 2013
Retail | Calvert Short Duration Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	CALVERT SHORT DURATION INCOME FUND Class (Ticker): A (CSDAX) C (CDICX) Y (CSDYX)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to maximize income, to the extent consistent with preservation of capital, through investment in short-term bonds and income-producing securities. This objective may be changed by the Fund’s Board of Trustees without shareholder approval.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert mutual funds that are not money market funds. More information about these and other discounts is available from your financial professional and under “Choosing a Share Class” on page 48 and “Reduced Sales Charges” on page 52 of this Prospectus, and under “Method of Distribution” on page 49 of the Fund’s Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 187% of its portfolio’s average value.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	187.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	The contingent deferred sales charge reduces over time.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert mutual funds that are not money market funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:
  you invest $10,000 in the Fund for the time periods indicated and then either redeem or hold your shares at the end of those periods;
  your investment has a 5% return each year;
  the Fund’s operating expenses remain the same; and
  any Calvert expense limitation is in effect for the period indicated in the fee table above.
		Although your actual costs may be higher or lower, under these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund uses an active strategy, seeking relative value to earn incremental income. The Fund typically invests at least 65% of its net assets in investment grade, U.S. dollar-denominated debt securities, as assessed at the time of purchase. A debt security is investment grade when assigned a credit quality rating of BBB- or higher by Standard & Poor’s Ratings Services (“Standard & Poor’s”) or an equivalent rating by another nationally recognized statistical rating organization (‘‘NRSRO”), including Moody’s Investors Service or Fitch Ratings, or if unrated, considered to be of comparable credit quality by the Fund’s Advisor.

The Fund invests principally in bonds issued by U.S. corporations, the U.S. government or its agencies, and U.S. goverment-sponsored entities (e.g., the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”)). The Fund also may invest in trust preferred securities, taxable municipal securities, asset-backed securities (“ABS”), including commercial mortgage-backed securities, and repurchase agreements.

The Fund may invest in securities that represent interests in pools of mortgage loans or other assets assembled for sale to investors by various U.S. governmental agencies, government-related organizations and private issuers. These investments may include derivative securities such as collateralized mortgage obligations (“CMOs”) and ABS.

In addition, the Fund may invest in leveraged loans. The loans in which the Fund will invest are expected to be below-investment-grade quality and to bear interest at a floating rate that resets periodically.

The Fund may invest up to 35% of its net assets in below-investment grade, high-yield debt securities (commonly known as “junk bonds”), including bonds rated in default. A debt security is below investment grade when assigned a credit quality rating below BBB- by Standard & Poor’s or an equivalent rating by another NRSRO, or if unrated, considered to be of comparable credit quality by the Fund’s Advisor.

The Fund may also invest up to 25% of its net assets in foreign debt securities. Foreign debt securities include American Depositary Receipts (“ADRs”).

The Fund is “non-diversified,” which means it may invest a greater percentage of its assets in a particular issuer than a “diversified” fund.

Under normal circumstances, the Fund’s average portfolio duration will range from one to three years. Duration is a measure of the expected average life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. Similarly, a Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.

The Fund uses a hedging technique that includes the purchase and sale of U.S. Treasury securities and related futures contracts to manage the duration of the Fund.

		Tobacco Exclusion. The Fund seeks to avoid investing in companies classified under the tobacco industry sector of the Barclays Global Aggregate Index, the Barclays U.S. High Yield Index or the Barclays Global Emerging Market Index; or, in the opinion of the Fund’s Advisor, any similar securities in the Barclays Municipal Index.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Non-Diversification Risk. Because the Fund may invest a greater percentage of its assets in a particular issuer than a diversified fund, the gains or losses on a single bond may have greater impact on the Fund than a diversified fund.

Bond Market Risk. The market prices of bonds held by the Fund may fall.

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Mortgage-Backed and Asset-Backed Securities Risk. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. These securities are also subject to the risk that borrowers will prepay the principal on their loans more quickly than expected (prepayment risk) or more slowly than expected (extension risk), which will affect the yield, average life and price of the securities. In addition, faster than expected prepayments may cause the Fund to invest the prepaid principal in lower yielding securities and slower than expected prepayments may reduce the potential for the Fund to invest in higher yielding securities.

Mortgage-Backed Security Risk (Government-Sponsored Enterprises). Debt and mortgage-backed securities issued by government-sponsored enterprises (“GSEs”) such as FNMA and FHLMC are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. government. Such securities are only supported by the credit of the applicable GSE. The U.S. government has provided financial support to FNMA and FHLMC, but there can be no assurance that it will support these or other GSEs in the future.

Leveraged Loan Risk. Leveraged loans are subject to the risks typically associated with debt securities, such as credit risk discussed above. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower, are subject to the risk that a court could subordinate such loans to presently existing or future indebtedness or take other action detrimental to the holders of leveraged loans. Leveraged loans are also subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. Some leveraged loans are not as easily purchased or sold as publicly-traded securities and others are illiquid, which may make it more difficult for the Fund to value them or dispose of them at an acceptable price. Leveraged loans are usually more credit sensitive than investment-grade securities.

Management Risk. The individual investments of the Fund may not perform as expected, due to credit, political or other risks and/or the Fund’s portfolio management practices may not achieve the desired result.

Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall.

Junk Bond Risk. Investments in junk bonds can involve a substantial risk of loss. Junk bonds are considered to be speculative with respect to the issuer’s ability to pay interest and principal. These securities, which are rated below investment grade, have a higher risk of issuer default, are subject to greater price volatility than investment grade securities and may be illiquid.

Defaulted Bonds Risk. For bonds in default (rated “D” by Standard & Poor’s or the equivalent by another NRSRO), there is a significant risk that these bonds will not achieve full recovery.

Unrated Security Risk. Unrated securities may be less liquid than rated securities determined to be of comparable quality. When the Fund purchases unrated securities, it will depend on the Advisor’s analysis of credit risk without the assessment of an NRSRO.

Corporate and Taxable Municipal Bond Risk. For corporate and taxable municipal bonds, there is credit risk in addition to the interest rate risk that affects all fixed-income securities.

Trust Preferred Securities Risk. Trust preferred securities are preferred stocks issued by a special purpose trust subsidiary backed by subordinated debt of the corporate parent. Trust preferred securities are subject to unique risks, which include the fact that dividend payments will only be paid if interest payments on the underlying obligations are made, which interest payments are dependent on the financial condition of the parent corporation. There is also the risk that the underlying obligations, and thus the trust preferred securities, may be prepaid after a stated call date or as a result of certain tax or regulatory events, resulting in a lower yield to maturity.

Collateralized Mortgage Obligation and Structured Asset-Backed Securities Risk. A CMO is a multiclass bond that is backed by a pool of mortgage loans or mortgage-backed securities. A structured ABS is a multiclass bond that is typically backed by a pool of auto loans, credit card receivables, home equity loans or student loans. A CMO or structured ABS is subject to interest rate risk, credit risk, prepayment risk and extension risk. In addition, if the Fund holds a class of a CMO or a structured ABS that is subordinated to other classes backed by the same pool of collateral, the likelihood that the Fund will receive payments of principal may be substantially limited.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, and the potential for foreign markets to be less liquid and more volatile than U.S. markets. Foreign securities include ADRs. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall. ADRs indirectly bear currency risk because they represent an interest in securities that are not denominated in U.S. dollars.

Repurchase Agreement Risk. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money because it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

Active Trading Strategy Risk. The Fund employs an active style that seeks to position the Fund with securities that offer the greatest price appreciation while minimizing risk. This style can result in higher turnover (exceeding 100%), may translate to higher transaction costs and may increase your tax liability.

		Futures Contracts Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. Because the Fund may invest a greater percentage of its assets in a particular issuer than a diversified fund, the gains or losses on a single bond may have greater impact on the Fund than a diversified fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund’s performance over time with that of an index and an average.

The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Performance results for Class Y shares prior to February 29, 2008 (the Class Y shares’ inception date) reflect the performance of Class A shares at net asset value. Actual Class Y share performance would have been higher than Class A share performance because Class Y, unlike Class A, has no Rule 12b-1 fees.

		The return for each of the Fund’s other Classes of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund’s shares. Any sales charge will reduce your return.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Class A shares has varied from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.calvert.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class A at NAV
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund’s shares. Any sales charge will reduce your return.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter Ended	Total Return
Best Quarter (of periods shown)	6/30/09	5.03%
Worst Quarter (of periods shown)	12/31/08	-1.60%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (as of 12-31-12) (with maximum sales charge deducted, if any)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The average total return table shows the Fund’s returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The average total return table shows the Fund’s returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.

		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.
Retail | Calvert Short Duration Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.75%
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Redemption fee (as a % of amount redeemed or exchanged within 30 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Management fees	rr_ManagementFeesOverAssets	0.62%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.35%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.22%
Less fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[2]
Net expenses	rr_NetExpensesOverAssets	1.08%
1 Year	rr_ExpenseExampleYear01	382
3 Years	rr_ExpenseExampleYear03	638
5 Years	rr_ExpenseExampleYear05	914
10 Years	rr_ExpenseExampleYear10	1,700
2003	rr_AnnualReturn2003	8.62%
2004	rr_AnnualReturn2004	3.62%
2005	rr_AnnualReturn2005	3.32%
2006	rr_AnnualReturn2006	5.25%
2007	rr_AnnualReturn2007	5.69%
2008	rr_AnnualReturn2008	(0.95%)
2009	rr_AnnualReturn2009	12.13%
2010	rr_AnnualReturn2010	3.72%
2011	rr_AnnualReturn2011	0.38%
2012	rr_AnnualReturn2012	6.47%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter (of periods shown)
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.03%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter (of periods shown)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.60%)
1 Year	rr_AverageAnnualReturnYear01	3.53%
5 Years	rr_AverageAnnualReturnYear05	3.66%
10 Years	rr_AverageAnnualReturnYear10	4.47%
Retail | Calvert Short Duration Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Redemption fee (as a % of amount redeemed or exchanged within 30 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Management fees	rr_ManagementFeesOverAssets	0.62%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.24%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.86%
Less fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[2]
Net expenses	rr_NetExpensesOverAssets
1 Year	rr_ExpenseExampleYear01	289
3 Years	rr_ExpenseExampleYear03	585
5 Years	rr_ExpenseExampleYear05	1,006
10 Years	rr_ExpenseExampleYear10	2,180
1 Year	rr_ExpenseExampleNoRedemptionYear01	189
3 Years	rr_ExpenseExampleNoRedemptionYear03	585
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,006
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,180
1 Year	rr_AverageAnnualReturnYear01	4.58%
5 Years	rr_AverageAnnualReturnYear05	3.45%
10 Years	rr_AverageAnnualReturnYear10	3.91%
Retail | Calvert Short Duration Income Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Redemption fee (as a % of amount redeemed or exchanged within 30 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Management fees	rr_ManagementFeesOverAssets	0.62%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.19%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.81%
Less fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[2]
Net expenses	rr_NetExpensesOverAssets
1 Year	rr_ExpenseExampleYear01	83
3 Years	rr_ExpenseExampleYear03	259
5 Years	rr_ExpenseExampleYear05	450
10 Years	rr_ExpenseExampleYear10	1,002
1 Year	rr_AverageAnnualReturnYear01	6.77%
5 Years	rr_AverageAnnualReturnYear05	4.50%
10 Years	rr_AverageAnnualReturnYear10	4.89%
Retail | Calvert Short Duration Income Fund | Return after taxes on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.71%
5 Years	rr_AverageAnnualReturnYear05	2.39%
10 Years	rr_AverageAnnualReturnYear10	2.99%
Retail | Calvert Short Duration Income Fund | Return after taxes on distributions and sale of Fund shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.30%
5 Years	rr_AverageAnnualReturnYear05	2.39%
10 Years	rr_AverageAnnualReturnYear10	2.96%
Retail | Calvert Short Duration Income Fund | Barclays 1-5 Year U.S. Credit Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.51%
5 Years	rr_AverageAnnualReturnYear05	5.17%
10 Years	rr_AverageAnnualReturnYear10	4.57%
Retail | Calvert Short Duration Income Fund | Lipper Short Investment Grade Debt Funds Avg. (reflects no deduction for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.57%
5 Years	rr_AverageAnnualReturnYear05	2.84%
10 Years	rr_AverageAnnualReturnYear10	2.98%

[1]	The contingent deferred sales charge reduces over time.
[2]	The investment advisor has agreed to contractually limit direct net annual fund operating expenses through January 31, 2014. Direct net operating expenses will not exceed 1.08% for Class A and 0.95% for Class Y. Only the Board of Trustees of the Fund may terminate the Fund's expense limitation before the contractual period expires.

Retail | Calvert Long-Term Income Fund
CALVERT LONG-TERM INCOME FUND Class (Ticker): A (CLDAX)
INVESTMENT OBJECTIVE
The Fund seeks to maximize income, to the extent consistent with preservation of capital, through investments in longer-dated securities. This objective may be changed by the Fund’s Board of Trustees without shareholder approval.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert mutual funds that are not money market funds. More information about these and other discounts is available from your financial professional and under “Choosing a Share Class” on page 48 and “Reduced Sales Charges” on page 52 of this Prospectus, and under “Method of Distribution” on page 49 of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Retail Calvert Long-Term Income Fund Class A
Maximum sales charge (load) on purchases (as a % of offering price)	3.75%
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	none
Redemption fee (as a % of amount redeemed or exchanged within 30 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses		Retail Calvert Long-Term Income Fund Class A
Management fees		0.68%
Distribution and service (12b-1) fees		0.25%
Other expenses		0.36%
Total annual fund operating expenses		1.28%
Less fee waiver and/or expense reimbursement	[1]	(0.03%)
Net expenses		1.25%
[1]	The investment advisor has agreed to contractually limit direct net annual fund operating expenses through January 31, 2014. Direct net operating expenses will not exceed 1.25% for Class A. Only the Board of Trustees of the Fund may terminate the Fund's expense limitation before the contractual period expires.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:
  you invest $10,000 in the Fund for the time periods indicated;
  your investment has a 5% return each year;
  the Fund’s operating expenses remain the same; and
  any Calvert expense limitation is in effect for the period indicated in the fee table above.
Although your actual costs may be higher or lower, under these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Retail Calvert Long-Term Income Fund Class A	498	763	1,048	1,860

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 406% of its portfolio’s average value.
INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies
The Fund uses an active strategy, seeking relative value to earn incremental income. The Fund typically invests at least 65% of its net assets in investment grade, U.S. dollar-denominated debt securities, as assessed at the time of purchase. A debt security is investment grade when assigned a credit quality rating of BBB- or higher by Standard & Poor’s Ratings Services (“Standard & Poor’s”) or an equivalent rating by another nationally recognized statistical rating organization (‘‘NRSRO”), including Moody’s Investors Service or Fitch Ratings, or if unrated, considered to be of comparable credit quality by the Fund’s Advisor.

The Fund invests principally in bonds issued by U.S. corporations, the U.S. government or its agencies, and U.S. government-sponsored entities (e.g., the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”)). The Fund also may invest in trust preferred securities, taxable municipal securities, asset-backed securities (“ABS”), including commercial mortgage-backed securities, and repurchase agreements.

The Fund may invest in securities that represent interests in pools of mortgage loans or other assets assembled for sale to investors by various U.S. governmental agencies, government-related organizations and private issuers. These investments may include derivative securities such as collateralized mortgage obligations (“CMOs”) and ABS.

In addition, the Fund may invest in leveraged loans. The loans in which the Fund will invest are expected to be below-investment-grade quality and to bear interest at a floating rate that resets periodically.

The Fund may invest up to 35% of its net assets in below-investment grade, high-yield debt securities (commonly known as “junk bonds”), including bonds rated in default. A debt security is below investment grade when assigned a credit quality rating below BBB- by Standard & Poor’s or an equivalent rating by another NRSRO, or if unrated, considered to be of comparable credit quality by the Fund’s Advisor.

The Fund may also invest up to 25% of its net assets in foreign debt securities. Foreign debt securities include American Depositary Receipts (“ADRs”).

The Fund is “non-diversified,” which means it may invest a greater percentage of its assets in a particular issuer than a “diversified” fund.

Under normal circumstances, the Fund will have a dollar-weighted average portfolio maturity of ten years or more.

The Fund uses a hedging technique that includes the purchase and sale of U.S. Treasury securities and related futures contracts to manage the duration of the Fund.

Tobacco Exclusion. The Fund seeks to avoid investing in companies classified under the tobacco industry sector of the Barclays Global Aggregate Index, the Barclays U.S. High Yield Index or the Barclays Global Emerging Market Index; or, in the opinion of the Fund’s Advisor, any similar securities in the Barclays Municipal Index.
Principal Risks
You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Non-Diversification Risk. Because the Fund may invest a greater percentage of its assets in a particular issuer than a diversified fund, the gains or losses on a single bond may have greater impact on the Fund than a diversified fund.

Bond Market Risk. The market prices of bonds held by the Fund may fall.

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Mortgage-Backed and Asset-Backed Securities Risk. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. These securities are also subject to the risk that borrowers will prepay the principal on their loans more quickly than expected (prepayment risk) or more slowly than expected (extension risk), which will affect the yield, average life and price of the securities. In addition, faster than expected prepayments may cause the Fund to invest the prepaid principal in lower yielding securities and slower than expected prepayments may reduce the potential for the Fund to invest in higher yielding securities.

Mortgage-Backed Security Risk (Government-Sponsored Enterprises). Debt and mortgage-backed securities issued by government-sponsored enterprises (“GSEs”) such as FNMA and FHLMC are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. government. Such securities are only supported by the credit of the applicable GSE. The U.S. government has provided financial support to FNMA and FHLMC, but there can be no assurance that it will support these or other GSEs in the future.

Leveraged Loan Risk. Leveraged loans are subject to the risks typically associated with debt securities, such as credit risk discussed above. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower, are subject to the risk that a court could subordinate such loans to presently existing or future indebtedness or take other action detrimental to the holders of leveraged loans. Leveraged loans are also subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. Some leveraged loans are not as easily purchased or sold as publicly-traded securities and others are illiquid, which may make it more difficult for the Fund to value them or dispose of them at an acceptable price. Leveraged loans are usually more credit sensitive than investment-grade securities.

Management Risk. The individual investments of the Fund may not perform as expected, due to credit, political or other risks and/or the Fund’s portfolio management practices may not achieve the desired result.

Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer-term securities are subject to greater interest rate risk.

Junk Bond Risk. Investments in junk bonds can involve a substantial risk of loss. Junk bonds are considered to be speculative with respect to the issuer’s ability to pay interest and principal. These securities, which are rated below investment grade, have a higher risk of issuer default, are subject to greater price volatility than investment grade securities and may be illiquid.

Defaulted Bonds Risk. For bonds in default (rated “D” by Standard & Poor’s or the equivalent by another NRSRO), there is a significant risk that these bonds will not achieve full recovery.

Unrated Security Risk. Unrated securities may be less liquid than rated securities determined to be of comparable quality. When the Fund purchases unrated securities, it will depend on the Advisor’s analysis of credit risk without the assessment of an NRSRO.

Corporate and Taxable Municipal Bond Risk. For corporate and taxable municipal bonds, there is credit risk in addition to the interest rate risk that affects all fixed-income securities.

Trust Preferred Securities Risk. Trust preferred securities are preferred stocks issued by a special purpose trust subsidiary backed by subordinated debt of the corporate parent. Trust preferred securities are subject to unique risks, which include the fact that dividend payments will only be paid if interest payments on the underlying obligations are made, which interest payments are dependent on the financial condition of the parent corporation. There is also the risk that the underlying obligations, and thus the trust preferred securities, may be prepaid after a stated call date or as a result of certain tax or regulatory events, resulting in a lower yield to maturity.

Collateralized Mortgage Obligation and Structured Asset-Backed Securities Risk. A CMO is a multiclass bond that is backed by a pool of mortgage loans or mortgage-backed securities. A structured ABS is a multiclass bond that is typically backed by a pool of auto loans, credit card receivables, home equity loans or student loans. A CMO or structured ABS is subject to interest rate risk, credit risk, prepayment risk and extension risk. In addition, if the Fund holds a class of a CMO or a structured ABS that is subordinated to other classes backed by the same pool of collateral, the likelihood that the Fund will receive payments of principal may be substantially limited.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, and the potential for foreign markets to be less liquid and more volatile than U.S. markets. Foreign securities include ADRs. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall. ADRs indirectly bear currency risk because they represent an interest in securities that are not denominated in U.S. dollars.

Repurchase Agreement Risk. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money because it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

Active Trading Strategy Risk. The Fund employs an active style that seeks to position the Fund with securities that offer the greatest price appreciation while minimizing risk. This style can result in higher turnover (exceeding 100%), may translate to higher transaction costs and may increase your tax liability.

Futures Contracts Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts.
Performance
The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund’s performance over time with that of an index and an average.

The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund’s shares. Any sales charge will reduce your return.
Calendar Year Total Returns for Class A at NAV

	Quarter Ended	Total Return
Best Quarter (of periods shown)	9/30/09	8.33%
Worst Quarter (of periods shown)	9/30/05	-1.18%

The average total return table shows the Fund’s returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.
Average Annual Total Returns (as of 12-31-12) (with maximum sales charge deducted)
Average Annual Total Returns Retail Calvert Long-Term Income Fund	1 Year	5 Years	Since Inception	Inception Date
Class A	7.73%	9.97%	8.69%	Dec 31, 2004
Class A Return after taxes on distributions	4.88%	7.23%	6.31%
Class A Return after taxes on distributions and sale of Fund shares	5.31%	6.96%	6.08%
Barclays Long U.S. Credit Index (reflects no deduction for fees, expenses or taxes)	12.73%	10.40%	7.81%
Lipper Corporate Debt Funds BBB Rated Avg. (reflects no deduction for taxes)	9.96%	7.29%	5.89%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	CALVERT FUND
Prospectus Date	rr_ProspectusDate	Jan 31, 2013
Retail | Calvert Long-Term Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	CALVERT LONG-TERM INCOME FUND Class (Ticker): A (CLDAX)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to maximize income, to the extent consistent with preservation of capital, through investments in longer-dated securities. This objective may be changed by the Fund’s Board of Trustees without shareholder approval.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert mutual funds that are not money market funds. More information about these and other discounts is available from your financial professional and under “Choosing a Share Class” on page 48 and “Reduced Sales Charges” on page 52 of this Prospectus, and under “Method of Distribution” on page 49 of the Fund’s Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 406% of its portfolio’s average value.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	406.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert mutual funds that are not money market funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:
  you invest $10,000 in the Fund for the time periods indicated;
  your investment has a 5% return each year;
  the Fund’s operating expenses remain the same; and
  any Calvert expense limitation is in effect for the period indicated in the fee table above.
		Although your actual costs may be higher or lower, under these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund uses an active strategy, seeking relative value to earn incremental income. The Fund typically invests at least 65% of its net assets in investment grade, U.S. dollar-denominated debt securities, as assessed at the time of purchase. A debt security is investment grade when assigned a credit quality rating of BBB- or higher by Standard & Poor’s Ratings Services (“Standard & Poor’s”) or an equivalent rating by another nationally recognized statistical rating organization (‘‘NRSRO”), including Moody’s Investors Service or Fitch Ratings, or if unrated, considered to be of comparable credit quality by the Fund’s Advisor.

The Fund invests principally in bonds issued by U.S. corporations, the U.S. government or its agencies, and U.S. government-sponsored entities (e.g., the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”)). The Fund also may invest in trust preferred securities, taxable municipal securities, asset-backed securities (“ABS”), including commercial mortgage-backed securities, and repurchase agreements.

The Fund may invest in securities that represent interests in pools of mortgage loans or other assets assembled for sale to investors by various U.S. governmental agencies, government-related organizations and private issuers. These investments may include derivative securities such as collateralized mortgage obligations (“CMOs”) and ABS.

In addition, the Fund may invest in leveraged loans. The loans in which the Fund will invest are expected to be below-investment-grade quality and to bear interest at a floating rate that resets periodically.

The Fund may invest up to 35% of its net assets in below-investment grade, high-yield debt securities (commonly known as “junk bonds”), including bonds rated in default. A debt security is below investment grade when assigned a credit quality rating below BBB- by Standard & Poor’s or an equivalent rating by another NRSRO, or if unrated, considered to be of comparable credit quality by the Fund’s Advisor.

The Fund may also invest up to 25% of its net assets in foreign debt securities. Foreign debt securities include American Depositary Receipts (“ADRs”).

The Fund is “non-diversified,” which means it may invest a greater percentage of its assets in a particular issuer than a “diversified” fund.

Under normal circumstances, the Fund will have a dollar-weighted average portfolio maturity of ten years or more.

The Fund uses a hedging technique that includes the purchase and sale of U.S. Treasury securities and related futures contracts to manage the duration of the Fund.

		Tobacco Exclusion. The Fund seeks to avoid investing in companies classified under the tobacco industry sector of the Barclays Global Aggregate Index, the Barclays U.S. High Yield Index or the Barclays Global Emerging Market Index; or, in the opinion of the Fund’s Advisor, any similar securities in the Barclays Municipal Index.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Non-Diversification Risk. Because the Fund may invest a greater percentage of its assets in a particular issuer than a diversified fund, the gains or losses on a single bond may have greater impact on the Fund than a diversified fund.

Bond Market Risk. The market prices of bonds held by the Fund may fall.

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Mortgage-Backed and Asset-Backed Securities Risk. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. These securities are also subject to the risk that borrowers will prepay the principal on their loans more quickly than expected (prepayment risk) or more slowly than expected (extension risk), which will affect the yield, average life and price of the securities. In addition, faster than expected prepayments may cause the Fund to invest the prepaid principal in lower yielding securities and slower than expected prepayments may reduce the potential for the Fund to invest in higher yielding securities.

Mortgage-Backed Security Risk (Government-Sponsored Enterprises). Debt and mortgage-backed securities issued by government-sponsored enterprises (“GSEs”) such as FNMA and FHLMC are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. government. Such securities are only supported by the credit of the applicable GSE. The U.S. government has provided financial support to FNMA and FHLMC, but there can be no assurance that it will support these or other GSEs in the future.

Leveraged Loan Risk. Leveraged loans are subject to the risks typically associated with debt securities, such as credit risk discussed above. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower, are subject to the risk that a court could subordinate such loans to presently existing or future indebtedness or take other action detrimental to the holders of leveraged loans. Leveraged loans are also subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. Some leveraged loans are not as easily purchased or sold as publicly-traded securities and others are illiquid, which may make it more difficult for the Fund to value them or dispose of them at an acceptable price. Leveraged loans are usually more credit sensitive than investment-grade securities.

Management Risk. The individual investments of the Fund may not perform as expected, due to credit, political or other risks and/or the Fund’s portfolio management practices may not achieve the desired result.

Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer-term securities are subject to greater interest rate risk.

Junk Bond Risk. Investments in junk bonds can involve a substantial risk of loss. Junk bonds are considered to be speculative with respect to the issuer’s ability to pay interest and principal. These securities, which are rated below investment grade, have a higher risk of issuer default, are subject to greater price volatility than investment grade securities and may be illiquid.

Defaulted Bonds Risk. For bonds in default (rated “D” by Standard & Poor’s or the equivalent by another NRSRO), there is a significant risk that these bonds will not achieve full recovery.

Unrated Security Risk. Unrated securities may be less liquid than rated securities determined to be of comparable quality. When the Fund purchases unrated securities, it will depend on the Advisor’s analysis of credit risk without the assessment of an NRSRO.

Corporate and Taxable Municipal Bond Risk. For corporate and taxable municipal bonds, there is credit risk in addition to the interest rate risk that affects all fixed-income securities.

Trust Preferred Securities Risk. Trust preferred securities are preferred stocks issued by a special purpose trust subsidiary backed by subordinated debt of the corporate parent. Trust preferred securities are subject to unique risks, which include the fact that dividend payments will only be paid if interest payments on the underlying obligations are made, which interest payments are dependent on the financial condition of the parent corporation. There is also the risk that the underlying obligations, and thus the trust preferred securities, may be prepaid after a stated call date or as a result of certain tax or regulatory events, resulting in a lower yield to maturity.

Collateralized Mortgage Obligation and Structured Asset-Backed Securities Risk. A CMO is a multiclass bond that is backed by a pool of mortgage loans or mortgage-backed securities. A structured ABS is a multiclass bond that is typically backed by a pool of auto loans, credit card receivables, home equity loans or student loans. A CMO or structured ABS is subject to interest rate risk, credit risk, prepayment risk and extension risk. In addition, if the Fund holds a class of a CMO or a structured ABS that is subordinated to other classes backed by the same pool of collateral, the likelihood that the Fund will receive payments of principal may be substantially limited.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, and the potential for foreign markets to be less liquid and more volatile than U.S. markets. Foreign securities include ADRs. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall. ADRs indirectly bear currency risk because they represent an interest in securities that are not denominated in U.S. dollars.

Repurchase Agreement Risk. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money because it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

Active Trading Strategy Risk. The Fund employs an active style that seeks to position the Fund with securities that offer the greatest price appreciation while minimizing risk. This style can result in higher turnover (exceeding 100%), may translate to higher transaction costs and may increase your tax liability.

		Futures Contracts Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. Because the Fund may invest a greater percentage of its assets in a particular issuer than a diversified fund, the gains or losses on a single bond may have greater impact on the Fund than a diversified fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund’s performance over time with that of an index and an average.

The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

		The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund’s shares. Any sales charge will reduce your return.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Class A shares has varied from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.calvert.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class A at NAV
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund’s shares. Any sales charge will reduce your return.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter Ended	Total Return
Best Quarter (of periods shown)	9/30/09	8.33%
Worst Quarter (of periods shown)	9/30/05	-1.18%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (as of 12-31-12) (with maximum sales charge deducted)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The average total return table shows the Fund’s returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The average total return table shows the Fund’s returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.
Retail | Calvert Long-Term Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee (as a % of amount redeemed or exchanged within 30 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Management fees	rr_ManagementFeesOverAssets	0.68%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.36%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.28%
Less fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%) [1]
Net expenses	rr_NetExpensesOverAssets	1.25%
1 Year	rr_ExpenseExampleYear01	498
3 Years	rr_ExpenseExampleYear03	763
5 Years	rr_ExpenseExampleYear05	1,048
10 Years	rr_ExpenseExampleYear10	1,860
2005	rr_AnnualReturn2005	6.07%
2006	rr_AnnualReturn2006	5.43%
2007	rr_AnnualReturn2007	8.28%
2008	rr_AnnualReturn2008	5.63%
2009	rr_AnnualReturn2009	17.09%
2010	rr_AnnualReturn2010	10.28%
2011	rr_AnnualReturn2011	9.47%
2012	rr_AnnualReturn2012	11.94%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter (of periods shown)
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.33%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter (of periods shown)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2005
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.18%)
1 Year	rr_AverageAnnualReturnYear01	7.73%
5 Years	rr_AverageAnnualReturnYear05	9.97%
Since Inception	rr_AverageAnnualReturnSinceInception	8.69%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2004
Retail | Calvert Long-Term Income Fund | Return after taxes on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.88%
5 Years	rr_AverageAnnualReturnYear05	7.23%
Since Inception	rr_AverageAnnualReturnSinceInception	6.31%
Retail | Calvert Long-Term Income Fund | Return after taxes on distributions and sale of Fund shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.31%
5 Years	rr_AverageAnnualReturnYear05	6.96%
Since Inception	rr_AverageAnnualReturnSinceInception	6.08%
Retail | Calvert Long-Term Income Fund | Barclays Long U.S. Credit Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.73%
5 Years	rr_AverageAnnualReturnYear05	10.40%
Since Inception	rr_AverageAnnualReturnSinceInception	7.81%
Retail | Calvert Long-Term Income Fund | Lipper Corporate Debt Funds BBB Rated Avg. (reflects no deduction for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.96%
5 Years	rr_AverageAnnualReturnYear05	7.29%
Since Inception	rr_AverageAnnualReturnSinceInception	5.89%

[1]	The investment advisor has agreed to contractually limit direct net annual fund operating expenses through January 31, 2014. Direct net operating expenses will not exceed 1.25% for Class A. Only the Board of Trustees of the Fund may terminate the Fund's expense limitation before the contractual period expires.

Retail | Calvert Ultra-Short Income Fund
CALVERT ULTRA-SHORT INCOME FUND Class (Ticker): A (CULAX) Y (CULYX)
INVESTMENT OBJECTIVE
The Fund seeks to maximize income, to the extent consistent with preservation of capital, through investment in short-term bonds and income-producing securities. This objective may be changed by the Fund’s Board of Trustees without shareholder approval.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert mutual funds that are not money market funds. More information about these and other discounts is available from your financial professional and under “Choosing a Share Class” on page 48 and “Reduced Sales Charges” on page 52 of this Prospectus, and under “Method of Distribution” on page 49 of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Retail Calvert Ultra-Short Income Fund	Class A	Class Y
Maximum sales charge (load) on purchases (as a % of offering price)	1.25%	none
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	none	none
Redemption fee (as a % of amount redeemed or exchanged within 7 days of purchase)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses Retail Calvert Ultra-Short Income Fund		Class A	Class Y
Management fees		0.55%	0.55%
Distribution and service (12b-1) fees		0.25%	none
Other expenses		0.25%	0.12%
Total annual fund operating expenses		1.05%	0.67%
Less fee waiver and/or expense reimbursement	[1]	(0.16%)
Net expenses		0.89%
[1]	The investment advisor has agreed to contractually limit direct net annual fund operating expenses through January 31, 2014. Direct net operating expenses will not exceed 0.89% for Class A and 0.84% for Class Y. Only the Board of Trustees of the Fund may terminate the Fund's expense limitation before the contractual period expires.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:
  you invest $10,000 in the Fund for the time periods indicated;
  your investment has a 5% return each year;
  the Fund’s operating expenses remain the same; and
  any Calvert expense limitation is in effect for the period indicated in the fee table above.
Although your actual costs may be higher or lower, under these assumptions your costs would be:
Expense Example Retail Calvert Ultra-Short Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	215	439	682	1,377
Class Y	68	214	373	835

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 210% of its portfolio’s average value.
INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies
The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets (including borrowings for investment purposes) in a portfolio of floating-rate securities (e.g., corporate floating rate securities) and securities with durations of less than or equal to one year. The Fund will provide shareholders with at least 60 days’ notice before changing this 80% policy. The Fund uses an active strategy, seeking relative value to earn incremental income.

The Fund typically invests at least 65% of its net assets in investment grade, U.S. dollar-denominated debt securities, as assessed at the time of purchase. A debt security is investment grade when assigned a credit quality rating of BBB- or higher by Standard & Poor’s Ratings Services (“Standard & Poor’s”) or an equivalent rating by another nationally recognized statistical rating organization (‘‘NRSRO”), including Moody’s Investors Service or Fitch Ratings, or if unrated, considered to be of comparable credit quality by the Fund’s Advisor.

The Fund invests principally in bonds issued by U.S. corporations, the U.S. government or its agencies, and U.S. government-sponsored entities (e.g., the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”)). The Fund also may invest in trust preferred securities, taxable municipal securities, asset-backed securities (“ABS”), including commercial mortgage-backed securities, and repurchase agreements.

The Fund may invest in securities that represent interests in pools of mortgage loans or other assets assembled for sale to investors by various U.S. governmental agencies, government-related organizations and private issuers. These investments may include derivative securities such as collateralized mortgage obligations (“CMOs”) and ABS.

In addition, the Fund may invest in leveraged loans. The loans in which the Fund will invest are expected to be below-investment-grade quality and to bear interest at a floating rate that resets periodically.

The Fund may invest up to 35% of its net assets in below-investment grade, high-yield debt securities (commonly known as “junk bonds”), including bonds rated in default. A debt security is below investment grade when assigned a credit quality rating below BBB- by Standard & Poor’s or an equivalent rating by another NRSRO, or if unrated, considered to be of comparable credit quality by the Fund’s Advisor.

The Fund may also invest up to 25% of its net assets in foreign debt securities. Foreign debt securities include American Depositary Receipts (“ADRs”).

The Fund is “non-diversified,” which means it may invest a greater percentage of its assets in a particular issuer than a “diversified” fund.

Under normal circumstances, the Fund’s average portfolio duration will be less than one year. Duration is a measure of the expected average life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. Similarly, a Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.

The Fund uses a hedging technique that includes the purchase and sale of U.S. Treasury securities and related futures contracts to manage the duration of the Fund.

Tobacco Exclusion. The Fund seeks to avoid investing in companies classified under the tobacco industry sector of the Barclays Global Aggregate Index, the Barclays U.S. High Yield Index or the Barclays Global Emerging Market Index; or, in the opinion of the Fund’s Advisor, any similar securities in the Barclays Municipal Index.

Principal Risks
You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Non-Diversification Risk. Because the Fund may invest a greater percentage of its assets in a particular issuer than a diversified fund, the gains or losses on a single bond may have greater impact on the Fund than a diversified fund.

Bond Market Risk. The market prices of bonds held by the Fund may fall.

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Mortgage-Backed and Asset-Backed Securities Risk. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. These securities are also subject to the risk that borrowers will prepay the principal on their loans more quickly than expected (prepayment risk) or more slowly than expected (extension risk), which will affect the yield, average life and price of the securities. In addition, faster than expected prepayments may cause the Fund to invest the prepaid principal in lower yielding securities and slower than expected prepayments may reduce the potential for the Fund to invest in higher yielding securities.

Mortgage-Backed Security Risk (Government-Sponsored Enterprises). Debt and mortgage-backed securities issued by government-sponsored enterprises (“GSEs”) such as FNMA and FHLMC are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. government. Such securities are only supported by the credit of the applicable GSE. The U.S. government has provided financial support to FNMA and FHLMC, but there can be no assurance that it will support these or other GSEs in the future.

Leveraged Loan Risk. Leveraged loans are subject to the risks typically associated with debt securities, such as credit risk discussed above. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower, are subject to the risk that a court could subordinate such loans to presently existing or future indebtedness or take other action detrimental to the holders of leveraged loans. Leveraged loans are also subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. Some leveraged loans are not as easily purchased or sold as publicly-traded securities and others are illiquid, which may make it more difficult for the Fund to value them or dispose of them at an acceptable price. Leveraged loans are usually more credit sensitive than investment-grade securities.

Management Risk. The individual investments of the Fund may not perform as expected, due to credit, political or other risks and/or the Fund’s portfolio management practices may not achieve the desired result.

Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall. Because a significant portion of securities held by the Fund may have variable or floating interest rates, the amounts of the Fund’s monthly distributions to shareholders are expected to vary with fluctuations in market interest rates. Generally, when market interest rates fall, the amount of the distributions to shareholders will likewise decrease.

Lag Risk for Interest Payments. There may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment for a floating-rate security, which could harm or benefit the Fund, depending on the circumstances. For example, a floating-rate security that does not reset immediately would prevent the Fund from taking full advantage of rising interest rates. In a declining interest rate environment, however, the Fund would benefit from the lag since the Fund would not immediately be impacted by a decline in interest rates.

Junk Bond Risk. Investments in junk bonds can involve a substantial risk of loss. Junk bonds are considered to be speculative with respect to the issuer’s ability to pay interest and principal. These securities, which are rated below investment grade, have a higher risk of issuer default, are subject to greater price volatility than investment grade securities and may be illiquid.

Defaulted Bonds Risk. For bonds in default (rated “D” by Standard & Poor’s or the equivalent by another NRSRO), there is a significant risk that these bonds will not achieve full recovery.

Unrated Security Risk. Unrated securities may be less liquid than rated securities determined to be of comparable quality. When the Fund purchases unrated securities, it will depend on the Advisor’s analysis of credit risk without the assessment of an NRSRO.

Corporate and Taxable Municipal Bond Risk. For corporate and taxable municipal bonds, there is credit risk in addition to the interest rate risk that affects all fixed-income securities.

Trust Preferred Securities Risk. Trust preferred securities are preferred stocks issued by a special purpose trust subsidiary backed by subordinated debt of the corporate parent. Trust preferred securities are subject to unique risks, which include the fact that dividend payments will only be paid if interest payments on the underlying obligations are made, which interest payments are dependent on the financial condition of the parent corporation. There is also the risk that the underlying obligations, and thus the trust preferred securities, may be prepaid after a stated call date or as a result of certain tax or regulatory events, resulting in a lower yield to maturity.

Collateralized Mortgage Obligation and Structured Asset-Backed Securities Risk. A CMO is a multiclass bond that is backed by a pool of mortgage loans or mortgage-backed securities. A structured ABS is a multiclass bond that is typically backed by a pool of auto loans, credit card receivables, home equity loans or student loans. A CMO or structured ABS is subject to interest rate risk, credit risk, prepayment risk and extension risk. In addition, if the Fund holds a class of a CMO or a structured ABS that is subordinated to other classes backed by the same pool of collateral, the likelihood that the Fund will receive payments of principal may be substantially limited.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, and the potential for foreign markets to be less liquid and more volatile than U.S. markets. Foreign securities include ADRs. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall. ADRs indirectly bear currency risk because they represent an interest in securities that are not denominated in U.S. dollars.

Repurchase Agreement Risk. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money because it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

Active Trading Strategy Risk. The Fund employs an active style that seeks to position the Fund with securities that offer the greatest price appreciation while minimizing risk. This style can result in higher turnover (exceeding 100%), may translate to higher transaction costs and may increase your tax liability.

Futures Contracts Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts.
Performance
The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund’s performance over time with that of an index and an average.

The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Performance results for Class Y shares prior to May 28, 2010 (the Class Y shares’ inception date) reflect the performance of Class A shares at net asset value. Actual Class Y share performance would have been higher than Class A share performance because Class Y, unlike Class A, has no Rule 12b-1 fees.

The return for each of the Fund’s other Classes of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class.

The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund’s shares. Any sales charge will reduce your return.
Calendar Year Total Returns for Class A at NAV

	Quarter Ended	Total Return
Best Quarter (of periods shown)	6/30/09	3.25%
Worst Quarter (of periods shown)	9/30/11	-0.78%

The average total return table shows the Fund’s returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.
Average Annual Total Returns (as of 12-31-12) (with maximum sales charge deducted, if any)
Average Annual Total Returns Retail Calvert Ultra-Short Income Fund	1 Year	5 Years	Since Inception	Inception Date
Class A	1.21%	2.76%	3.21%	Oct 31, 2006
Class A Return after taxes on distributions	0.70%	1.96%	2.21%
Class A Return after taxes on distributions and sale of Fund shares	0.79%	1.89%	2.16%
Class Y	2.69%	3.14%	3.51%	Oct 31, 2006
Barclays Short Treasury Index 9-12 months (reflects no deduction for fees, expenses or taxes)	0.23%	1.36%	2.16%
Lipper Ultra-Short Obligations Funds Avg. (reflects no deduction for taxes)	1.72%	1.31%	1.79%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	CALVERT FUND
Prospectus Date	rr_ProspectusDate	Jan 31, 2013
Retail | Calvert Ultra-Short Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	CALVERT ULTRA-SHORT INCOME FUND Class (Ticker): A (CULAX) Y (CULYX)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to maximize income, to the extent consistent with preservation of capital, through investment in short-term bonds and income-producing securities. This objective may be changed by the Fund’s Board of Trustees without shareholder approval.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert mutual funds that are not money market funds. More information about these and other discounts is available from your financial professional and under “Choosing a Share Class” on page 48 and “Reduced Sales Charges” on page 52 of this Prospectus, and under “Method of Distribution” on page 49 of the Fund’s Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 210% of its portfolio’s average value.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	210.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert mutual funds that are not money market funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:
  you invest $10,000 in the Fund for the time periods indicated;
  your investment has a 5% return each year;
  the Fund’s operating expenses remain the same; and
  any Calvert expense limitation is in effect for the period indicated in the fee table above.
		Although your actual costs may be higher or lower, under these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets (including borrowings for investment purposes) in a portfolio of floating-rate securities (e.g., corporate floating rate securities) and securities with durations of less than or equal to one year. The Fund will provide shareholders with at least 60 days’ notice before changing this 80% policy. The Fund uses an active strategy, seeking relative value to earn incremental income.

The Fund typically invests at least 65% of its net assets in investment grade, U.S. dollar-denominated debt securities, as assessed at the time of purchase. A debt security is investment grade when assigned a credit quality rating of BBB- or higher by Standard & Poor’s Ratings Services (“Standard & Poor’s”) or an equivalent rating by another nationally recognized statistical rating organization (‘‘NRSRO”), including Moody’s Investors Service or Fitch Ratings, or if unrated, considered to be of comparable credit quality by the Fund’s Advisor.

The Fund invests principally in bonds issued by U.S. corporations, the U.S. government or its agencies, and U.S. government-sponsored entities (e.g., the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”)). The Fund also may invest in trust preferred securities, taxable municipal securities, asset-backed securities (“ABS”), including commercial mortgage-backed securities, and repurchase agreements.

The Fund may invest in securities that represent interests in pools of mortgage loans or other assets assembled for sale to investors by various U.S. governmental agencies, government-related organizations and private issuers. These investments may include derivative securities such as collateralized mortgage obligations (“CMOs”) and ABS.

In addition, the Fund may invest in leveraged loans. The loans in which the Fund will invest are expected to be below-investment-grade quality and to bear interest at a floating rate that resets periodically.

The Fund may invest up to 35% of its net assets in below-investment grade, high-yield debt securities (commonly known as “junk bonds”), including bonds rated in default. A debt security is below investment grade when assigned a credit quality rating below BBB- by Standard & Poor’s or an equivalent rating by another NRSRO, or if unrated, considered to be of comparable credit quality by the Fund’s Advisor.

The Fund may also invest up to 25% of its net assets in foreign debt securities. Foreign debt securities include American Depositary Receipts (“ADRs”).

The Fund is “non-diversified,” which means it may invest a greater percentage of its assets in a particular issuer than a “diversified” fund.

Under normal circumstances, the Fund’s average portfolio duration will be less than one year. Duration is a measure of the expected average life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. Similarly, a Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.

The Fund uses a hedging technique that includes the purchase and sale of U.S. Treasury securities and related futures contracts to manage the duration of the Fund.

Tobacco Exclusion. The Fund seeks to avoid investing in companies classified under the tobacco industry sector of the Barclays Global Aggregate Index, the Barclays U.S. High Yield Index or the Barclays Global Emerging Market Index; or, in the opinion of the Fund’s Advisor, any similar securities in the Barclays Municipal Index.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Non-Diversification Risk. Because the Fund may invest a greater percentage of its assets in a particular issuer than a diversified fund, the gains or losses on a single bond may have greater impact on the Fund than a diversified fund.

Bond Market Risk. The market prices of bonds held by the Fund may fall.

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Mortgage-Backed and Asset-Backed Securities Risk. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. These securities are also subject to the risk that borrowers will prepay the principal on their loans more quickly than expected (prepayment risk) or more slowly than expected (extension risk), which will affect the yield, average life and price of the securities. In addition, faster than expected prepayments may cause the Fund to invest the prepaid principal in lower yielding securities and slower than expected prepayments may reduce the potential for the Fund to invest in higher yielding securities.

Mortgage-Backed Security Risk (Government-Sponsored Enterprises). Debt and mortgage-backed securities issued by government-sponsored enterprises (“GSEs”) such as FNMA and FHLMC are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. government. Such securities are only supported by the credit of the applicable GSE. The U.S. government has provided financial support to FNMA and FHLMC, but there can be no assurance that it will support these or other GSEs in the future.

Leveraged Loan Risk. Leveraged loans are subject to the risks typically associated with debt securities, such as credit risk discussed above. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower, are subject to the risk that a court could subordinate such loans to presently existing or future indebtedness or take other action detrimental to the holders of leveraged loans. Leveraged loans are also subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. Some leveraged loans are not as easily purchased or sold as publicly-traded securities and others are illiquid, which may make it more difficult for the Fund to value them or dispose of them at an acceptable price. Leveraged loans are usually more credit sensitive than investment-grade securities.

Management Risk. The individual investments of the Fund may not perform as expected, due to credit, political or other risks and/or the Fund’s portfolio management practices may not achieve the desired result.

Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall. Because a significant portion of securities held by the Fund may have variable or floating interest rates, the amounts of the Fund’s monthly distributions to shareholders are expected to vary with fluctuations in market interest rates. Generally, when market interest rates fall, the amount of the distributions to shareholders will likewise decrease.

Lag Risk for Interest Payments. There may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment for a floating-rate security, which could harm or benefit the Fund, depending on the circumstances. For example, a floating-rate security that does not reset immediately would prevent the Fund from taking full advantage of rising interest rates. In a declining interest rate environment, however, the Fund would benefit from the lag since the Fund would not immediately be impacted by a decline in interest rates.

Junk Bond Risk. Investments in junk bonds can involve a substantial risk of loss. Junk bonds are considered to be speculative with respect to the issuer’s ability to pay interest and principal. These securities, which are rated below investment grade, have a higher risk of issuer default, are subject to greater price volatility than investment grade securities and may be illiquid.

Defaulted Bonds Risk. For bonds in default (rated “D” by Standard & Poor’s or the equivalent by another NRSRO), there is a significant risk that these bonds will not achieve full recovery.

Unrated Security Risk. Unrated securities may be less liquid than rated securities determined to be of comparable quality. When the Fund purchases unrated securities, it will depend on the Advisor’s analysis of credit risk without the assessment of an NRSRO.

Corporate and Taxable Municipal Bond Risk. For corporate and taxable municipal bonds, there is credit risk in addition to the interest rate risk that affects all fixed-income securities.

Trust Preferred Securities Risk. Trust preferred securities are preferred stocks issued by a special purpose trust subsidiary backed by subordinated debt of the corporate parent. Trust preferred securities are subject to unique risks, which include the fact that dividend payments will only be paid if interest payments on the underlying obligations are made, which interest payments are dependent on the financial condition of the parent corporation. There is also the risk that the underlying obligations, and thus the trust preferred securities, may be prepaid after a stated call date or as a result of certain tax or regulatory events, resulting in a lower yield to maturity.

Collateralized Mortgage Obligation and Structured Asset-Backed Securities Risk. A CMO is a multiclass bond that is backed by a pool of mortgage loans or mortgage-backed securities. A structured ABS is a multiclass bond that is typically backed by a pool of auto loans, credit card receivables, home equity loans or student loans. A CMO or structured ABS is subject to interest rate risk, credit risk, prepayment risk and extension risk. In addition, if the Fund holds a class of a CMO or a structured ABS that is subordinated to other classes backed by the same pool of collateral, the likelihood that the Fund will receive payments of principal may be substantially limited.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, and the potential for foreign markets to be less liquid and more volatile than U.S. markets. Foreign securities include ADRs. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall. ADRs indirectly bear currency risk because they represent an interest in securities that are not denominated in U.S. dollars.

Repurchase Agreement Risk. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money because it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

Active Trading Strategy Risk. The Fund employs an active style that seeks to position the Fund with securities that offer the greatest price appreciation while minimizing risk. This style can result in higher turnover (exceeding 100%), may translate to higher transaction costs and may increase your tax liability.

		Futures Contracts Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. Because the Fund may invest a greater percentage of its assets in a particular issuer than a diversified fund, the gains or losses on a single bond may have greater impact on the Fund than a diversified fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund’s performance over time with that of an index and an average.

The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Performance results for Class Y shares prior to May 28, 2010 (the Class Y shares’ inception date) reflect the performance of Class A shares at net asset value. Actual Class Y share performance would have been higher than Class A share performance because Class Y, unlike Class A, has no Rule 12b-1 fees.

The return for each of the Fund’s other Classes of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class.

		The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund’s shares. Any sales charge will reduce your return.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Class A shares has varied from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.calvert.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class A at NAV
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund’s shares. Any sales charge will reduce your return.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter Ended	Total Return
Best Quarter (of periods shown)	6/30/09	3.25%
Worst Quarter (of periods shown)	9/30/11	-0.78%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (as of 12-31-12) (with maximum sales charge deducted, if any)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The average total return table shows the Fund’s returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The average total return table shows the Fund’s returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.

		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.
Retail | Calvert Ultra-Short Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	1.25%
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee (as a % of amount redeemed or exchanged within 7 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Management fees	rr_ManagementFeesOverAssets	0.55%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.25%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.05%
Less fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[1]
Net expenses	rr_NetExpensesOverAssets	0.89%
1 Year	rr_ExpenseExampleYear01	215
3 Years	rr_ExpenseExampleYear03	439
5 Years	rr_ExpenseExampleYear05	682
10 Years	rr_ExpenseExampleYear10	1,377
2007	rr_AnnualReturn2007	5.20%
2008	rr_AnnualReturn2008	2.98%
2009	rr_AnnualReturn2009	7.29%
2010	rr_AnnualReturn2010	2.30%
2011	rr_AnnualReturn2011	0.20%
2012	rr_AnnualReturn2012	2.46%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter (of periods shown)
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.25%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter (of periods shown)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.78%)
1 Year	rr_AverageAnnualReturnYear01	1.21%
5 Years	rr_AverageAnnualReturnYear05	2.76%
Since Inception	rr_AverageAnnualReturnSinceInception	3.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 31, 2006
Retail | Calvert Ultra-Short Income Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee (as a % of amount redeemed or exchanged within 7 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Management fees	rr_ManagementFeesOverAssets	0.55%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.12%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.67%
Less fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[1]
Net expenses	rr_NetExpensesOverAssets
1 Year	rr_ExpenseExampleYear01	68
3 Years	rr_ExpenseExampleYear03	214
5 Years	rr_ExpenseExampleYear05	373
10 Years	rr_ExpenseExampleYear10	835
1 Year	rr_AverageAnnualReturnYear01	2.69%
5 Years	rr_AverageAnnualReturnYear05	3.14%
Since Inception	rr_AverageAnnualReturnSinceInception	3.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 31, 2006
Retail | Calvert Ultra-Short Income Fund | Return after taxes on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.70%
5 Years	rr_AverageAnnualReturnYear05	1.96%
Since Inception	rr_AverageAnnualReturnSinceInception	2.21%
Retail | Calvert Ultra-Short Income Fund | Return after taxes on distributions and sale of Fund shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.79%
5 Years	rr_AverageAnnualReturnYear05	1.89%
Since Inception	rr_AverageAnnualReturnSinceInception	2.16%
Retail | Calvert Ultra-Short Income Fund | Barclays Short Treasury Index 9-12 months (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.23%
5 Years	rr_AverageAnnualReturnYear05	1.36%
Since Inception	rr_AverageAnnualReturnSinceInception	2.16%
Retail | Calvert Ultra-Short Income Fund | Lipper Ultra-Short Obligations Funds Avg. (reflects no deduction for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.72%
5 Years	rr_AverageAnnualReturnYear05	1.31%
Since Inception	rr_AverageAnnualReturnSinceInception	1.79%

[1]	The investment advisor has agreed to contractually limit direct net annual fund operating expenses through January 31, 2014. Direct net operating expenses will not exceed 0.89% for Class A and 0.84% for Class Y. Only the Board of Trustees of the Fund may terminate the Fund's expense limitation before the contractual period expires.

Retail | Calvert Government Fund
CALVERT GOVERNMENT FUND Class (Ticker): A (CGVAX) C (CGVCX)
INVESTMENT OBJECTIVE
The Fund seeks to maximize income, to the extent consistent with preservation of capital, primarily through investment in debt securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. This objective may be changed by the Fund’s Board of Trustees without shareholder approval.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert mutual funds that are not money market funds. More information about these and other discounts is available from your financial professional and under “Choosing a Share Class” on page 48 and “Reduced Sales Charges” on page 52 of this Prospectus, and under “Method of Distribution” on page 49 of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Retail Calvert Government Fund		Class A	Class C
Maximum sales charge (load) on purchases (as a % of offering price)		3.75%	none
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	[1]	none	1.00%
Redemption fee (as a % of amount redeemed or exchanged within 30 days of purchase)		2.00%	2.00%
[1]	The contingent deferred sales charge reduces over time.

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses Retail Calvert Government Fund		Class A	Class C
Management fees		0.55%	0.55%
Distribution and service (12b-1) fees		0.25%	1.00%
Other expenses		0.57%	0.65%
Total annual fund operating expenses		1.37%	2.20%
Less fee waiver and/or expense reimbursement	[1]	(0.33%)	(0.16%)
Net expenses		1.04%	2.04%
[1]	The investment advisor has agreed to contractually limit direct net annual fund operating expenses for Class A and Class C through January 31, 2014. Direct net operating expenses will not exceed 1.04% for Class A and 2.04% for Class C. Calvert has further agreed to contractually limit direct net annual fund operating expenses for Class C to 5.00% through January 31, 2023. Only the Board of Trustees of the Fund may terminate the Fund's expense limitation before the contractual period expires.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:
  you invest $10,000 in the Fund for the time periods indicated and then either redeem or hold your shares at the end of those periods;
  your investment has a 5% return each year;
  the Fund’s operating expenses remain the same; and
  any Calvert expense limitation is in effect for the period indicated in the fee table above.
Although your actual costs may be higher or lower, under these assumptions your costs would be:
Expense Example Retail Calvert Government Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	477	761	1,067	1,932
Class C	307	673	1,165	2,521

Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Retail Calvert Government Fund Class C	207	673	1,165	2,521

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 311% of its portfolio’s average value.
INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies
Under normal circumstances, the Fund will invest at least 80% of its net assets (including borrowings for investment purposes) in (i) debt securities issued or guaranteed by the U.S. government, its agencies or instrumentalities (“U.S. Government Securities”), (ii) repurchase agreements collateralized by U.S. Government Securities and (iii) incidental to those investments, futures contracts that are related to U.S. Government Securities. The Fund will provide shareholders with at least 60 days’ notice before changing this 80% policy.

The Fund uses an active strategy, seeking relative value to earn incremental income. The investment advisor allocates the Fund’s assets among different market sectors (e.g., U.S. Treasury or U.S. government agency) and different maturities based on its view of the relative value of each sector or maturity. There is no limit on the Fund’s average maturity.

The Fund also may invest in corporate debt securities, trust preferred securities, taxable municipal securities, asset-backed securities (“ABS”), including commercial mortgage-backed securities, and repurchase agreements.

The Fund may invest in securities that represent interests in pools of mortgage loans or other assets assembled for sale to investors by various U.S. governmental agencies, government-related organizations and private issuers. These investments may include derivative securities such as collateralized mortgage obligations (“CMOs”) and ABS.

In addition, the Fund may invest in leveraged loans. The loans in which the Fund will invest are expected to be below-investment-grade quality and to bear interest at a floating rate that resets periodically.

The Fund is “non-diversified,” which means it may invest a greater percentage of its assets in a particular issuer than a “diversified” fund.

The Fund uses a hedging technique that includes the purchase and sale of U.S. Treasury securities and related futures contracts to manage the duration of the Fund.

Tobacco Exclusion. The Fund seeks to avoid investing in companies classified under the tobacco industry sector of the Barclays Global Aggregate Index, the Barclays U.S. High Yield Index or the Barclays Global Emerging Market Index; or, in the opinion of the Fund’s Advisor, any similar securities in the Barclays Municipal Index.
Principal Risks
You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Non-Diversification Risk. Because the Fund may invest a greater percentage of its assets in a particular issuer than a diversified fund, the gains or losses on a single bond may have greater impact on the Fund than a diversified fund.

Bond Market Risk. The market prices of bonds held by the Fund may fall.

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Mortgage-Backed and Asset-Backed Securities Risk. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. These securities are also subject to the risk that borrowers will prepay the principal on their loans more quickly than expected (prepayment risk) or more slowly than expected (extension risk), which will affect the yield, average life and price of the securities. In addition, faster than expected prepayments may cause the Fund to invest the prepaid principal in lower yielding securities and slower than expected prepayments may reduce the potential for the Fund to invest in higher yielding securities.

Mortgage-Backed Security Risk (Government-Sponsored Enterprises). Debt and mortgage-backed securities issued by government-sponsored enterprises (“GSEs”) such as the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”) are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. government. Such securities are only supported by the credit of the applicable GSE. The U.S. government has provided financial support to FNMA and FHLMC, but there can be no assurance that it will support these or other GSEs in the future.

Leveraged Loan Risk. Leveraged loans are subject to the risks typically associated with debt securities, such as credit risk discussed above. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower, are subject to the risk that a court could subordinate such loans to presently existing or future indebtedness or take other action detrimental to the holders of leveraged loans. Leveraged loans are also subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. Some leveraged loans are not as easily purchased or sold as publicly-traded securities and others are illiquid, which may make it more difficult for the Fund to value them or dispose of them at an acceptable price. Leveraged loans are usually more credit sensitive than investment-grade securities.

Management Risk. The individual investments of the Fund may not perform as expected, due to credit, political or other risks and/or the Fund’s portfolio management practices may not achieve the desired result.

Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer-term securities are subject to greater interest rate risk.

Unrated Security Risk. Unrated securities may be less liquid than rated securities determined to be of comparable quality. When the Fund purchases unrated securities, it will depend on the Advisor’s analysis of credit risk without the assessment of a nationally recognized statistical rating organization.

Corporate and Taxable Municipal Bond Risk. For corporate and taxable municipal bonds, there is credit risk in addition to the interest rate risk that affects all fixed-income securities.

Trust Preferred Securities Risk. Trust preferred securities are preferred stocks issued by a special purpose trust subsidiary backed by subordinated debt of the corporate parent. Trust preferred securities are subject to unique risks, which include the fact that dividend payments will only be paid if interest payments on the underlying obligations are made, which interest payments are dependent on the financial condition of the parent corporation. There is also the risk that the underlying obligations, and thus the trust preferred securities, may be prepaid after a stated call date or as a result of certain tax or regulatory events, resulting in a lower yield to maturity.

Collateralized Mortgage Obligation and Structured Asset-Backed Securities Risk. A CMO is a multiclass bond that is backed by a pool of mortgage loans or mortgage-backed securities. A structured ABS is a multiclass bond that is typically backed by a pool of auto loans, credit card receivables, home equity loans or student loans. A CMO or structured ABS is subject to interest rate risk, credit risk, prepayment risk and extension risk. In addition, if the Fund holds a class of a CMO or a structured ABS that is subordinated to other classes backed by the same pool of collateral, the likelihood that the Fund will receive payments of principal may be substantially limited.

Repurchase Agreement Risk. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money because it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

Active Trading Strategy Risk. The Fund employs an active style that seeks to position the Fund with securities that offer the greatest price appreciation while minimizing risk. This style can result in higher turnover (exceeding 100%), may translate to higher transaction costs and may increase your tax liability.

Futures Contracts Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts.
Performance
The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund’s performance over time with that of an index and an average.

The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

The return for each of the Fund’s other Classes of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund’s shares. Any sales charge will reduce your return.
Calendar Year Total Returns for Class A at NAV

	Quarter Ended	Total Return
Best Quarter (of periods shown)	9/30/09	4.42%
Worst Quarter (of periods shown)	6/30/09	-0.88%

The average total return table shows the Fund’s returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.
Average Annual Total Returns (as of 12-31-12) (with maximum sales charge deducted, if any)
Average Annual Total Returns Retail Calvert Government Fund	1 Year	Since Inception	Inception Date
Class A	(1.64%)	5.21%	Dec 31, 2008
Class A Return after taxes on distributions	(2.69%)	4.12%
Class A Return after taxes on distributions and sale of Fund shares	(0.95%)	3.86%
Class C	0.15%	5.19%	Dec 31, 2008
Barclays U.S. Government Index (reflects no deduction for fees, expenses or taxes)	2.02%	3.51%
Lipper General U.S. Government Funds Avg. (reflects no deduction for taxes)	2.39%	4.74%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	CALVERT FUND
Prospectus Date	rr_ProspectusDate	Jan 31, 2013
Retail | Calvert Government Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	CALVERT GOVERNMENT FUND Class (Ticker): A (CGVAX) C (CGVCX)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to maximize income, to the extent consistent with preservation of capital, primarily through investment in debt securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. This objective may be changed by the Fund’s Board of Trustees without shareholder approval.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert mutual funds that are not money market funds. More information about these and other discounts is available from your financial professional and under “Choosing a Share Class” on page 48 and “Reduced Sales Charges” on page 52 of this Prospectus, and under “Method of Distribution” on page 49 of the Fund’s Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 311% of its portfolio’s average value.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	311.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	The contingent deferred sales charge reduces over time.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert mutual funds that are not money market funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:
  you invest $10,000 in the Fund for the time periods indicated and then either redeem or hold your shares at the end of those periods;
  your investment has a 5% return each year;
  the Fund’s operating expenses remain the same; and
  any Calvert expense limitation is in effect for the period indicated in the fee table above.
		Although your actual costs may be higher or lower, under these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund will invest at least 80% of its net assets (including borrowings for investment purposes) in (i) debt securities issued or guaranteed by the U.S. government, its agencies or instrumentalities (“U.S. Government Securities”), (ii) repurchase agreements collateralized by U.S. Government Securities and (iii) incidental to those investments, futures contracts that are related to U.S. Government Securities. The Fund will provide shareholders with at least 60 days’ notice before changing this 80% policy.

The Fund uses an active strategy, seeking relative value to earn incremental income. The investment advisor allocates the Fund’s assets among different market sectors (e.g., U.S. Treasury or U.S. government agency) and different maturities based on its view of the relative value of each sector or maturity. There is no limit on the Fund’s average maturity.

The Fund also may invest in corporate debt securities, trust preferred securities, taxable municipal securities, asset-backed securities (“ABS”), including commercial mortgage-backed securities, and repurchase agreements.

The Fund may invest in securities that represent interests in pools of mortgage loans or other assets assembled for sale to investors by various U.S. governmental agencies, government-related organizations and private issuers. These investments may include derivative securities such as collateralized mortgage obligations (“CMOs”) and ABS.

In addition, the Fund may invest in leveraged loans. The loans in which the Fund will invest are expected to be below-investment-grade quality and to bear interest at a floating rate that resets periodically.

The Fund is “non-diversified,” which means it may invest a greater percentage of its assets in a particular issuer than a “diversified” fund.

The Fund uses a hedging technique that includes the purchase and sale of U.S. Treasury securities and related futures contracts to manage the duration of the Fund.

		Tobacco Exclusion. The Fund seeks to avoid investing in companies classified under the tobacco industry sector of the Barclays Global Aggregate Index, the Barclays U.S. High Yield Index or the Barclays Global Emerging Market Index; or, in the opinion of the Fund’s Advisor, any similar securities in the Barclays Municipal Index.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Non-Diversification Risk. Because the Fund may invest a greater percentage of its assets in a particular issuer than a diversified fund, the gains or losses on a single bond may have greater impact on the Fund than a diversified fund.

Bond Market Risk. The market prices of bonds held by the Fund may fall.

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Mortgage-Backed and Asset-Backed Securities Risk. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. These securities are also subject to the risk that borrowers will prepay the principal on their loans more quickly than expected (prepayment risk) or more slowly than expected (extension risk), which will affect the yield, average life and price of the securities. In addition, faster than expected prepayments may cause the Fund to invest the prepaid principal in lower yielding securities and slower than expected prepayments may reduce the potential for the Fund to invest in higher yielding securities.

Mortgage-Backed Security Risk (Government-Sponsored Enterprises). Debt and mortgage-backed securities issued by government-sponsored enterprises (“GSEs”) such as the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”) are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. government. Such securities are only supported by the credit of the applicable GSE. The U.S. government has provided financial support to FNMA and FHLMC, but there can be no assurance that it will support these or other GSEs in the future.

Leveraged Loan Risk. Leveraged loans are subject to the risks typically associated with debt securities, such as credit risk discussed above. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower, are subject to the risk that a court could subordinate such loans to presently existing or future indebtedness or take other action detrimental to the holders of leveraged loans. Leveraged loans are also subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. Some leveraged loans are not as easily purchased or sold as publicly-traded securities and others are illiquid, which may make it more difficult for the Fund to value them or dispose of them at an acceptable price. Leveraged loans are usually more credit sensitive than investment-grade securities.

Management Risk. The individual investments of the Fund may not perform as expected, due to credit, political or other risks and/or the Fund’s portfolio management practices may not achieve the desired result.

Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer-term securities are subject to greater interest rate risk.

Unrated Security Risk. Unrated securities may be less liquid than rated securities determined to be of comparable quality. When the Fund purchases unrated securities, it will depend on the Advisor’s analysis of credit risk without the assessment of a nationally recognized statistical rating organization.

Corporate and Taxable Municipal Bond Risk. For corporate and taxable municipal bonds, there is credit risk in addition to the interest rate risk that affects all fixed-income securities.

Trust Preferred Securities Risk. Trust preferred securities are preferred stocks issued by a special purpose trust subsidiary backed by subordinated debt of the corporate parent. Trust preferred securities are subject to unique risks, which include the fact that dividend payments will only be paid if interest payments on the underlying obligations are made, which interest payments are dependent on the financial condition of the parent corporation. There is also the risk that the underlying obligations, and thus the trust preferred securities, may be prepaid after a stated call date or as a result of certain tax or regulatory events, resulting in a lower yield to maturity.

Collateralized Mortgage Obligation and Structured Asset-Backed Securities Risk. A CMO is a multiclass bond that is backed by a pool of mortgage loans or mortgage-backed securities. A structured ABS is a multiclass bond that is typically backed by a pool of auto loans, credit card receivables, home equity loans or student loans. A CMO or structured ABS is subject to interest rate risk, credit risk, prepayment risk and extension risk. In addition, if the Fund holds a class of a CMO or a structured ABS that is subordinated to other classes backed by the same pool of collateral, the likelihood that the Fund will receive payments of principal may be substantially limited.

Repurchase Agreement Risk. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money because it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

Active Trading Strategy Risk. The Fund employs an active style that seeks to position the Fund with securities that offer the greatest price appreciation while minimizing risk. This style can result in higher turnover (exceeding 100%), may translate to higher transaction costs and may increase your tax liability.

		Futures Contracts Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. Because the Fund may invest a greater percentage of its assets in a particular issuer than a diversified fund, the gains or losses on a single bond may have greater impact on the Fund than a diversified fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund’s performance over time with that of an index and an average.

The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

		The return for each of the Fund’s other Classes of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund’s shares. Any sales charge will reduce your return.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Class A shares has varied from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.calvert.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class A at NAV
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund’s shares. Any sales charge will reduce your return.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter Ended	Total Return
Best Quarter (of periods shown)	9/30/09	4.42%
Worst Quarter (of periods shown)	6/30/09	-0.88%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (as of 12-31-12) (with maximum sales charge deducted, if any)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The average total return table shows the Fund’s returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The average total return table shows the Fund’s returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.

		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.
Retail | Calvert Government Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Redemption fee (as a % of amount redeemed or exchanged within 30 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Management fees	rr_ManagementFeesOverAssets	0.55%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.57%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.37%
Less fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)	[2]
Net expenses	rr_NetExpensesOverAssets	1.04%
1 Year	rr_ExpenseExampleYear01	477
3 Years	rr_ExpenseExampleYear03	761
5 Years	rr_ExpenseExampleYear05	1,067
10 Years	rr_ExpenseExampleYear10	1,932
2009	rr_AnnualReturn2009	7.79%
2010	rr_AnnualReturn2010	8.18%
2011	rr_AnnualReturn2011	6.81%
2012	rr_AnnualReturn2012	2.18%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter (of periods shown)
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.42%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter (of periods shown)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.88%)
1 Year	rr_AverageAnnualReturnYear01	(1.64%)
Since Inception	rr_AverageAnnualReturnSinceInception	5.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2008
Retail | Calvert Government Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Redemption fee (as a % of amount redeemed or exchanged within 30 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Management fees	rr_ManagementFeesOverAssets	0.55%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.65%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.20%
Less fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[2]
Net expenses	rr_NetExpensesOverAssets	2.04%
1 Year	rr_ExpenseExampleYear01	307
3 Years	rr_ExpenseExampleYear03	673
5 Years	rr_ExpenseExampleYear05	1,165
10 Years	rr_ExpenseExampleYear10	2,521
1 Year	rr_ExpenseExampleNoRedemptionYear01	207
3 Years	rr_ExpenseExampleNoRedemptionYear03	673
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,165
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,521
1 Year	rr_AverageAnnualReturnYear01	0.15%
Since Inception	rr_AverageAnnualReturnSinceInception	5.19%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2008
Retail | Calvert Government Fund | Return after taxes on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.69%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.12%
Retail | Calvert Government Fund | Return after taxes on distributions and sale of Fund shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.95%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.86%
Retail | Calvert Government Fund | Barclays U.S. Government Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.02%
Since Inception	rr_AverageAnnualReturnSinceInception	3.51%
Retail | Calvert Government Fund | Lipper General U.S. Government Funds Avg. (reflects no deduction for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.39%
Since Inception	rr_AverageAnnualReturnSinceInception	4.74%

[1]	The contingent deferred sales charge reduces over time.
[2]	The investment advisor has agreed to contractually limit direct net annual fund operating expenses for Class A and Class C through January 31, 2014. Direct net operating expenses will not exceed 1.04% for Class A and 2.04% for Class C. Calvert has further agreed to contractually limit direct net annual fund operating expenses for Class C to 5.00% through January 31, 2023. Only the Board of Trustees of the Fund may terminate the Fund's expense limitation before the contractual period expires.

Retail | Calvert High Yield Bond Fund
CALVERT HIGH YIELD BOND FUND Class (Ticker): A (CYBAX) C (CHBCX) Y (CYBYX)
INVESTMENT OBJECTIVE
The Fund seeks high current income
and capital appreciation, secondarily. This objective may be changed by the Fund’s Board of Trustees without shareholder approval.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert mutual funds that are not money market funds. More information about these and other discounts is available from your financial professional and under “Choosing a Share Class” on page 48 and “Reduced Sales Charges” on page 52 of this Prospectus, and under “Method of Distribution” on page 49 of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Retail Calvert High Yield Bond Fund		Class A	Class C	Class Y
Maximum sales charge (load) on purchases (as a % of offering price)		3.75%	none	none
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	[1]	none	1.00%	none
Redemption fee (as a % of amount redeemed or exchanged within 30 days of purchase)		2.00%	2.00%	2.00%
[1]	The contingent deferred sales charge reduces over time.

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses Retail Calvert High Yield Bond Fund		Class A	Class C	Class Y
Management fees		0.75%	0.75%	0.75%
Distribution and service (12b-1) fees		0.25%	1.00%	none
Other expenses		0.58%	2.87%	4.44%
Total annual fund operating expenses		1.58%	4.62%	5.19%
Less fee waiver and/or expense reimbursement	[1]	(0.51%)	(2.55%)	(4.37%)
Net expenses		1.07%	2.07%	0.82%
[1]	The investment advisor has agreed to contractually limit direct net annual fund operating expenses through January 31, 2014. Direct net operating expenses will not exceed 1.07% for Class A, 2.07% for Class C and 0.82% for Class Y. Calvert has further agreed to contractually limit direct net annual fund operating expenses for Class Y to 3.00% through January 31, 2023. Only the Board of Trustees of the Fund may terminate the Fund's expense limitation before the contractual period expires.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:
  you invest $10,000 in the Fund for the time periods indicated and then either redeem or hold your shares at the end of those periods;
  your investment has a 5% return each year;
  the Fund’s operating expenses remain the same; and
  any Calvert expense limitation is in effect for the period indicated in the fee table above.
Although your actual costs may be higher or lower, under these assumptions your costs would be:
Expense Example Retail Calvert High Yield Bond Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	480	807	1,157	2,141
Class C	310	1,165	2,127	4,564
Class Y	84	721	1,385	3,163

Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Retail Calvert High Yield Bond Fund Class C	210	1,165	2,127	4,564

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 273% of its portfolio’s average value.
INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies
The Fund invests primarily in high yield, high risk bonds, with intermediate maturities. For its investments, the Fund seeks to identify high yield bonds of companies that have the ability to make timely payments of principal and interest. Using fundamental credit analysis of companies, the Fund seeks to invest in companies whose financial condition gives them greater value relative to other companies in the high yield market, providing the further potential for capital appreciation. Consequently, capital appreciation is a secondary objective of the Fund. Under normal circumstances, the Fund will invest at least 80% of its assets in high yield, high risk bonds, also known as “junk” bonds. The Fund will provide shareholders with at least 60 days’ notice before changing this 80% policy.

The Fund is “non-diversified,” which means it may invest a greater percentage of its assets in a particular issuer than a “diversified” fund.

The Advisor will actively manage the Fund to take advantage of relative values of various sectors of the high yield market in order to seek high current income and secondarily, capital appreciation. The Fund will buy and sell securities based on its overall objective of achieving the highest possible total return.

The Fund also may invest in trust preferred securities, taxable municipal securities, asset-backed securities (“ABS”), including commercial mortgage-backed securities, and repurchase agreements.

The Fund may invest in securities that represent interests in pools of mortgage loans or other assets assembled for sale to investors by various U.S. governmental agencies, government-related organizations and private issuers. These investments may include derivative securities such as collateralized mortgage obligations (“CMOs”) and ABS.

In addition, the Fund may invest in leveraged loans. The loans in which the Fund will invest are expected to be below-investment-grade quality and to bear interest at a floating rate that resets periodically.

The Fund uses a hedging technique that includes the purchase and sale of U.S. Treasury securities and related futures contracts to manage the duration of the Fund.

When a corporation issues a bond, it generally submits the security to one or more nationally recognized statistical rating organizations (“NRSROs”) such as Moody’s Investors Service (“Moody’s”) or Standard & Poor’s Ratings Services (“Standard & Poor’s”). These services evaluate the creditworthiness of the issuer and assign a rating, based on their evaluation of the issuer’s ability to repay the bond. Bonds with ratings below Baa3 (Moody’s) or BBB- (Standard & Poor’s) are considered below investment grade and are commonly referred to as junk bonds. Some bonds are not rated at all. The Advisor determines the comparable rating quality of bonds that are not rated.

Tobacco Exclusion. The Fund seeks to avoid investing in companies classified under the tobacco industry sector of the Barclays Global Aggregate Index, the Barclays U.S. High Yield Index or the Barclays Global Emerging Market Index; or, in the opinion of the Fund’s Advisor, any similar securities in the Barclays Municipal Index.
Principal Risks
You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Non-Diversification Risk. Because the Fund may invest a greater percentage of its assets in a particular issuer than a diversified fund, the gains or losses on a single bond may have greater impact on the Fund than a diversified fund.

Bond Market Risk. The market prices of bonds held by the Fund may fall.

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Junk Bond Risk. Investments in junk bonds can involve a substantial risk of loss. Junk bonds are considered to be speculative with respect to the issuer’s ability to pay interest and principal. These securities, which are rated below investment grade, have a higher risk of issuer default, are subject to greater price volatility than investment grade securities and may be illiquid.

Mortgage-Backed and Asset-Backed Securities Risk. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. These securities are also subject to the risk that borrowers will prepay the principal on their loans more quickly than expected (prepayment risk) or more slowly than expected (extension risk), which will affect the yield, average life and price of the securities. In addition, faster than expected prepayments may cause the Fund to invest the prepaid principal in lower yielding securities and slower than expected prepayments may reduce the potential for the Fund to invest in higher yielding securities.

Mortgage-Backed Security Risk (Government-Sponsored Enterprises).  Debt and mortgage-backed securities issued by government-sponsored enterprises (“GSEs”) such as the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”) are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. government. Such securities are only supported by the credit of the applicable GSE. The U.S. government has provided financial support to FNMA and FHLMC, but there can be no assurance that it will support these or other GSEs in the future.

Leveraged Loan Risk. Leveraged loans are subject to the risks typically associated with debt securities, such as credit risk discussed above. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower, are subject to the risk that a court could subordinate such loans to presently existing or future indebtedness or take other action detrimental to the holders of leveraged loans. Leveraged loans are also subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. Some leveraged loans are not as easily purchased or sold as publicly-traded securities and others are illiquid, which may make it more difficult for the Fund to value them or dispose of them at an acceptable price. Leveraged loans are usually more credit sensitive than investment-grade securities.

Management Risk. The individual investments of the Fund may not perform as expected, due to credit, political or other risks and/or the Fund’s portfolio management practices may not achieve the desired result.

Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer-term securities are subject to greater interest rate risk.

Defaulted Bonds Risk. For bonds in default (rated “D” by Standard & Poor’s or the equivalent by another NRSRO), there is a significant risk that these bonds will not achieve full recovery.

Unrated Security Risk. Unrated securities may be less liquid than rated securities determined to be of comparable quality. When the Fund purchases unrated securities, it will depend on the Advisor’s analysis of credit risk without the assessment of an NRSRO.

Corporate and Taxable Municipal Bond Risk. For corporate and taxable municipal bonds, there is credit risk in addition to the interest rate risk that affects all fixed-income securities.

Trust Preferred Securities Risk. Trust preferred securities are preferred stocks issued by a special purpose trust subsidiary backed by subordinated debt of the corporate parent. Trust preferred securities are subject to unique risks, which include the fact that dividend payments will only be paid if interest payments on the underlying obligations are made, which interest payments are dependent on the financial condition of the parent corporation. There is also the risk that the underlying obligations, and thus the trust preferred securities, may be prepaid after a stated call date or as a result of certain tax or regulatory events, resulting in a lower yield to maturity.

Collateralized Mortgage Obligation and Structured Asset-Backed Securities Risk. A CMO is a multiclass bond that is backed by a pool of mortgage loans or mortgage-backed securities. A structured ABS is a multiclass bond that is typically backed by a pool of auto loans, credit card receivables, home equity loans or student loans. A CMO or structured ABS is subject to interest rate risk, credit risk, prepayment risk and extension risk. In addition, if the Fund holds a class of a CMO or a structured ABS that is subordinated to other classes backed by the same pool of collateral, the likelihood that the Fund will receive payments of principal may be substantially limited.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, and the potential for foreign markets to be less liquid and more volatile than U.S. markets. Foreign securities include ADRs. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall. ADRs indirectly bear currency risk because they represent an interest in securities that are not denominated in U.S. dollars.

Repurchase Agreement Risk. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money because it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

Active Trading Strategy Risk. The Fund employs an active style that seeks to position the Fund with securities that offer the greatest price appreciation while minimizing risk. This style can result in higher turnover (exceeding 100%), may translate to higher transaction costs and may increase your tax liability.

Futures Contracts Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts.
Performance
The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund’s performance over time with that of an index and an average.

The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Pursuant to an Agreement and Plan of Reorganization, Class A shares of Calvert High Yield Bond Fund, a series of Summit Mutual Funds, Inc. (“SMF Calvert High Yield Bond Fund”), were reorganized into the Class A shares of an identical and newly created series of The Calvert Fund, Calvert High Yield Bond Fund, which commenced operations on September 18, 2009. The performance results prior to September 18, 2009, for Class A shares reflect the performance of SMF Calvert High Yield Bond Fund. In addition, performance results for Class A shares prior to February 1, 2007, the inception date for Class A shares of SMF Calvert High Yield Bond Fund, reflect the performance of Class I shares of SMF Calvert High Yield Bond Fund, adjusted for the 12b-1 distribution fees applicable to Class A.

Performance results for Class Y shares prior to July 29, 2011 (the Class Y shares’ inception date) reflect the performance of Class A shares at net asset value. Actual Class Y share performance would have been higher than Class A share performance because Class Y, unlike Class A, has no Rule 12b-1 fees.

The return for each of the Fund’s other Classes of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class.

The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund’s shares. Any sales charge will reduce your return.
Calendar Year Total Returns for Class A at NAV

	Quarter Ended	Total Return
Best Quarter (of periods shown)	6/30/09	10.92%
Worst Quarter (of periods shown)	12/31/08	-14.17%

The average total return table shows the Fund’s returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.
Average Annual Total Returns (as of 12-31-12) (with maximum sales charge deducted, if any)
Average Annual Total Returns Retail Calvert High Yield Bond Fund	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class A	10.49%	7.45%	8.81%
Class A Return after taxes on distributions	8.30%	5.07%	6.31%
Class A Return after taxes on distributions and sale of Fund shares	6.78%	4.90%	6.09%
Class Y	15.07%	8.36%	9.27%
Class Y BofA Merrill Lynch High Yield Master II Index (reflects no deduction for fees, expenses or taxes)	15.57%	10.01%	10.39%
Class Y Lipper High Yield Funds Avg. (reflects no deduction for taxes)	14.66%	8.01%	8.89%
Class C	12.52%			11.65%	Oct 31, 2011
Class C BofA Merrill Lynch High Yield Master II Index (reflects no deduction for fees, expenses or taxes)	15.57%			15.81%
Class C Lipper High Yield Funds Avg. (reflects no deduction for taxes)	14.66%			12.56%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	CALVERT FUND
Prospectus Date	rr_ProspectusDate	Jan 31, 2013
Retail | Calvert High Yield Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	CALVERT HIGH YIELD BOND FUND Class (Ticker): A (CYBAX) C (CHBCX) Y (CYBYX)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks high current income
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	and capital appreciation, secondarily. This objective may be changed by the Fund’s Board of Trustees without shareholder approval.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert mutual funds that are not money market funds. More information about these and other discounts is available from your financial professional and under “Choosing a Share Class” on page 48 and “Reduced Sales Charges” on page 52 of this Prospectus, and under “Method of Distribution” on page 49 of the Fund’s Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 273% of its portfolio’s average value.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	273.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	The contingent deferred sales charge reduces over time.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert mutual funds that are not money market funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:
  you invest $10,000 in the Fund for the time periods indicated and then either redeem or hold your shares at the end of those periods;
  your investment has a 5% return each year;
  the Fund’s operating expenses remain the same; and
  any Calvert expense limitation is in effect for the period indicated in the fee table above.
		Although your actual costs may be higher or lower, under these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests primarily in high yield, high risk bonds, with intermediate maturities. For its investments, the Fund seeks to identify high yield bonds of companies that have the ability to make timely payments of principal and interest. Using fundamental credit analysis of companies, the Fund seeks to invest in companies whose financial condition gives them greater value relative to other companies in the high yield market, providing the further potential for capital appreciation. Consequently, capital appreciation is a secondary objective of the Fund. Under normal circumstances, the Fund will invest at least 80% of its assets in high yield, high risk bonds, also known as “junk” bonds. The Fund will provide shareholders with at least 60 days’ notice before changing this 80% policy.

The Fund is “non-diversified,” which means it may invest a greater percentage of its assets in a particular issuer than a “diversified” fund.

The Advisor will actively manage the Fund to take advantage of relative values of various sectors of the high yield market in order to seek high current income and secondarily, capital appreciation. The Fund will buy and sell securities based on its overall objective of achieving the highest possible total return.

The Fund also may invest in trust preferred securities, taxable municipal securities, asset-backed securities (“ABS”), including commercial mortgage-backed securities, and repurchase agreements.

The Fund may invest in securities that represent interests in pools of mortgage loans or other assets assembled for sale to investors by various U.S. governmental agencies, government-related organizations and private issuers. These investments may include derivative securities such as collateralized mortgage obligations (“CMOs”) and ABS.

In addition, the Fund may invest in leveraged loans. The loans in which the Fund will invest are expected to be below-investment-grade quality and to bear interest at a floating rate that resets periodically.

The Fund uses a hedging technique that includes the purchase and sale of U.S. Treasury securities and related futures contracts to manage the duration of the Fund.

When a corporation issues a bond, it generally submits the security to one or more nationally recognized statistical rating organizations (“NRSROs”) such as Moody’s Investors Service (“Moody’s”) or Standard & Poor’s Ratings Services (“Standard & Poor’s”). These services evaluate the creditworthiness of the issuer and assign a rating, based on their evaluation of the issuer’s ability to repay the bond. Bonds with ratings below Baa3 (Moody’s) or BBB- (Standard & Poor’s) are considered below investment grade and are commonly referred to as junk bonds. Some bonds are not rated at all. The Advisor determines the comparable rating quality of bonds that are not rated.

		Tobacco Exclusion. The Fund seeks to avoid investing in companies classified under the tobacco industry sector of the Barclays Global Aggregate Index, the Barclays U.S. High Yield Index or the Barclays Global Emerging Market Index; or, in the opinion of the Fund’s Advisor, any similar securities in the Barclays Municipal Index.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Non-Diversification Risk. Because the Fund may invest a greater percentage of its assets in a particular issuer than a diversified fund, the gains or losses on a single bond may have greater impact on the Fund than a diversified fund.

Bond Market Risk. The market prices of bonds held by the Fund may fall.

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Junk Bond Risk. Investments in junk bonds can involve a substantial risk of loss. Junk bonds are considered to be speculative with respect to the issuer’s ability to pay interest and principal. These securities, which are rated below investment grade, have a higher risk of issuer default, are subject to greater price volatility than investment grade securities and may be illiquid.

Mortgage-Backed and Asset-Backed Securities Risk. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. These securities are also subject to the risk that borrowers will prepay the principal on their loans more quickly than expected (prepayment risk) or more slowly than expected (extension risk), which will affect the yield, average life and price of the securities. In addition, faster than expected prepayments may cause the Fund to invest the prepaid principal in lower yielding securities and slower than expected prepayments may reduce the potential for the Fund to invest in higher yielding securities.

Mortgage-Backed Security Risk (Government-Sponsored Enterprises).  Debt and mortgage-backed securities issued by government-sponsored enterprises (“GSEs”) such as the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”) are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. government. Such securities are only supported by the credit of the applicable GSE. The U.S. government has provided financial support to FNMA and FHLMC, but there can be no assurance that it will support these or other GSEs in the future.

Leveraged Loan Risk. Leveraged loans are subject to the risks typically associated with debt securities, such as credit risk discussed above. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower, are subject to the risk that a court could subordinate such loans to presently existing or future indebtedness or take other action detrimental to the holders of leveraged loans. Leveraged loans are also subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. Some leveraged loans are not as easily purchased or sold as publicly-traded securities and others are illiquid, which may make it more difficult for the Fund to value them or dispose of them at an acceptable price. Leveraged loans are usually more credit sensitive than investment-grade securities.

Management Risk. The individual investments of the Fund may not perform as expected, due to credit, political or other risks and/or the Fund’s portfolio management practices may not achieve the desired result.

Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer-term securities are subject to greater interest rate risk.

Defaulted Bonds Risk. For bonds in default (rated “D” by Standard & Poor’s or the equivalent by another NRSRO), there is a significant risk that these bonds will not achieve full recovery.

Unrated Security Risk. Unrated securities may be less liquid than rated securities determined to be of comparable quality. When the Fund purchases unrated securities, it will depend on the Advisor’s analysis of credit risk without the assessment of an NRSRO.

Corporate and Taxable Municipal Bond Risk. For corporate and taxable municipal bonds, there is credit risk in addition to the interest rate risk that affects all fixed-income securities.

Trust Preferred Securities Risk. Trust preferred securities are preferred stocks issued by a special purpose trust subsidiary backed by subordinated debt of the corporate parent. Trust preferred securities are subject to unique risks, which include the fact that dividend payments will only be paid if interest payments on the underlying obligations are made, which interest payments are dependent on the financial condition of the parent corporation. There is also the risk that the underlying obligations, and thus the trust preferred securities, may be prepaid after a stated call date or as a result of certain tax or regulatory events, resulting in a lower yield to maturity.

Collateralized Mortgage Obligation and Structured Asset-Backed Securities Risk. A CMO is a multiclass bond that is backed by a pool of mortgage loans or mortgage-backed securities. A structured ABS is a multiclass bond that is typically backed by a pool of auto loans, credit card receivables, home equity loans or student loans. A CMO or structured ABS is subject to interest rate risk, credit risk, prepayment risk and extension risk. In addition, if the Fund holds a class of a CMO or a structured ABS that is subordinated to other classes backed by the same pool of collateral, the likelihood that the Fund will receive payments of principal may be substantially limited.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, and the potential for foreign markets to be less liquid and more volatile than U.S. markets. Foreign securities include ADRs. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall. ADRs indirectly bear currency risk because they represent an interest in securities that are not denominated in U.S. dollars.

Repurchase Agreement Risk. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money because it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

Active Trading Strategy Risk. The Fund employs an active style that seeks to position the Fund with securities that offer the greatest price appreciation while minimizing risk. This style can result in higher turnover (exceeding 100%), may translate to higher transaction costs and may increase your tax liability.

		Futures Contracts Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. Because the Fund may invest a greater percentage of its assets in a particular issuer than a diversified fund, the gains or losses on a single bond may have greater impact on the Fund than a diversified fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund’s performance over time with that of an index and an average.

The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Pursuant to an Agreement and Plan of Reorganization, Class A shares of Calvert High Yield Bond Fund, a series of Summit Mutual Funds, Inc. (“SMF Calvert High Yield Bond Fund”), were reorganized into the Class A shares of an identical and newly created series of The Calvert Fund, Calvert High Yield Bond Fund, which commenced operations on September 18, 2009. The performance results prior to September 18, 2009, for Class A shares reflect the performance of SMF Calvert High Yield Bond Fund. In addition, performance results for Class A shares prior to February 1, 2007, the inception date for Class A shares of SMF Calvert High Yield Bond Fund, reflect the performance of Class I shares of SMF Calvert High Yield Bond Fund, adjusted for the 12b-1 distribution fees applicable to Class A.

Performance results for Class Y shares prior to July 29, 2011 (the Class Y shares’ inception date) reflect the performance of Class A shares at net asset value. Actual Class Y share performance would have been higher than Class A share performance because Class Y, unlike Class A, has no Rule 12b-1 fees.

The return for each of the Fund’s other Classes of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class.

		The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund’s shares. Any sales charge will reduce your return.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Class A shares has varied from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.calvert.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class A at NAV
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund’s shares. Any sales charge will reduce your return.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter Ended	Total Return
Best Quarter (of periods shown)	6/30/09	10.92%
Worst Quarter (of periods shown)	12/31/08	-14.17%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (as of 12-31-12) (with maximum sales charge deducted, if any)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The average total return table shows the Fund’s returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The average total return table shows the Fund’s returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.

		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.
Retail | Calvert High Yield Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Redemption fee (as a % of amount redeemed or exchanged within 30 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.58%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.58%
Less fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.51%)	[2]
Net expenses	rr_NetExpensesOverAssets	1.07%
1 Year	rr_ExpenseExampleYear01	480
3 Years	rr_ExpenseExampleYear03	807
5 Years	rr_ExpenseExampleYear05	1,157
10 Years	rr_ExpenseExampleYear10	2,141
2003	rr_AnnualReturn2003	22.92%
2004	rr_AnnualReturn2004	10.57%
2005	rr_AnnualReturn2005	6.48%
2006	rr_AnnualReturn2006	10.55%
2007	rr_AnnualReturn2007	1.51%
2008	rr_AnnualReturn2008	(22.11%)
2009	rr_AnnualReturn2009	36.91%
2010	rr_AnnualReturn2010	15.71%
2011	rr_AnnualReturn2011	5.10%
2012	rr_AnnualReturn2012	14.78%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter (of periods shown)
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.92%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter (of periods shown)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.17%)
1 Year	rr_AverageAnnualReturnYear01	10.49%
5 Years	rr_AverageAnnualReturnYear05	7.45%
10 Years	rr_AverageAnnualReturnYear10	8.81%
Retail | Calvert High Yield Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Redemption fee (as a % of amount redeemed or exchanged within 30 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	2.87%
Total annual fund operating expenses	rr_ExpensesOverAssets	4.62%
Less fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.55%)	[2]
Net expenses	rr_NetExpensesOverAssets	2.07%
1 Year	rr_ExpenseExampleYear01	310
3 Years	rr_ExpenseExampleYear03	1,165
5 Years	rr_ExpenseExampleYear05	2,127
10 Years	rr_ExpenseExampleYear10	4,564
1 Year	rr_ExpenseExampleNoRedemptionYear01	210
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,165
5 Years	rr_ExpenseExampleNoRedemptionYear05	2,127
10 Years	rr_ExpenseExampleNoRedemptionYear10	4,564
1 Year	rr_AverageAnnualReturnYear01	12.52%
Since Inception	rr_AverageAnnualReturnSinceInception	11.65%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 31, 2011
Retail | Calvert High Yield Bond Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Redemption fee (as a % of amount redeemed or exchanged within 30 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	4.44%
Total annual fund operating expenses	rr_ExpensesOverAssets	5.19%
Less fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(4.37%)	[2]
Net expenses	rr_NetExpensesOverAssets	0.82%
1 Year	rr_ExpenseExampleYear01	84
3 Years	rr_ExpenseExampleYear03	721
5 Years	rr_ExpenseExampleYear05	1,385
10 Years	rr_ExpenseExampleYear10	3,163
1 Year	rr_AverageAnnualReturnYear01	15.07%
5 Years	rr_AverageAnnualReturnYear05	8.36%
10 Years	rr_AverageAnnualReturnYear10	9.27%
Retail | Calvert High Yield Bond Fund | Return after taxes on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.30%
5 Years	rr_AverageAnnualReturnYear05	5.07%
10 Years	rr_AverageAnnualReturnYear10	6.31%
Retail | Calvert High Yield Bond Fund | Return after taxes on distributions and sale of Fund shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.78%
5 Years	rr_AverageAnnualReturnYear05	4.90%
10 Years	rr_AverageAnnualReturnYear10	6.09%
Retail | Calvert High Yield Bond Fund | BofA Merrill Lynch High Yield Master II Index (reflects no deduction for fees, expenses or taxes) | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.57%
Since Inception	rr_AverageAnnualReturnSinceInception	15.81%
Retail | Calvert High Yield Bond Fund | BofA Merrill Lynch High Yield Master II Index (reflects no deduction for fees, expenses or taxes) | Class Y
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.57%
5 Years	rr_AverageAnnualReturnYear05	10.01%
10 Years	rr_AverageAnnualReturnYear10	10.39%
Retail | Calvert High Yield Bond Fund | Lipper High Yield Funds Avg. (reflects no deduction for taxes) | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.66%
Since Inception	rr_AverageAnnualReturnSinceInception	12.56%
Retail | Calvert High Yield Bond Fund | Lipper High Yield Funds Avg. (reflects no deduction for taxes) | Class Y
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.66%
5 Years	rr_AverageAnnualReturnYear05	8.01%
10 Years	rr_AverageAnnualReturnYear10	8.89%

[1]	The contingent deferred sales charge reduces over time.
[2]	The investment advisor has agreed to contractually limit direct net annual fund operating expenses through January 31, 2014. Direct net operating expenses will not exceed 1.07% for Class A, 2.07% for Class C and 0.82% for Class Y. Calvert has further agreed to contractually limit direct net annual fund operating expenses for Class Y to 3.00% through January 31, 2023. Only the Board of Trustees of the Fund may terminate the Fund's expense limitation before the contractual period expires.

Institutional | Calvert Income Fund
CALVERT INCOME FUND Class (Ticker): I (CINCX)
INVESTMENT OBJECTIVE
The Fund seeks to maximize income, to the extent consistent with preservation of capital, through investment in bonds and income-producing securities. This objective may be changed by the Fund's Board of Trustees without shareholder approval.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Institutional Calvert Income Fund Class I
Redemption fee (as a % of amount redeemed or exchanged within 7 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses	Institutional Calvert Income Fund Class I
Management fees	0.50%
Distribution and service (12b-1) fees	none
Other expenses	0.16%
Total annual fund operating expenses	0.66%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:
  you invest $1,000,000 in the Fund for the time periods indicated;
  your investment has a 5% return each year;
  the Fund’s operating expenses remain the same; and
  any Calvert expense limitation is in effect for the period indicated in the fee table above.
Although your actual costs may be higher or lower, under these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Calvert Income Fund Class I	6,743	21,120	36,772	82,248

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 210% of its portfolio’s average value.
INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies
The Fund uses an active strategy, seeking relative value to earn incremental income. The Fund typically invests at least 65% of its net assets in investment grade, U.S. dollar-denominated debt securities, as assessed at the time of purchase. A debt security is investment grade when assigned a credit quality rating of BBB- or higher by Standard & Poor’s Ratings Services ("Standard & Poor's") or an equivalent rating by another nationally recognized statistical rating organization (‘‘NRSRO”), including Moody’s Investors Service or Fitch Ratings, or if unrated, considered to be of comparable credit quality by the Fund’s Advisor.

The Fund invests principally in bonds issued by U.S. corporations, the U.S. Government or its agencies, and U.S. government sponsored enterprises (e.g., the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”)). The Fund also may invest in trust preferred securities, taxable municipal securities, asset-backed securities (“ABS”), including commercial mortgage-backed securities, and repurchase agreements.

In addition, the Fund may invest in leveraged loans. The loans in which the Fund will invest are expected to be below-investment-grade quality and to bear interest at a floating rate that resets periodically.

The Fund may invest in securities that represent interests in pools of mortgage loans or other assets assembled for sale to investors by various U.S. governmental agencies, government-related organizations and private issuers. These investments may include derivative securities such as collateralized mortgage obligations (“CMOs”) and ABS.

The Fund may invest up to 35% of its net assets in below-investment grade, high-yield debt securities (commonly known as “junk bonds”), including bonds rated in default. A debt security is below investment grade when assigned a credit quality rating below BBB- by Standard & Poor’s or an equivalent rating by another NRSRO, or if unrated, considered to be of comparable credit quality by the Fund’s Advisor.

The Fund may also invest up to 25% of its net assets in foreign debt securities. Foreign debt securities include American Depositary Receipts (“ADRs”).

The Fund is “non-diversified,” which means it may invest a greater percentage of its assets in a particular issuer than a “diversified” fund.

The Fund uses a hedging technique that includes the purchase and sale of U.S. Treasury securities and related futures contracts to manage the duration of the Fund.

Tobacco Exclusion. The Fund seeks to avoid investing in companies classified under the tobacco industry sector of the Barclays Global Aggregate Index, the Barclays U.S. High Yield Index or the Barclays Global Emerging Market Index; or, in the opinion of the Fund’s Advisor, any similar securities in the Barclays Municipal Index.
Principal Risks
You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Non-Diversification Risk. Because the Fund may invest a greater percentage of its assets in a particular issuer than a diversified fund, the gains or losses on a single bond may have greater impact on the Fund than a diversified fund.

Bond Market Risk. The market prices of bonds held by the Fund may fall.

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Mortgage-Backed and Asset-Backed Securities Risk. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. These securities are also subject to the risk that borrowers will prepay the principal on their loans more quickly than expected (prepayment risk) or more slowly than expected (extension risk), which will affect the yield, average life and price of the securities. In addition, faster than expected prepayments may cause the Fund to invest the prepaid principal in lower yielding securities and slower than expected prepayments may reduce the potential for the Fund to invest in higher yielding securities.

Mortgage-Backed Security Risk (Government-Sponsored Enterprises). Debt and mortgage-backed securities issued by government-sponsored enterprises (“GSEs”) such as FNMA and FHLMC are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. Government. Such securities are only supported by the credit of the applicable GSE. The U.S. government has provided financial support to FNMA and FHLMC, but there can be no assurance that it will support these or other GSEs in the future.

Leveraged Loan Risk. Leveraged loans are subject to the risks typically associated with debt securities, such as credit risk discussed above. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower, are subject to the risk that a court could subordinate such loans to presently existing or future indebtedness or take other action detrimental to the holders of leveraged loans. Leveraged loans are also subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. Some leveraged loans are not as easily purchased or sold as publicly-traded securities and others are illiquid, which may make it more difficult for the Fund to value them or dispose of them at an acceptable price. Leveraged loans are usually more credit sensitive than investment-grade securities.

Management Risk. The individual investments of the Fund may not perform as expected, due to credit, political or other risks and/ or the Fund’s portfolio management practices may not achieve the desired result.

Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer-term securities are subject to greater interest rate risk.

Junk Bond Risk. Investments in junk bonds can involve a substantial risk of loss. Junk bonds are considered to be speculative with respect to the issuer’s ability to pay interest and principal. These securities, which are rated below investment grade, have a higher risk of issuer default, are subject to greater price volatility than investment grade securities and may be illiquid.

Defaulted Bonds Risk. For bonds in default (rated “D” by Standard & Poor’s or the equivalent by another NRSRO), there is a significant risk that these bonds will not achieve full recovery.

Unrated Security Risk. Unrated securities may be less liquid than rated securities determined to be of comparable quality. When the Fund purchases unrated securities, it will depend on the Advisor’s analysis of credit risk without the assessment of an NRSRO.

Corporate and Taxable Municipal Bond Risk. For corporate and taxable municipal bonds, there is credit risk in addition to the interest rate risk that affects all fixed-income securities.

Trust Preferred Securities Risk. Trust preferred securities are preferred stocks issued by a special purpose trust subsidiary backed by subordinated debt of the corporate parent. Trust preferred securities are subject to unique risks, which include the fact that dividend payments will only be paid if interest payments on the underlying obligations are made, which interest payments are dependent on the financial condition of the parent corporation. There is also the risk that the underlying obligations, and thus the trust preferred securities, may be prepaid after a stated call date or as a result of certain tax or regulatory events, resulting in a lower yield to maturity. There can be no assurance as to the liquidity of trust preferred securities and the ability of holders of such securities to sell their holdings.

Collateralized Mortgage Obligation and Structured Asset-Backed Securities Risk. A CMO is a multiclass bond that is backed by a pool of mortgage loans or mortgage-backed securities. A structured ABS is a multiclass bond that is typically backed by a pool of auto loans, credit card receivables, home equity loans or student loans. A CMO or structured ABS is subject to interest rate risk, credit risk, prepayment risk and extension risk. In addition, if the Fund holds a class of a CMO or a structured ABS that is subordinated to other classes backed by the same pool of collateral, the likelihood that the Fund will receive payments of principal may be substantially limited.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, and the potential for foreign markets to be less liquid and more volatile than U.S. markets. Foreign securities include ADRs. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall. ADRs indirectly bear currency risk because they represent an interest in securities that are not denominated in U.S. dollars.

Repurchase Agreement Risk. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money because it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

Active Trading Strategy Risk. The Fund employs an active style that seeks to position the Fund with securities that offer the greatest price appreciation while minimizing risk. This style can result in higher turnover (exceeding 100%), may translate to higher transaction costs and may increase your tax liability.

Futures Contracts Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts.
Performance
The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class I shares has varied from year to year. The table compares the Fund’s performance over time with that of an index and an average.

The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.
Calendar Year Total Return

	Quarter	Total
	Ended	Return
Best Quarter (of periods shown)	6/30/09	8.03%
Worst Quarter (of periods shown)	12/31/08	-7.52%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.
Average Annual Total Returns (as of 12-31-12)
Average Annual Total Returns Institutional Calvert Income Fund	1 Year	5 Years	10 Years
CLASS I	9.19%	4.66%	5.86%
CLASS I Return after taxes on distributions	7.75%	3.05%	3.93%
CLASS I Return after taxes on distributions and sale of Fund shares	5.96%	3.01%	3.90%
Barclays U.S. Credit Index (reflects no deduction for fees, expenses or taxes)	9.37%	7.65%	6.23%
Lipper Corporate Debt Funds BBB Rated Avg. (reflects no deduction for taxes)	9.96%	7.29%	6.25%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	CALVERT FUND
Prospectus Date	rr_ProspectusDate	Jan 31, 2013
Institutional | Calvert Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	CALVERT INCOME FUND Class (Ticker): I (CINCX)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to maximize income, to the extent consistent with preservation of capital, through investment in bonds and income-producing securities. This objective may be changed by the Fund's Board of Trustees without shareholder approval.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 210% of its portfolio’s average value.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	210.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:
  you invest $1,000,000 in the Fund for the time periods indicated;
  your investment has a 5% return each year;
  the Fund’s operating expenses remain the same; and
  any Calvert expense limitation is in effect for the period indicated in the fee table above.
		Although your actual costs may be higher or lower, under these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund uses an active strategy, seeking relative value to earn incremental income. The Fund typically invests at least 65% of its net assets in investment grade, U.S. dollar-denominated debt securities, as assessed at the time of purchase. A debt security is investment grade when assigned a credit quality rating of BBB- or higher by Standard & Poor’s Ratings Services ("Standard & Poor's") or an equivalent rating by another nationally recognized statistical rating organization (‘‘NRSRO”), including Moody’s Investors Service or Fitch Ratings, or if unrated, considered to be of comparable credit quality by the Fund’s Advisor.

The Fund invests principally in bonds issued by U.S. corporations, the U.S. Government or its agencies, and U.S. government sponsored enterprises (e.g., the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”)). The Fund also may invest in trust preferred securities, taxable municipal securities, asset-backed securities (“ABS”), including commercial mortgage-backed securities, and repurchase agreements.

In addition, the Fund may invest in leveraged loans. The loans in which the Fund will invest are expected to be below-investment-grade quality and to bear interest at a floating rate that resets periodically.

The Fund may invest in securities that represent interests in pools of mortgage loans or other assets assembled for sale to investors by various U.S. governmental agencies, government-related organizations and private issuers. These investments may include derivative securities such as collateralized mortgage obligations (“CMOs”) and ABS.

The Fund may invest up to 35% of its net assets in below-investment grade, high-yield debt securities (commonly known as “junk bonds”), including bonds rated in default. A debt security is below investment grade when assigned a credit quality rating below BBB- by Standard & Poor’s or an equivalent rating by another NRSRO, or if unrated, considered to be of comparable credit quality by the Fund’s Advisor.

The Fund may also invest up to 25% of its net assets in foreign debt securities. Foreign debt securities include American Depositary Receipts (“ADRs”).

The Fund is “non-diversified,” which means it may invest a greater percentage of its assets in a particular issuer than a “diversified” fund.

The Fund uses a hedging technique that includes the purchase and sale of U.S. Treasury securities and related futures contracts to manage the duration of the Fund.

		Tobacco Exclusion. The Fund seeks to avoid investing in companies classified under the tobacco industry sector of the Barclays Global Aggregate Index, the Barclays U.S. High Yield Index or the Barclays Global Emerging Market Index; or, in the opinion of the Fund’s Advisor, any similar securities in the Barclays Municipal Index.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Non-Diversification Risk. Because the Fund may invest a greater percentage of its assets in a particular issuer than a diversified fund, the gains or losses on a single bond may have greater impact on the Fund than a diversified fund.

Bond Market Risk. The market prices of bonds held by the Fund may fall.

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Mortgage-Backed and Asset-Backed Securities Risk. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. These securities are also subject to the risk that borrowers will prepay the principal on their loans more quickly than expected (prepayment risk) or more slowly than expected (extension risk), which will affect the yield, average life and price of the securities. In addition, faster than expected prepayments may cause the Fund to invest the prepaid principal in lower yielding securities and slower than expected prepayments may reduce the potential for the Fund to invest in higher yielding securities.

Mortgage-Backed Security Risk (Government-Sponsored Enterprises). Debt and mortgage-backed securities issued by government-sponsored enterprises (“GSEs”) such as FNMA and FHLMC are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. Government. Such securities are only supported by the credit of the applicable GSE. The U.S. government has provided financial support to FNMA and FHLMC, but there can be no assurance that it will support these or other GSEs in the future.

Leveraged Loan Risk. Leveraged loans are subject to the risks typically associated with debt securities, such as credit risk discussed above. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower, are subject to the risk that a court could subordinate such loans to presently existing or future indebtedness or take other action detrimental to the holders of leveraged loans. Leveraged loans are also subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. Some leveraged loans are not as easily purchased or sold as publicly-traded securities and others are illiquid, which may make it more difficult for the Fund to value them or dispose of them at an acceptable price. Leveraged loans are usually more credit sensitive than investment-grade securities.

Management Risk. The individual investments of the Fund may not perform as expected, due to credit, political or other risks and/ or the Fund’s portfolio management practices may not achieve the desired result.

Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer-term securities are subject to greater interest rate risk.

Junk Bond Risk. Investments in junk bonds can involve a substantial risk of loss. Junk bonds are considered to be speculative with respect to the issuer’s ability to pay interest and principal. These securities, which are rated below investment grade, have a higher risk of issuer default, are subject to greater price volatility than investment grade securities and may be illiquid.

Defaulted Bonds Risk. For bonds in default (rated “D” by Standard & Poor’s or the equivalent by another NRSRO), there is a significant risk that these bonds will not achieve full recovery.

Unrated Security Risk. Unrated securities may be less liquid than rated securities determined to be of comparable quality. When the Fund purchases unrated securities, it will depend on the Advisor’s analysis of credit risk without the assessment of an NRSRO.

Corporate and Taxable Municipal Bond Risk. For corporate and taxable municipal bonds, there is credit risk in addition to the interest rate risk that affects all fixed-income securities.

Trust Preferred Securities Risk. Trust preferred securities are preferred stocks issued by a special purpose trust subsidiary backed by subordinated debt of the corporate parent. Trust preferred securities are subject to unique risks, which include the fact that dividend payments will only be paid if interest payments on the underlying obligations are made, which interest payments are dependent on the financial condition of the parent corporation. There is also the risk that the underlying obligations, and thus the trust preferred securities, may be prepaid after a stated call date or as a result of certain tax or regulatory events, resulting in a lower yield to maturity. There can be no assurance as to the liquidity of trust preferred securities and the ability of holders of such securities to sell their holdings.

Collateralized Mortgage Obligation and Structured Asset-Backed Securities Risk. A CMO is a multiclass bond that is backed by a pool of mortgage loans or mortgage-backed securities. A structured ABS is a multiclass bond that is typically backed by a pool of auto loans, credit card receivables, home equity loans or student loans. A CMO or structured ABS is subject to interest rate risk, credit risk, prepayment risk and extension risk. In addition, if the Fund holds a class of a CMO or a structured ABS that is subordinated to other classes backed by the same pool of collateral, the likelihood that the Fund will receive payments of principal may be substantially limited.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, and the potential for foreign markets to be less liquid and more volatile than U.S. markets. Foreign securities include ADRs. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall. ADRs indirectly bear currency risk because they represent an interest in securities that are not denominated in U.S. dollars.

Repurchase Agreement Risk. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money because it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

Active Trading Strategy Risk. The Fund employs an active style that seeks to position the Fund with securities that offer the greatest price appreciation while minimizing risk. This style can result in higher turnover (exceeding 100%), may translate to higher transaction costs and may increase your tax liability.

		Futures Contracts Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. Because the Fund may invest a greater percentage of its assets in a particular issuer than a diversified fund, the gains or losses on a single bond may have greater impact on the Fund than a diversified fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class I shares has varied from year to year. The table compares the Fund’s performance over time with that of an index and an average.

		The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Class I shares has varied from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.calvert.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter	Total
	Ended	Return
Best Quarter (of periods shown)	6/30/09	8.03%
Worst Quarter (of periods shown)	12/31/08	-7.52%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (as of 12-31-12)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.
Institutional | Calvert Income Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Redemption fee (as a % of amount redeemed or exchanged within 7 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Management fees	rr_ManagementFeesOverAssets	0.50%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.16%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.66%
1 Year	rr_ExpenseExampleYear01	6,743
3 Years	rr_ExpenseExampleYear03	21,120
5 Years	rr_ExpenseExampleYear05	36,772
10 Years	rr_ExpenseExampleYear10	82,248
2003	rr_AnnualReturn2003	14.45%
2004	rr_AnnualReturn2004	5.83%
2005	rr_AnnualReturn2005	4.21%
2006	rr_AnnualReturn2006	5.42%
2007	rr_AnnualReturn2007	5.71%
2008	rr_AnnualReturn2008	(11.35%)
2009	rr_AnnualReturn2009	17.12%
2010	rr_AnnualReturn2010	7.23%
2011	rr_AnnualReturn2011	3.30%
2012	rr_AnnualReturn2012	9.19%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter (of periods shown)
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.03%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter (of periods shown)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.52%)
1 Year	rr_AverageAnnualReturnYear01	9.19%
5 Years	rr_AverageAnnualReturnYear05	4.66%
10 Years	rr_AverageAnnualReturnYear10	5.86%
Institutional | Calvert Income Fund | Return after taxes on distributions | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.75%
5 Years	rr_AverageAnnualReturnYear05	3.05%
10 Years	rr_AverageAnnualReturnYear10	3.93%
Institutional | Calvert Income Fund | Return after taxes on distributions and sale of Fund shares | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.96%
5 Years	rr_AverageAnnualReturnYear05	3.01%
10 Years	rr_AverageAnnualReturnYear10	3.90%
Institutional | Calvert Income Fund | Barclays U.S. Credit Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.37%
5 Years	rr_AverageAnnualReturnYear05	7.65%
10 Years	rr_AverageAnnualReturnYear10	6.23%
Institutional | Calvert Income Fund | Lipper Corporate Debt Funds BBB Rated Avg. (reflects no deduction for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.96%
5 Years	rr_AverageAnnualReturnYear05	7.29%
10 Years	rr_AverageAnnualReturnYear10	6.25%

Institutional | Calvert Short Duration Income Fund
CALVERT SHORT DURATION INCOME FUND Class (Ticker): I (CDSIX)
INVESTMENT OBJECTIVE
The Fund seeks to maximize income, to the extent consistent with preservation of capital, through investment in short-term bonds and income-producing securities. This objective may be changed by the Fund's Board of Trustees without shareholder approval.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Institutional Calvert Short Duration Income Fund Class I
Redemption fee (as a % of amount redeemed or exchanged within 7 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses	Institutional Calvert Short Duration Income Fund Class I
Management fees	0.43%
Distribution and service (12b-1) fees	none
Other expenses	0.12%
Total annual fund operating expenses	0.55%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:
  you invest $1,000,000 in the Fund for the time periods indicated;
  your investment has a 5% return each year;
  the Fund’s operating expenses remain the same; and
  any Calvert expense limitation is in effect for the period indicated in the fee table above.
Although your actual costs may be higher or lower, under these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Calvert Short Duration Income Fund Class I	5,622	17,629	30,728	68,928

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 187% of its portfolio’s average value.
INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies
The Fund uses an active strategy, seeking relative value to earn incremental income. The Fund typically invests at least 65% of its net assets in investment grade, U.S. dollar-denominated debt securities, as assessed at the time of purchase. A debt security is investment grade when assigned a credit quality rating of BBB- or higher by Standard & Poor’s Ratings Services ("Standard & Poor's") or an equivalent rating by another nationally recognized statistical rating organization (‘‘NRSRO”), including Moody’s Investors Service or Fitch Ratings, or if unrated, considered to be of comparable credit quality by the Fund’s Advisor.

The Fund invests principally in bonds issued by U.S. corporations, the U.S. Government or its agencies, and U.S. government-sponsored enterprises (e.g., the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”)). The Fund also may invest in trust preferred securities, taxable municipal securities, asset-backed securities (“ABS”), including commercial mortgage-backed securities, and repurchase agreements.

In addition, the Fund may invest in leveraged loans. The loans in which the Fund will invest are expected to be below-investment-grade quality and to bear interest at a floating rate that resets periodically.

The Fund may invest in securities that represent interests in pools of mortgage loans or other assets assembled for sale to investors by various U.S. governmental agencies, government-related organizations and private issuers. These investments may include derivative securities such as collateralized mortgage obligations (“CMOs”) and ABS.

The Fund may invest up to 35% of its net assets in below-investment grade, high-yield debt securities (commonly known as “junk bonds”), including bonds rated in default. A debt security is below investment grade when assigned a credit quality rating below BBB- by Standard & Poor’s or an equivalent rating by another NRSRO, or if unrated, considered to be of comparable credit quality by the Fund’s Advisor.

The Fund may also invest up to 25% of its net assets in foreign debt securities. Foreign debt securities include American Depositary Receipts (“ADRs”).

The Fund is “non-diversified,” which means it may invest a greater percentage of its assets in a particular issuer than a “diversified” fund.

Under normal circumstances, the Fund’s average portfolio duration will range from one to three years. Duration is a measure of the expected average life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. Similarly, a Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.

The Fund uses a hedging technique that includes the purchase and sale of U.S. Treasury securities and related futures contracts to manage the duration of the Fund.

Tobacco Exclusion. The Fund seeks to avoid investing in companies classified under the tobacco industry sector of the Barclays Global Aggregate Index, the Barclays U.S. High Yield Index or the Barclays Global Emerging Market Index; or, in the opinion of the Fund’s Advisor, any similar securities in the Barclays Municipal Index.
Principal Risks
You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Non-Diversification Risk. Because the Fund may invest a greater percentage of its assets in a particular issuer than a diversified fund, the gains or losses on a single bond may have greater impact on the Fund than a diversified fund.

Bond Market Risk. The market prices of bonds held by the Fund may fall.

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Mortgage-Backed and Asset-Backed Securities Risk. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. These securities are also subject to the risk that borrowers will prepay the principal on their loans more quickly than expected (prepayment risk) or more slowly than expected (extension risk), which will affect the yield, average life and price of the securities. In addition, faster than expected prepayments may cause the Fund to invest the prepaid principal in lower yielding securities and slower than expected prepayments may reduce the potential for the Fund to invest in higher yielding securities.

Mortgage-Backed Security Risk (Government-Sponsored Enterprises). Debt and mortgage-backed securities issued by government-sponsored enterprises (“GSEs”) such as FNMA and FHLMC are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. Government. Such securities are only supported by the credit of the applicable GSE. The U.S. government has provided financial support to FNMA and FHLMC, but there can be no assurance that it will support these or other GSEs in the future.

Leveraged Loan Risk. Leveraged loans are subject to the risks typically associated with debt securities, such as credit risk discussed above. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower, are subject to the risk that a court could subordinate such loans to presently existing or future indebtedness or take other action detrimental to the holders of leveraged loans. Leveraged loans are also subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. Some leveraged loans are not as easily purchased or sold as publicly-traded securities and others are illiquid, which may make it more difficult for the Fund to value them or dispose of them at an acceptable price. Leveraged loans are usually more credit sensitive than investment-grade securities.

Management Risk. The individual investments of the Fund may not perform as expected, due to credit, political or other risks and/ or the Fund’s portfolio management practices may not achieve the desired result.

Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall.

Junk Bond Risk. Investments in junk bonds can involve a substantial risk of loss. Junk bonds are considered to be speculative with respect to the issuer’s ability to pay interest and principal. These securities, which are rated below investment grade, have a higher risk of issuer default, are subject to greater price volatility than investment grade securities and may be illiquid.

Defaulted Bonds Risk. For bonds in default (rated “D” by Standard & Poor’s or the equivalent by another NRSRO), there is a significant risk that these bonds will not achieve full recovery.

Unrated Security Risk. Unrated securities may be less liquid than rated securities determined to be of comparable quality. When the Fund purchases unrated securities, it will depend on the Advisor’s analysis of credit risk without the assessment of an NRSRO.

Corporate and Taxable Municipal Bond Risk. For corporate and taxable municipal bonds, there is credit risk in addition to the interest rate risk that affects all fixed-income securities.

Trust Preferred Securities Risk. Trust preferred securities are preferred stocks issued by a special purpose trust subsidiary backed by subordinated debt of the corporate parent. Trust preferred securities are subject to unique risks, which include the fact that dividend payments will only be paid if interest payments on the underlying obligations are made, which interest payments are dependent on the financial condition of the parent corporation. There is also the risk that the underlying obligations, and thus the trust preferred securities, may be prepaid after a stated call date or as a result of certain tax or regulatory events, resulting in a lower yield to maturity. There can be no assurance as to the liquidity of trust preferred securities and the ability of holders of such securities to sell their holdings.

Collateralized Mortgage Obligation and Structured Asset-Backed Securities Risk. A CMO is a multiclass bond that is backed by a pool of mortgage loans or mortgage-backed securities. A structured ABS is a multiclass bond that is typically backed by a pool of auto loans, credit card receivables, home equity loans or student loans. A CMO or structured ABS is subject to interest rate risk, credit risk, prepayment risk and extension risk. In addition, if the Fund holds a class of a CMO or a structured ABS that is subordinated to other classes backed by the same pool of collateral, the likelihood that the Fund will receive payments of principal may be substantially limited.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, and the potential for foreign markets to be less liquid and more volatile than U.S. markets. Foreign securities include ADRs. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall. ADRs indirectly bear currency risk because they represent an interest in securities that are not denominated in U.S. dollars.

Repurchase Agreement Risk. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money because it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

Active Trading Strategy Risk. The Fund employs an active style that seeks to position the Fund with securities that offer the greatest price appreciation while minimizing risk. This style can result in higher turnover (exceeding 100%), may translate to higher transaction costs and may increase your tax liability.

Futures Contracts Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts.
Performance
The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class I shares has varied from year to year. The table compares the Fund’s performance over time with that of an index and an average.

The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

There were no shareholders in Class I for the period November 7, 2005, through April 21, 2006. Performance results for Class I shares for this period reflect the performance of Class A shares at net asset value. Actual Class I share performance would have been higher than Class A share performance because Class I, unlike Class A, has no Rule 12b-1 fees.
Calendar Year Total Return

	Quarter Ended	Total Return
Best Quarter (of periods shown)	6/30/09	5.16%
Worst Quarter (of periods shown)	12/31/08	-1.45%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.
Average Annual Total Returns (as of 12-31-12)
Average Annual Total Returns Institutional Calvert Short Duration Income Fund	1 Year	5 Years	10 Years
CLASS I	6.97%	4.76%	5.23%
CLASS I Return after taxes on distributions	5.95%	3.32%	3.59%
CLASS I Return after taxes on distributions and sale of Fund shares	4.69%	3.25%	3.53%
Barclays 1-5 Year U.S. Credit Index (reflects no deduction for fees, expenses or taxes)	5.51%	5.17%	4.57%
Lipper Short Investment Grade Debt Funds Avg. (reflects no deduction for taxes)	3.57%	2.84%	2.98%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	CALVERT FUND
Prospectus Date	rr_ProspectusDate	Jan 31, 2013
Institutional | Calvert Short Duration Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	CALVERT SHORT DURATION INCOME FUND Class (Ticker): I (CDSIX)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to maximize income, to the extent consistent with preservation of capital, through investment in short-term bonds and income-producing securities. This objective may be changed by the Fund's Board of Trustees without shareholder approval.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 187% of its portfolio’s average value.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	187.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:
  you invest $1,000,000 in the Fund for the time periods indicated;
  your investment has a 5% return each year;
  the Fund’s operating expenses remain the same; and
  any Calvert expense limitation is in effect for the period indicated in the fee table above.
		Although your actual costs may be higher or lower, under these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund uses an active strategy, seeking relative value to earn incremental income. The Fund typically invests at least 65% of its net assets in investment grade, U.S. dollar-denominated debt securities, as assessed at the time of purchase. A debt security is investment grade when assigned a credit quality rating of BBB- or higher by Standard & Poor’s Ratings Services ("Standard & Poor's") or an equivalent rating by another nationally recognized statistical rating organization (‘‘NRSRO”), including Moody’s Investors Service or Fitch Ratings, or if unrated, considered to be of comparable credit quality by the Fund’s Advisor.

The Fund invests principally in bonds issued by U.S. corporations, the U.S. Government or its agencies, and U.S. government-sponsored enterprises (e.g., the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”)). The Fund also may invest in trust preferred securities, taxable municipal securities, asset-backed securities (“ABS”), including commercial mortgage-backed securities, and repurchase agreements.

In addition, the Fund may invest in leveraged loans. The loans in which the Fund will invest are expected to be below-investment-grade quality and to bear interest at a floating rate that resets periodically.

The Fund may invest in securities that represent interests in pools of mortgage loans or other assets assembled for sale to investors by various U.S. governmental agencies, government-related organizations and private issuers. These investments may include derivative securities such as collateralized mortgage obligations (“CMOs”) and ABS.

The Fund may invest up to 35% of its net assets in below-investment grade, high-yield debt securities (commonly known as “junk bonds”), including bonds rated in default. A debt security is below investment grade when assigned a credit quality rating below BBB- by Standard & Poor’s or an equivalent rating by another NRSRO, or if unrated, considered to be of comparable credit quality by the Fund’s Advisor.

The Fund may also invest up to 25% of its net assets in foreign debt securities. Foreign debt securities include American Depositary Receipts (“ADRs”).

The Fund is “non-diversified,” which means it may invest a greater percentage of its assets in a particular issuer than a “diversified” fund.

Under normal circumstances, the Fund’s average portfolio duration will range from one to three years. Duration is a measure of the expected average life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. Similarly, a Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.

The Fund uses a hedging technique that includes the purchase and sale of U.S. Treasury securities and related futures contracts to manage the duration of the Fund.

		Tobacco Exclusion. The Fund seeks to avoid investing in companies classified under the tobacco industry sector of the Barclays Global Aggregate Index, the Barclays U.S. High Yield Index or the Barclays Global Emerging Market Index; or, in the opinion of the Fund’s Advisor, any similar securities in the Barclays Municipal Index.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Non-Diversification Risk. Because the Fund may invest a greater percentage of its assets in a particular issuer than a diversified fund, the gains or losses on a single bond may have greater impact on the Fund than a diversified fund.

Bond Market Risk. The market prices of bonds held by the Fund may fall.

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Mortgage-Backed and Asset-Backed Securities Risk. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. These securities are also subject to the risk that borrowers will prepay the principal on their loans more quickly than expected (prepayment risk) or more slowly than expected (extension risk), which will affect the yield, average life and price of the securities. In addition, faster than expected prepayments may cause the Fund to invest the prepaid principal in lower yielding securities and slower than expected prepayments may reduce the potential for the Fund to invest in higher yielding securities.

Mortgage-Backed Security Risk (Government-Sponsored Enterprises). Debt and mortgage-backed securities issued by government-sponsored enterprises (“GSEs”) such as FNMA and FHLMC are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. Government. Such securities are only supported by the credit of the applicable GSE. The U.S. government has provided financial support to FNMA and FHLMC, but there can be no assurance that it will support these or other GSEs in the future.

Leveraged Loan Risk. Leveraged loans are subject to the risks typically associated with debt securities, such as credit risk discussed above. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower, are subject to the risk that a court could subordinate such loans to presently existing or future indebtedness or take other action detrimental to the holders of leveraged loans. Leveraged loans are also subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. Some leveraged loans are not as easily purchased or sold as publicly-traded securities and others are illiquid, which may make it more difficult for the Fund to value them or dispose of them at an acceptable price. Leveraged loans are usually more credit sensitive than investment-grade securities.

Management Risk. The individual investments of the Fund may not perform as expected, due to credit, political or other risks and/ or the Fund’s portfolio management practices may not achieve the desired result.

Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall.

Junk Bond Risk. Investments in junk bonds can involve a substantial risk of loss. Junk bonds are considered to be speculative with respect to the issuer’s ability to pay interest and principal. These securities, which are rated below investment grade, have a higher risk of issuer default, are subject to greater price volatility than investment grade securities and may be illiquid.

Defaulted Bonds Risk. For bonds in default (rated “D” by Standard & Poor’s or the equivalent by another NRSRO), there is a significant risk that these bonds will not achieve full recovery.

Unrated Security Risk. Unrated securities may be less liquid than rated securities determined to be of comparable quality. When the Fund purchases unrated securities, it will depend on the Advisor’s analysis of credit risk without the assessment of an NRSRO.

Corporate and Taxable Municipal Bond Risk. For corporate and taxable municipal bonds, there is credit risk in addition to the interest rate risk that affects all fixed-income securities.

Trust Preferred Securities Risk. Trust preferred securities are preferred stocks issued by a special purpose trust subsidiary backed by subordinated debt of the corporate parent. Trust preferred securities are subject to unique risks, which include the fact that dividend payments will only be paid if interest payments on the underlying obligations are made, which interest payments are dependent on the financial condition of the parent corporation. There is also the risk that the underlying obligations, and thus the trust preferred securities, may be prepaid after a stated call date or as a result of certain tax or regulatory events, resulting in a lower yield to maturity. There can be no assurance as to the liquidity of trust preferred securities and the ability of holders of such securities to sell their holdings.

Collateralized Mortgage Obligation and Structured Asset-Backed Securities Risk. A CMO is a multiclass bond that is backed by a pool of mortgage loans or mortgage-backed securities. A structured ABS is a multiclass bond that is typically backed by a pool of auto loans, credit card receivables, home equity loans or student loans. A CMO or structured ABS is subject to interest rate risk, credit risk, prepayment risk and extension risk. In addition, if the Fund holds a class of a CMO or a structured ABS that is subordinated to other classes backed by the same pool of collateral, the likelihood that the Fund will receive payments of principal may be substantially limited.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, and the potential for foreign markets to be less liquid and more volatile than U.S. markets. Foreign securities include ADRs. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall. ADRs indirectly bear currency risk because they represent an interest in securities that are not denominated in U.S. dollars.

Repurchase Agreement Risk. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money because it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

Active Trading Strategy Risk. The Fund employs an active style that seeks to position the Fund with securities that offer the greatest price appreciation while minimizing risk. This style can result in higher turnover (exceeding 100%), may translate to higher transaction costs and may increase your tax liability.

		Futures Contracts Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. Because the Fund may invest a greater percentage of its assets in a particular issuer than a diversified fund, the gains or losses on a single bond may have greater impact on the Fund than a diversified fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class I shares has varied from year to year. The table compares the Fund’s performance over time with that of an index and an average.

The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

		There were no shareholders in Class I for the period November 7, 2005, through April 21, 2006. Performance results for Class I shares for this period reflect the performance of Class A shares at net asset value. Actual Class I share performance would have been higher than Class A share performance because Class I, unlike Class A, has no Rule 12b-1 fees.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Class I shares has varied from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.calvert.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter Ended	Total Return
Best Quarter (of periods shown)	6/30/09	5.16%
Worst Quarter (of periods shown)	12/31/08	-1.45%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (as of 12-31-12)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.
Institutional | Calvert Short Duration Income Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Redemption fee (as a % of amount redeemed or exchanged within 7 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Management fees	rr_ManagementFeesOverAssets	0.43%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.12%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.55%
1 Year	rr_ExpenseExampleYear01	5,622
3 Years	rr_ExpenseExampleYear03	17,629
5 Years	rr_ExpenseExampleYear05	30,728
10 Years	rr_ExpenseExampleYear10	68,928
2003	rr_AnnualReturn2003	9.16%
2004	rr_AnnualReturn2004	4.15%
2005	rr_AnnualReturn2005	3.71%
2006	rr_AnnualReturn2006	5.61%
2007	rr_AnnualReturn2007	5.96%
2008	rr_AnnualReturn2008	(0.57%)
2009	rr_AnnualReturn2009	12.62%
2010	rr_AnnualReturn2010	4.34%
2011	rr_AnnualReturn2011	0.95%
2012	rr_AnnualReturn2012	6.97%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter (of periods shown)
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.16%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter (of periods shown)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.45%)
1 Year	rr_AverageAnnualReturnYear01	6.97%
5 Years	rr_AverageAnnualReturnYear05	4.76%
10 Years	rr_AverageAnnualReturnYear10	5.23%
Institutional | Calvert Short Duration Income Fund | Return after taxes on distributions | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.95%
5 Years	rr_AverageAnnualReturnYear05	3.32%
10 Years	rr_AverageAnnualReturnYear10	3.59%
Institutional | Calvert Short Duration Income Fund | Return after taxes on distributions and sale of Fund shares | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.69%
5 Years	rr_AverageAnnualReturnYear05	3.25%
10 Years	rr_AverageAnnualReturnYear10	3.53%
Institutional | Calvert Short Duration Income Fund | Barclays 1-5 Year U.S. Credit Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.51%
5 Years	rr_AverageAnnualReturnYear05	5.17%
10 Years	rr_AverageAnnualReturnYear10	4.57%
Institutional | Calvert Short Duration Income Fund | Lipper Short Investment Grade Debt Funds Avg. (reflects no deduction for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.57%
5 Years	rr_AverageAnnualReturnYear05	2.84%
10 Years	rr_AverageAnnualReturnYear10	2.98%

Institutional | Calvert Government Fund
CALVERT GOVERNMENT FUND Class: I (CVGIX)
INVESTMENT OBJECTIVE
The Fund seeks to maximize income, to the extent consistent with preservation of capital, primarily through investment in debt securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. This objective may be changed by the Fund's Board of Trustees without shareholder approval.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Institutional Calvert Government Fund Class I
Redemption fee (as a % of amount redeemed or exchanged within 7 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses		Institutional Calvert Government Fund Class I
Management fees		0.50%
Distribution and service (12b-1) fees		none
Other expenses		0.29%
Total annual fund operating expenses		0.79%
Less fee waiver and/or expense reimbursement	[1]	(0.06%)
Net expenses		0.73%
[1]	The investment advisor has agreed to contractually limit direct net annual fund operating expenses through January 31, 2014. Direct net operating expenses will not exceed 0.73% for Class I. Only the Board of Trustees of the Fund may terminate the Fund's expense limitation before the contractual period expires.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:
  you invest $1,000,000 in the Fund for the time periods indicated, your investment has a 5% return each year;
  the Fund’s operating expenses remain the same; and
  any Calvert expense limitation is in effect for the period indicated in the fee table above.
Although your actual costs may be higher or lower, under these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Calvert Government Fund Class I	7,456	24,631	43,284	97,234

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 311% of its portfolio’s average value.
INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies
Under normal circumstances, the Fund will invest at least 80% of its net assets (including borrowings for investment purposes) in debt securities issued or guaranteed by the U.S. government, its agencies or instrumentalities (“U.S. Government Securities”), (ii) repurchase agreements collateralized by U.S. Government Securities, and (iii) incidental for those investments, futures contracts that are related to U.S. Government Securities. The Fund will provide shareholders with at least 60 days’ notice before changing this 80% policy.

The Fund uses an active strategy, seeking relative value to earn incremental income. The investment advisor allocates the Fund’s assets among different market sectors (e.g., U.S. Treasury or U.S. government agency) and different maturities based on its view of the relative value of each sector or maturity. There is no limit on the Fund’s average maturity.

The Fund also may invest in corporate debt securities, trust preferred securities, taxable municipal securities, asset-backed securities (“ABS”), including commercial mortgage-backed securities, and repurchase agreements.

In addition, the Fund may invest in leveraged loans. The loans in which the Fund will invest are expected to be below-investment-grade quality and to bear interest at a floating rate that resets periodically.

The Fund may invest in securities that represent interests in pools of mortgage loans or other assets assembled for sale to investors by various U.S. governmental agencies, government-related organizations and private issuers. These investments may include derivative securities such as collateralized mortgage obligations (“CMOs”) and ABS.

The Fund is “non-diversified,” which means it may invest a greater percentage of its assets in a particular issuer than a “diversified” fund.

The Fund uses a hedging technique that includes the purchase and sale of U.S. Treasury securities and related futures contracts to manage the duration of the Fund.

Tobacco Exclusion. The Fund seeks to avoid investing in companies classified under the tobacco industry sector of the Barclays Global Aggregate Index, the Barclays U.S. High Yield Index or the Barclays Global Emerging Market Index; or, in the opinion of the Fund’s Advisor, any similar securities in the Barclays Municipal Index.
Principal Risks
You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Non-Diversification Risk. Because the Fund may invest a greater percentage of its assets in a particular issuer than a diversified fund, the gains or losses on a single bond may have greater impact on the Fund than a diversified fund.

Bond Market Risk. The market prices of bonds held by the Fund may fall.

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Mortgage-Backed and Asset-Backed Securities Risk. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. These securities are also subject to the risk that borrowers will prepay the principal on their loans more quickly than expected (prepayment risk) or more slowly than expected (extension risk), which will affect the yield, average life and price of the securities. In addition, faster than expected prepayments may cause the Fund to invest the prepaid principal in lower yielding securities and slower than expected prepayments may reduce the potential for the Fund to invest in higher yielding securities.

Mortgage-Backed Security Risk (Government-Sponsored Enterprises). Debt and mortgage-backed securities issued by government-sponsored enterprises (“GSEs”) such as the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC") are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. government. Such securities are only supported by the credit of the applicable GSE. The U.S. government has provided financial support to FNMA and FHLMC, but there can be no assurance that it will support these or other GSEs in the future.

Leveraged Loan Risk. Leveraged loans are subject to the risks typically associated with debt securities, such as credit risk discussed above. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower, are subject to the risk that a court could subordinate such loans to presently existing or future indebtedness or take other action detrimental to the holders of leveraged loans. Leveraged loans are also subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. Some leveraged loans are not as easily purchased or sold as publicly-traded securities and others are illiquid, which may make it more difficult for the Fund to value them or dispose of them at an acceptable price. Leveraged loans are usually more credit sensitive than investment-grade securities.

Management Risk. The individual investments of the Fund may not perform as expected, due to credit, political or other risks and/or the Fund’s portfolio management practices may not achieve the desired result.

Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer-term securities are subject to greater interest rate risk.

Unrated Security Risk. Unrated securities may be less liquid than rated securities determined to be of comparable quality. When the Fund purchases unrated securities, it will depend on the Advisor’s analysis of credit risk without the assessment of a nationally recognized statistical rating organization.

Corporate and Taxable Municipal Bond Risk. For corporate and taxable municipal bonds, there is credit risk in addition to the interest rate risk that affects all fixed-income securities.

Trust Preferred Securities Risk. Trust preferred securities are preferred stocks issued by a special purpose trust subsidiary backed by subordinated debt of the corporate parent. Trust preferred securities are subject to unique risks, which include the fact that dividend payments will only be paid if interest payments on the underlying obligations are made, which interest payments are dependent on the financial condition of the parent corporation. There is also the risk that the underlying obligations, and thus the trust preferred securities, may be prepaid after a stated call date or as a result of certain tax or regulatory events, resulting in a lower yield to maturity. There can be no assurance as to the liquidity of trust preferred securities and the ability of holders of such securities to sell their holdings.

Collateralized Mortgage Obligation and Structured Asset-Backed Securities Risk. A CMO is a multiclass bond that is backed by a pool of mortgage loans or mortgage-backed securities. A structured ABS is a multiclass bond that is typically backed by a pool of auto loans, credit card receivables, home equity loans or student loans. A CMO or structured ABS is subject to interest rate risk, credit risk, prepayment risk and extension risk. In addition, if the Fund holds a class of a CMO or a structured ABS that is subordinated to other classes backed by the same pool of collateral, the likelihood that the Fund will receive payments of principal may be substantially limited.

Repurchase Agreement Risk. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money because it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

Active Trading Strategy Risk. The Fund employs an active style that seeks to position the Fund with securities that offer the greatest price appreciation while minimizing risk. This style can result in higher turnover (exceeding 100%), may translate to higher transaction costs and may increase your tax liability.

Futures Contracts Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts.
Performance
The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class I shares has varied from year to year. The table compares the Fund’s performance over time with that of an index and an average. Performance results for Class I shares prior to April 30, 2011 (the Class I shares’ inception date) reflect the performance of Class A shares at net asset value. Actual Class I share performance would have been higher than Class A share performance because Class I, unlike Class A, has no Rule 12b-1 fees.

The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.
Calendar Year Total Return

	Quarter Ended	Total Return
Best Quarter (of periods shown)	6/30/12	2.17%
Worst Quarter (of periods shown)	3/31/12	-0.43%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.
Average Annual Total Returns (as of 12-31-12)
Average Annual Total Returns Institutional Calvert Government Fund	1 Year	Since Inception	Inception Date
Class I	2.52%	4.40%	Dec 31, 2008
Class I Return after taxes on distributions	1.31%	5.20%
Class I Return after taxes on distributions and sale of Portfolio shares	1.76%	4.81%
Barclays U.S. Government Index (reflects no deduction for fees, expenses or taxes)	2.02%	3.51%
Lipper General U.S. Government Funds Avg. (reflects no deduction for taxes)	2.39%	4.74%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	CALVERT FUND
Prospectus Date	rr_ProspectusDate	Jan 31, 2013
Institutional | Calvert Government Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	CALVERT GOVERNMENT FUND Class: I (CVGIX)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to maximize income, to the extent consistent with preservation of capital, primarily through investment in debt securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. This objective may be changed by the Fund's Board of Trustees without shareholder approval.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 311% of its portfolio’s average value.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	311.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:
  you invest $1,000,000 in the Fund for the time periods indicated, your investment has a 5% return each year;
  the Fund’s operating expenses remain the same; and
  any Calvert expense limitation is in effect for the period indicated in the fee table above.
		Although your actual costs may be higher or lower, under these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund will invest at least 80% of its net assets (including borrowings for investment purposes) in debt securities issued or guaranteed by the U.S. government, its agencies or instrumentalities (“U.S. Government Securities”), (ii) repurchase agreements collateralized by U.S. Government Securities, and (iii) incidental for those investments, futures contracts that are related to U.S. Government Securities. The Fund will provide shareholders with at least 60 days’ notice before changing this 80% policy.

The Fund uses an active strategy, seeking relative value to earn incremental income. The investment advisor allocates the Fund’s assets among different market sectors (e.g., U.S. Treasury or U.S. government agency) and different maturities based on its view of the relative value of each sector or maturity. There is no limit on the Fund’s average maturity.

The Fund also may invest in corporate debt securities, trust preferred securities, taxable municipal securities, asset-backed securities (“ABS”), including commercial mortgage-backed securities, and repurchase agreements.

In addition, the Fund may invest in leveraged loans. The loans in which the Fund will invest are expected to be below-investment-grade quality and to bear interest at a floating rate that resets periodically.

The Fund may invest in securities that represent interests in pools of mortgage loans or other assets assembled for sale to investors by various U.S. governmental agencies, government-related organizations and private issuers. These investments may include derivative securities such as collateralized mortgage obligations (“CMOs”) and ABS.

The Fund is “non-diversified,” which means it may invest a greater percentage of its assets in a particular issuer than a “diversified” fund.

The Fund uses a hedging technique that includes the purchase and sale of U.S. Treasury securities and related futures contracts to manage the duration of the Fund.

		Tobacco Exclusion. The Fund seeks to avoid investing in companies classified under the tobacco industry sector of the Barclays Global Aggregate Index, the Barclays U.S. High Yield Index or the Barclays Global Emerging Market Index; or, in the opinion of the Fund’s Advisor, any similar securities in the Barclays Municipal Index.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Non-Diversification Risk. Because the Fund may invest a greater percentage of its assets in a particular issuer than a diversified fund, the gains or losses on a single bond may have greater impact on the Fund than a diversified fund.

Bond Market Risk. The market prices of bonds held by the Fund may fall.

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Mortgage-Backed and Asset-Backed Securities Risk. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. These securities are also subject to the risk that borrowers will prepay the principal on their loans more quickly than expected (prepayment risk) or more slowly than expected (extension risk), which will affect the yield, average life and price of the securities. In addition, faster than expected prepayments may cause the Fund to invest the prepaid principal in lower yielding securities and slower than expected prepayments may reduce the potential for the Fund to invest in higher yielding securities.

Mortgage-Backed Security Risk (Government-Sponsored Enterprises). Debt and mortgage-backed securities issued by government-sponsored enterprises (“GSEs”) such as the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC") are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. government. Such securities are only supported by the credit of the applicable GSE. The U.S. government has provided financial support to FNMA and FHLMC, but there can be no assurance that it will support these or other GSEs in the future.

Leveraged Loan Risk. Leveraged loans are subject to the risks typically associated with debt securities, such as credit risk discussed above. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower, are subject to the risk that a court could subordinate such loans to presently existing or future indebtedness or take other action detrimental to the holders of leveraged loans. Leveraged loans are also subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. Some leveraged loans are not as easily purchased or sold as publicly-traded securities and others are illiquid, which may make it more difficult for the Fund to value them or dispose of them at an acceptable price. Leveraged loans are usually more credit sensitive than investment-grade securities.

Management Risk. The individual investments of the Fund may not perform as expected, due to credit, political or other risks and/or the Fund’s portfolio management practices may not achieve the desired result.

Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer-term securities are subject to greater interest rate risk.

Unrated Security Risk. Unrated securities may be less liquid than rated securities determined to be of comparable quality. When the Fund purchases unrated securities, it will depend on the Advisor’s analysis of credit risk without the assessment of a nationally recognized statistical rating organization.

Corporate and Taxable Municipal Bond Risk. For corporate and taxable municipal bonds, there is credit risk in addition to the interest rate risk that affects all fixed-income securities.

Trust Preferred Securities Risk. Trust preferred securities are preferred stocks issued by a special purpose trust subsidiary backed by subordinated debt of the corporate parent. Trust preferred securities are subject to unique risks, which include the fact that dividend payments will only be paid if interest payments on the underlying obligations are made, which interest payments are dependent on the financial condition of the parent corporation. There is also the risk that the underlying obligations, and thus the trust preferred securities, may be prepaid after a stated call date or as a result of certain tax or regulatory events, resulting in a lower yield to maturity. There can be no assurance as to the liquidity of trust preferred securities and the ability of holders of such securities to sell their holdings.

Collateralized Mortgage Obligation and Structured Asset-Backed Securities Risk. A CMO is a multiclass bond that is backed by a pool of mortgage loans or mortgage-backed securities. A structured ABS is a multiclass bond that is typically backed by a pool of auto loans, credit card receivables, home equity loans or student loans. A CMO or structured ABS is subject to interest rate risk, credit risk, prepayment risk and extension risk. In addition, if the Fund holds a class of a CMO or a structured ABS that is subordinated to other classes backed by the same pool of collateral, the likelihood that the Fund will receive payments of principal may be substantially limited.

Repurchase Agreement Risk. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money because it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

Active Trading Strategy Risk. The Fund employs an active style that seeks to position the Fund with securities that offer the greatest price appreciation while minimizing risk. This style can result in higher turnover (exceeding 100%), may translate to higher transaction costs and may increase your tax liability.

		Futures Contracts Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. Because the Fund may invest a greater percentage of its assets in a particular issuer than a diversified fund, the gains or losses on a single bond may have greater impact on the Fund than a diversified fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class I shares has varied from year to year. The table compares the Fund’s performance over time with that of an index and an average. Performance results for Class I shares prior to April 30, 2011 (the Class I shares’ inception date) reflect the performance of Class A shares at net asset value. Actual Class I share performance would have been higher than Class A share performance because Class I, unlike Class A, has no Rule 12b-1 fees.

		The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Class I shares has varied from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.calvert.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter Ended	Total Return
Best Quarter (of periods shown)	6/30/12	2.17%
Worst Quarter (of periods shown)	3/31/12	-0.43%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (as of 12-31-12)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.
Institutional | Calvert Government Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Redemption fee (as a % of amount redeemed or exchanged within 7 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Management fees	rr_ManagementFeesOverAssets	0.50%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.29%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.79%
Less fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%) [1]
Net expenses	rr_NetExpensesOverAssets	0.73%
1 Year	rr_ExpenseExampleYear01	7,456
3 Years	rr_ExpenseExampleYear03	24,631
5 Years	rr_ExpenseExampleYear05	43,284
10 Years	rr_ExpenseExampleYear10	97,234
2009	rr_AnnualReturn2009	7.79%
2010	rr_AnnualReturn2010	8.18%
2011	rr_AnnualReturn2011	6.99%
2012	rr_AnnualReturn2012	2.52%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter (of periods shown)
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.17%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter (of periods shown)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.43%)
1 Year	rr_AverageAnnualReturnYear01	2.52%
Since Inception	rr_AverageAnnualReturnSinceInception	4.40%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2008
Institutional | Calvert Government Fund | Return after taxes on distributions | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.31%
Since Inception	rr_AverageAnnualReturnSinceInception	5.20%
Institutional | Calvert Government Fund | Return after taxes on distributions and sale of Portfolio shares | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.76%
Since Inception	rr_AverageAnnualReturnSinceInception	4.81%
Institutional | Calvert Government Fund | Barclays U.S. Government Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.02%
Since Inception	rr_AverageAnnualReturnSinceInception	3.51%
Institutional | Calvert Government Fund | Lipper General U.S. Government Funds Avg. (reflects no deduction for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.39%
Since Inception	rr_AverageAnnualReturnSinceInception	4.74%

[1]	The investment advisor has agreed to contractually limit direct net annual fund operating expenses through January 31, 2014. Direct net operating expenses will not exceed 0.73% for Class I. Only the Board of Trustees of the Fund may terminate the Fund's expense limitation before the contractual period expires.

Institutional | Calvert High Yield Bond Fund
CALVERT HIGH YIELD BOND FUND Class (Ticker): I (CYBIX)
INVESTMENT OBJECTIVE
The Fund seeks high current income
and capital appreciation, secondarily. This objective may be changed by the Fund's Board of Trustees without shareholder approval.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Institutional Calvert High Yield Bond Fund Class I
Redemption fee (as a % of amount redeemed or exchanged within 7 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses		Institutional Calvert High Yield Bond Fund Class I
Management fees		0.75%
Distribution and service (12b-1) fees		none
Other expenses		0.25%
Total annual fund operating expenses		1.00%
Less fee waiver and/or expense reimbursement	[1]	(0.26%)
Net expenses		0.74%
[1]	The investment advisor has agreed to contractually limit direct net annual fund operating expenses through January 31, 2014. Direct net operating expenses will not exceed 0.74% for Class I. Only the Board of Trustees of the Fund may terminate the Fund's expense limitation before the contractual period expires.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:
  you invest $1,000,000 in the Fund for the time periods indicated;
  your investment has a 5% return each year;
  the Fund’s operating expenses remain the same; and
  any Calvert expense limitation is in effect for the period indicated in the fee table above.
Although your actual costs may be higher or lower, under these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Calvert High Yield Bond Fund Class I	7,558	29,252	52,717	120,101

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 273% of its portfolio’s average value.
INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies
The Fund invests primarily in high yield, high risk bonds, with intermediate maturities. For its investments, the Fund seeks to identify high yield bonds of companies that have the ability to make timely payments of principal and interest. Using fundamental credit analysis of companies, the Fund seeks to invest in companies whose financial condition gives them greater value relative to other companies in the high yield market, providing the further potential for capital appreciation. Consequently, capital appreciation is a secondary objective of the Fund. Under normal circumstances, the Fund will invest at least 80% of its assets in high yield, high risk bonds, also known as “junk” bonds. The Fund will provide shareholders with at least 60 days’ notice before changing this 80% policy.

The Fund is “non-diversified,” which means it may invest a greater percentage of its assets in a particular issuer than a “diversified” fund.

The Advisor will actively manage the Fund to take advantage of relative values of various sectors of the high yield market in order to seek high current income and secondarily, capital appreciation. The Fund will buy and sell securities based on its overall objective of achieving the highest possible total return.

The Fund also may invest in trust preferred securities, taxable municipal securities, asset-backed securities (“ABS”), including commercial mortgage-backed securities, and repurchase agreements.

In addition, the Fund may invest in leveraged loans. The loans in which the Fund will invest are expected to be below-investment-grade quality and to bear interest at a floating rate that resets periodically.

The Fund may invest in securities that represent interests in pools of mortgage loans or other assets assembled for sale to investors by various U.S. governmental agencies, government-related organizations and private issuers. These investments may include derivative securities such as collateralized mortgage obligations (“CMOs”) and ABS.

The Fund uses a hedging technique that includes the purchase and sale of U.S. Treasury securities and related futures contracts to manage the duration of the Fund.

When a corporation issues a bond, it generally submits the security to one or more nationally recognized statistical rating organizations ("NRSROs"), such as Moody’s Investors Service ("Moody's") or Standard & Poor’s Ratings Services ("Standard & Poor’s"). These services evaluate the creditworthiness of the issuer and assign a rating, based on their evaluation of the issuer’s ability to repay the bond. Bonds with ratings below Baa3 (Moody’s) or BBB- (Standard & Poor’s) are considered below investment grade and are commonly referred to as junk bonds. Some bonds are not rated at all. The Advisor determines the comparable rating quality of bonds that are not rated.

Tobacco Exclusion. The Fund seeks to avoid investing in companies classified under the tobacco industry sector of the Barclays Global Aggregate Index, the Barclays U.S. High Yield Index or the Barclays Global Emerging Market Index; or, in the opinion of the Fund’s Advisor, any similar securities in the Barclays Municipal Index.
Principal Risks
You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Non-Diversification Risk. Because the Fund may invest a greater percentage of its assets in a particular issuer than a diversified fund, the gains or losses on a single bond may have greater impact on the Fund than a diversified fund.

Bond Market Risk. The market prices of bonds held by the Fund may fall.

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Junk Bond Risk. Investments in junk bonds can involve a substantial risk of loss. Junk bonds are considered to be speculative with respect to the issuer’s ability to pay interest and principal. These securities, which are rated below investment grade, have a higher risk of issuer default, are subject to greater price volatility than investment grade securities and may be illiquid.

Mortgage-Backed and Asset-Backed Securities Risk. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. These securities are also subject to the risk that borrowers will prepay the principal on their loans more quickly than expected (prepayment risk) or more slowly than expected (extension risk), which will affect the yield, average life and price of the securities. In addition, faster than expected prepayments may cause the Fund to invest the prepaid principal in lower yielding securities and slower than expected prepayments may reduce the potential for the Fund to invest in higher yielding securities.

Mortgage-Backed Security Risk (Government-Sponsored Enterprises). Debt and mortgage-backed securities issued by government-sponsored enterprises (“GSEs”) such as the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC") are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. Government. Such securities are only supported by the credit of the applicable GSE. The U.S. government has provided financial support to FNMA and FHLMC, but there can be no assurance that it will support these or other GSEs in the future.

Leveraged Loan Risk. Leveraged loans are subject to the risks typically associated with debt securities, such as credit risk discussed above. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower, are subject to the risk that a court could subordinate such loans to presently existing or future indebtedness or take other action detrimental to the holders of leveraged loans. Leveraged loans are also subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. Some leveraged loans are not as easily purchased or sold as publicly-traded securities and others are illiquid, which may make it more difficult for the Fund to value them or dispose of them at an acceptable price. Leveraged loans are usually more credit sensitive than investment-grade securities.

Management Risk. The individual investments of the Fund may not perform as expected, due to credit, political or other risks and/ or the Fund’s portfolio management practices may not achieve the desired result.

Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer-term securities are subject to greater interest rate risk.

Defaulted Bonds Risk. For bonds in default (rated “D” by Standard & Poor’s or the equivalent by another NRSRO), there is a significant risk that these bonds will not achieve full recovery.

Unrated Security Risk. Unrated securities may be less liquid than rated securities determined to be of comparable quality. When the Fund purchases unrated securities, it will depend on the Advisor’s analysis of credit risk without the assessment of an NRSRO.

Corporate and Taxable Municipal Bond Risk. For corporate and taxable municipal bonds, there is credit risk in addition to the interest rate risk that affects all fixed-income securities.

Trust Preferred Securities Risk. Trust preferred securities are preferred stocks issued by a special purpose trust subsidiary backed by subordinated debt of the corporate parent. Trust preferred securities are subject to unique risks, which include the fact that dividend payments will only be paid if interest payments on the underlying obligations are made, which interest payments are dependent on the financial condition of the parent corporation. There is also the risk that the underlying obligations, and thus the trust preferred securities, may be prepaid after a stated call date or as a result of certain tax or regulatory events, resulting in a lower yield to maturity. There can be no assurance as to the liquidity of trust preferred securities and the ability of holders of such securities to sell their holdings.

Collateralized Mortgage Obligation and Structured Asset-Backed Securities Risk. A CMO is a multiclass bond that is backed by a pool of mortgage loans or mortgage-backed securities. A structured ABS is a multiclass bond that is typically backed by a pool of auto loans, credit card receivables, home equity loans or student loans. A CMO or structured ABS is subject to interest rate risk, credit risk, prepayment risk and extension risk. In addition, if the Fund holds a class of a CMO or a structured ABS that is subordinated to other classes backed by the same pool of collateral, the likelihood that the Fund will receive payments of principal may be substantially limited.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, and more volatile than U.S. markets. Foreign securities include ADRs. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall. ADRs indirectly bear currency risk because they represent an interest in securities that are not denominated in U.S. dollars.

Repurchase Agreement Risk. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money because it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

Active Trading Strategy Risk. The Fund employs an active style that seeks to position the Fund with securities that offer the greatest price appreciation while minimizing risk. This style can result in higher turnover (exceeding 100%), may translate to higher transaction costs and may increase your tax liability.

Futures Contracts Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts.
Performance
The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class I shares has varied from year to year. The table compares the Fund’s performance over time with that of an index and an average.

The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Pursuant to an Agreement and Plan of Reorganization, Class I shares of Calvert High Yield Bond Fund, a series of Summit Mutual Funds, Inc. (“SMF Calvert High Yield Bond Fund”), were reorganized into the Class I shares of an identical and newly created series of The Calvert Fund, Calvert High Yield Bond Fund, which commenced operations on September 18, 2009. The performance results prior to September 18, 2009, for Class I shares reflect the performance of SMF Calvert High Yield Bond Fund.
Calendar Year Total Return

	Quarter Ended	Total Return
Best Quarter (of periods shown)	6/30/09	11.06%
Worst Quarter (of periods shown)	12/31/08	-14.15%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.
Average Annual Total Returns (as of 12-31-12)
Average Annual Total Returns Institutional Calvert High Yield Bond Fund	1 Year	5 Years	10 Years
CLASS I	15.40%	8.89%	9.67%
CLASS I Return after taxes on distributions	12.86%	6.21%	6.99%
CLASS I Return after taxes on distributions and sale of Fund shares	9.97%	5.96%	6.73%
BofA Merrill Lynch High Yield Master II Index (reflects no deduction for fees, expenses or taxes)	15.57%	10.01%	10.39%
Lipper High Yield Funds Average (reflects no deduction for taxes)	14.66%	8.01%	8.89%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	CALVERT FUND
Prospectus Date	rr_ProspectusDate	Jan 31, 2013
Institutional | Calvert High Yield Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	CALVERT HIGH YIELD BOND FUND Class (Ticker): I (CYBIX)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks high current income
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	and capital appreciation, secondarily. This objective may be changed by the Fund's Board of Trustees without shareholder approval.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 273% of its portfolio’s average value.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	273.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:
  you invest $1,000,000 in the Fund for the time periods indicated;
  your investment has a 5% return each year;
  the Fund’s operating expenses remain the same; and
  any Calvert expense limitation is in effect for the period indicated in the fee table above.
		Although your actual costs may be higher or lower, under these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests primarily in high yield, high risk bonds, with intermediate maturities. For its investments, the Fund seeks to identify high yield bonds of companies that have the ability to make timely payments of principal and interest. Using fundamental credit analysis of companies, the Fund seeks to invest in companies whose financial condition gives them greater value relative to other companies in the high yield market, providing the further potential for capital appreciation. Consequently, capital appreciation is a secondary objective of the Fund. Under normal circumstances, the Fund will invest at least 80% of its assets in high yield, high risk bonds, also known as “junk” bonds. The Fund will provide shareholders with at least 60 days’ notice before changing this 80% policy.

The Fund is “non-diversified,” which means it may invest a greater percentage of its assets in a particular issuer than a “diversified” fund.

The Advisor will actively manage the Fund to take advantage of relative values of various sectors of the high yield market in order to seek high current income and secondarily, capital appreciation. The Fund will buy and sell securities based on its overall objective of achieving the highest possible total return.

The Fund also may invest in trust preferred securities, taxable municipal securities, asset-backed securities (“ABS”), including commercial mortgage-backed securities, and repurchase agreements.

In addition, the Fund may invest in leveraged loans. The loans in which the Fund will invest are expected to be below-investment-grade quality and to bear interest at a floating rate that resets periodically.

The Fund may invest in securities that represent interests in pools of mortgage loans or other assets assembled for sale to investors by various U.S. governmental agencies, government-related organizations and private issuers. These investments may include derivative securities such as collateralized mortgage obligations (“CMOs”) and ABS.

The Fund uses a hedging technique that includes the purchase and sale of U.S. Treasury securities and related futures contracts to manage the duration of the Fund.

When a corporation issues a bond, it generally submits the security to one or more nationally recognized statistical rating organizations ("NRSROs"), such as Moody’s Investors Service ("Moody's") or Standard & Poor’s Ratings Services ("Standard & Poor’s"). These services evaluate the creditworthiness of the issuer and assign a rating, based on their evaluation of the issuer’s ability to repay the bond. Bonds with ratings below Baa3 (Moody’s) or BBB- (Standard & Poor’s) are considered below investment grade and are commonly referred to as junk bonds. Some bonds are not rated at all. The Advisor determines the comparable rating quality of bonds that are not rated.

		Tobacco Exclusion. The Fund seeks to avoid investing in companies classified under the tobacco industry sector of the Barclays Global Aggregate Index, the Barclays U.S. High Yield Index or the Barclays Global Emerging Market Index; or, in the opinion of the Fund’s Advisor, any similar securities in the Barclays Municipal Index.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Non-Diversification Risk. Because the Fund may invest a greater percentage of its assets in a particular issuer than a diversified fund, the gains or losses on a single bond may have greater impact on the Fund than a diversified fund.

Bond Market Risk. The market prices of bonds held by the Fund may fall.

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Junk Bond Risk. Investments in junk bonds can involve a substantial risk of loss. Junk bonds are considered to be speculative with respect to the issuer’s ability to pay interest and principal. These securities, which are rated below investment grade, have a higher risk of issuer default, are subject to greater price volatility than investment grade securities and may be illiquid.

Mortgage-Backed and Asset-Backed Securities Risk. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. These securities are also subject to the risk that borrowers will prepay the principal on their loans more quickly than expected (prepayment risk) or more slowly than expected (extension risk), which will affect the yield, average life and price of the securities. In addition, faster than expected prepayments may cause the Fund to invest the prepaid principal in lower yielding securities and slower than expected prepayments may reduce the potential for the Fund to invest in higher yielding securities.

Mortgage-Backed Security Risk (Government-Sponsored Enterprises). Debt and mortgage-backed securities issued by government-sponsored enterprises (“GSEs”) such as the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC") are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. Government. Such securities are only supported by the credit of the applicable GSE. The U.S. government has provided financial support to FNMA and FHLMC, but there can be no assurance that it will support these or other GSEs in the future.

Leveraged Loan Risk. Leveraged loans are subject to the risks typically associated with debt securities, such as credit risk discussed above. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower, are subject to the risk that a court could subordinate such loans to presently existing or future indebtedness or take other action detrimental to the holders of leveraged loans. Leveraged loans are also subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. Some leveraged loans are not as easily purchased or sold as publicly-traded securities and others are illiquid, which may make it more difficult for the Fund to value them or dispose of them at an acceptable price. Leveraged loans are usually more credit sensitive than investment-grade securities.

Management Risk. The individual investments of the Fund may not perform as expected, due to credit, political or other risks and/ or the Fund’s portfolio management practices may not achieve the desired result.

Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer-term securities are subject to greater interest rate risk.

Defaulted Bonds Risk. For bonds in default (rated “D” by Standard & Poor’s or the equivalent by another NRSRO), there is a significant risk that these bonds will not achieve full recovery.

Unrated Security Risk. Unrated securities may be less liquid than rated securities determined to be of comparable quality. When the Fund purchases unrated securities, it will depend on the Advisor’s analysis of credit risk without the assessment of an NRSRO.

Corporate and Taxable Municipal Bond Risk. For corporate and taxable municipal bonds, there is credit risk in addition to the interest rate risk that affects all fixed-income securities.

Trust Preferred Securities Risk. Trust preferred securities are preferred stocks issued by a special purpose trust subsidiary backed by subordinated debt of the corporate parent. Trust preferred securities are subject to unique risks, which include the fact that dividend payments will only be paid if interest payments on the underlying obligations are made, which interest payments are dependent on the financial condition of the parent corporation. There is also the risk that the underlying obligations, and thus the trust preferred securities, may be prepaid after a stated call date or as a result of certain tax or regulatory events, resulting in a lower yield to maturity. There can be no assurance as to the liquidity of trust preferred securities and the ability of holders of such securities to sell their holdings.

Collateralized Mortgage Obligation and Structured Asset-Backed Securities Risk. A CMO is a multiclass bond that is backed by a pool of mortgage loans or mortgage-backed securities. A structured ABS is a multiclass bond that is typically backed by a pool of auto loans, credit card receivables, home equity loans or student loans. A CMO or structured ABS is subject to interest rate risk, credit risk, prepayment risk and extension risk. In addition, if the Fund holds a class of a CMO or a structured ABS that is subordinated to other classes backed by the same pool of collateral, the likelihood that the Fund will receive payments of principal may be substantially limited.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, and more volatile than U.S. markets. Foreign securities include ADRs. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall. ADRs indirectly bear currency risk because they represent an interest in securities that are not denominated in U.S. dollars.

Repurchase Agreement Risk. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money because it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

Active Trading Strategy Risk. The Fund employs an active style that seeks to position the Fund with securities that offer the greatest price appreciation while minimizing risk. This style can result in higher turnover (exceeding 100%), may translate to higher transaction costs and may increase your tax liability.

		Futures Contracts Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. Because the Fund may invest a greater percentage of its assets in a particular issuer than a diversified fund, the gains or losses on a single bond may have greater impact on the Fund than a diversified fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class I shares has varied from year to year. The table compares the Fund’s performance over time with that of an index and an average.

The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

		Pursuant to an Agreement and Plan of Reorganization, Class I shares of Calvert High Yield Bond Fund, a series of Summit Mutual Funds, Inc. (“SMF Calvert High Yield Bond Fund”), were reorganized into the Class I shares of an identical and newly created series of The Calvert Fund, Calvert High Yield Bond Fund, which commenced operations on September 18, 2009. The performance results prior to September 18, 2009, for Class I shares reflect the performance of SMF Calvert High Yield Bond Fund.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Class I shares has varied from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.calvert.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter Ended	Total Return
Best Quarter (of periods shown)	6/30/09	11.06%
Worst Quarter (of periods shown)	12/31/08	-14.15%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (as of 12-31-12)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.
Institutional | Calvert High Yield Bond Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Redemption fee (as a % of amount redeemed or exchanged within 7 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.25%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.00%
Less fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.26%) [1]
Net expenses	rr_NetExpensesOverAssets	0.74%
1 Year	rr_ExpenseExampleYear01	7,558
3 Years	rr_ExpenseExampleYear03	29,252
5 Years	rr_ExpenseExampleYear05	52,717
10 Years	rr_ExpenseExampleYear10	120,101
2003	rr_AnnualReturn2003	23.26%
2004	rr_AnnualReturn2004	10.83%
2005	rr_AnnualReturn2005	6.73%
2006	rr_AnnualReturn2006	10.80%
2007	rr_AnnualReturn2007	1.75%
2008	rr_AnnualReturn2008	(21.89%)
2009	rr_AnnualReturn2009	37.58%
2010	rr_AnnualReturn2010	16.50%
2011	rr_AnnualReturn2011	5.94%
2012	rr_AnnualReturn2012	15.40%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter (of periods shown)
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.06%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter (of periods shown)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.15%)
1 Year	rr_AverageAnnualReturnYear01	15.40%
5 Years	rr_AverageAnnualReturnYear05	8.89%
10 Years	rr_AverageAnnualReturnYear10	9.67%
Institutional | Calvert High Yield Bond Fund | Return after taxes on distributions | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.86%
5 Years	rr_AverageAnnualReturnYear05	6.21%
10 Years	rr_AverageAnnualReturnYear10	6.99%
Institutional | Calvert High Yield Bond Fund | Return after taxes on distributions and sale of Fund shares | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.97%
5 Years	rr_AverageAnnualReturnYear05	5.96%
10 Years	rr_AverageAnnualReturnYear10	6.73%
Institutional | Calvert High Yield Bond Fund | BofA Merrill Lynch High Yield Master II Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.57%
5 Years	rr_AverageAnnualReturnYear05	10.01%
10 Years	rr_AverageAnnualReturnYear10	10.39%
Institutional | Calvert High Yield Bond Fund | Lipper High Yield Funds Average (reflects no deduction for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.66%
5 Years	rr_AverageAnnualReturnYear05	8.01%
10 Years	rr_AverageAnnualReturnYear10	8.89%

[1]	The investment advisor has agreed to contractually limit direct net annual fund operating expenses through January 31, 2014. Direct net operating expenses will not exceed 0.74% for Class I. Only the Board of Trustees of the Fund may terminate the Fund's expense limitation before the contractual period expires.

Class R | Calvert Income Fund
Calvert Income Fund Class (Ticker): R (CICRX)
INVESTMENT OBJECTIVE
The Fund seeks to maximize income, to the extent consistent with preservation of capital, through investment in bonds and income-producing securities. This objective may be changed by the Fund's Board of Trustees without shareholder approval.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Class R Calvert Income Fund
Redemption fee (as a % of amount redeemed or exchanged within 7 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses		Class R Calvert Income Fund
Management fees		0.70%
Distribution and service (12b-1) fees		0.50%
Other expenses		0.41%
Total annual fund operating expenses		1.61%
Less fee waiver and/or reimbursement	[1]	(0.14%)
Net expenses		1.47%
[1]	The investment advisor has agreed to contractually limit direct net annual fund operating expenses through January 31, 2014. Direct net operating expenses will not exceed 1.47% for Class R. Only the Board of Trustees of the Fund may terminate the Fund's expense limitation before the contractual period expires.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:
  you invest $10,000 in the Fund for the time periods indicated;
  your investment has a 5% return each year;
  the Fund’s operating expenses remain the same; and
  any Calvert expense limitation is in effect for the period indicated on the fee table above.
Although your actual costs may be higher or lower, under these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Class R Calvert Income Fund	150	494	863	1,899

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 210% of its portfolio’s average value.
INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies
The Fund uses an active strategy, seeking relative value to earn incremental income. The Fund typically invests at least 65% of its net assets in investment grade, U.S. dollar-denominated debt securities, as assessed at the time of purchase. A debt security is investment grade when assigned a credit quality rating of BBB- or higher by Standard & Poor’s Ratings Services ("Standard & Poor's") or an equivalent rating by another nationally recognized statistical rating organization (‘‘NRSRO”), including Moody’s Investors Service or Fitch Ratings, or if unrated, considered to be of comparable credit quality by the Fund’s Advisor.

The Fund invests principally in bonds issued by U.S. corporations, the U.S. Government or its agencies, and U.S. government-sponsored enterprises (e.g., the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”)). The Fund also may invest in trust preferred securities, taxable municipal securities, asset-backed securities (“ABS”), including commercial mortgage-backed securities, and repurchase agreements.

In addition, the Fund may invest in leveraged loans. The loans in which the Fund will invest are expected to be below-investment-grade quality and to bear interest at a floating rate that resets periodically.

The Fund may invest in securities that represent interests in pools of mortgage loans or other assets assembled for sale to investors by various U.S. governmental agencies, government-related organizations and private issuers. These investments may include derivative securities such as collateralized mortgage obligations (“CMOs”) and ABS.

The Fund may invest up to 35% of its net assets in below-investment grade, high-yield debt securities (commonly known as “junk bonds”), including bonds rated in default. A debt security is below investment grade when assigned a credit quality rating below BBB- by Standard & Poor’s or an equivalent rating by another NRSRO, or if unrated, considered to be of comparable credit quality by the Fund’s Advisor.

The Fund may also invest up to 25% of its net assets in foreign debt securities. Foreign debt securities include American Depositary Receipts (“ADRs”).

The Fund is "non-diversified," which means it may invest a greater percentage of its assets in a particular issuer than a "diversified" fund.

The Fund uses a hedging technique that includes the purchase and sale of U.S. Treasury securities and related futures contracts to manage the duration of the Fund.

Tobacco Exclusion. The Fund seeks to avoid investing in companies classified under the tobacco industry sector of the Barclays Global Aggregate Index, the Barclays U.S. High Yield Index or the Barclays Global Emerging Market Index; or, in the opinion of the Fund’s Advisor, any similar securities in the Barclays Municipal Index.
Principal Risks
You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Non-Diversification Risk. Because the Fund may invest a greater percentage of its assets in a particular issuer than a diversified fund, the gains or losses on a single bond may have greater impact on the Fund than a diversified fund.

Bond Market Risk. The market prices of bonds held by the Fund may fall.

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Mortgage-Backed and Asset-Backed Securities Risk. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. These securities are also subject to the risk that borrowers will prepay the principal on their loans more quickly than expected (prepayment risk) or more slowly than expected (extension risk), which will affect the yield, average life and price of the securities. In addition, faster than expected prepayments may cause the Fund to invest the prepaid principal in lower yielding securities and slower than expected prepayments may reduce the potential for the Fund to invest in higher yielding securities.

Mortgage-Backed Security Risk (Government-Sponsored Enterprises). Debt and mortgage-backed securities issued by government-sponsored enterprises (“GSEs”) such as FNMA and FHLMC are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. government. Such securities are only supported by the credit of the applicable GSE. The U.S. government has provided financial support to FNMA and FHLMC, but there can be no assurance that it will support these or other GSEs in the future.

Leveraged Loan Risk. Leveraged loans are subject to the risks typically associated with debt securities, such as credit risk discussed above. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower, are subject to the risk that a court could subordinate such loans to presently existing or future indebtedness or take other action detrimental to the holders of leveraged loans. Leveraged loans are also subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. Some leveraged loans are not as easily purchased or sold as publicly-traded securities and others are illiquid, which may make it more difficult for the Fund to value them or dispose of them at an acceptable price. Leveraged loans are usually more credit sensitive than investment-grade securities.

Management Risk. The individual investments of the Fund may not perform as expected, due to credit, political or other risks and/or the Fund’s portfolio management practices may not achieve the desired result.

Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer-term securities are subject to greater interest rate risk.

Junk Bond Risk. Investments in junk bonds can involve a substantial risk of loss. Junk bonds are considered to be speculative with respect to the issuer’s ability to pay interest and principal. These securities, which are rated below investment grade, have a higher risk of issuer default, are subject to greater price volatility than investment grade securities and may be illiquid.

Defaulted Bonds Risk. For bonds in default (rated “D” by Standard & Poor’s or the equivalent by another NRSRO), there is a significant risk that these bonds will not achieve full recovery.

Unrated Security Risk. Unrated securities may be less liquid than rated securities determined to be of comparable quality. When the Fund purchases unrated securities, it will depend on the Advisor's analysis of credit risk without the assessment of an NRSRO.

Corporate and Taxable Municipal Bond Risk. For corporate and taxable municipal bonds, there is credit risk in addition to the interest rate risk that affects all fixed-income securities.

Trust Preferred Securities Risk. Trust preferred securities are preferred stocks issued by a special purpose trust subsidiary backed by subordinated debt of the corporate parent. Trust preferred securities are subject to unique risks, which include the fact that dividend payments will only be paid if interest payments on the underlying obligations are made, which interest payments are dependent on the financial condition of the parent corporation. There is also the risk that the underlying obligations, and thus the trust preferred securities, may be prepaid after a stated call date or as a result of certain tax or regulatory events, resulting in a lower yield to maturity.

Collateralized Mortgage Obligation and Structured Asset-Backed Securities Risk. A CMO is a multiclass bond that is backed by a pool of mortgage loans or mortgage-backed securities. A structured ABS is a multiclass bond that is typically backed by a pool of auto loans, credit card receivables, home equity loans or student loans. A CMO or structured ABS is subject to interest rate risk, credit risk, prepayment risk and extension risk. In addition, if the Fund holds a class of a CMO or a structured ABS that is subordinated to other classes backed by the same pool of collateral, the likelihood that the Fund will receive payments of principal may be substantially limited.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, and the potential for foreign markets to be less liquid and more volatile than U.S. markets. Foreign securities include ADRs. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall. ADRs indirectly bear currency risk because they represent an interest in securities that are not denominated in U.S. dollars.

Repurchase Agreement Risk. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money because it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

Active Trading Strategy Risk. The Fund employs an active style that seeks to position the Fund with securities that offer the greatest price appreciation while minimizing risk. This style can result in higher turnover (exceeding 100%), may translate to higher transaction costs and may increase your tax liability.

Futures Contracts Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts.
Performance
The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class R shares has varied from year to year. The table compares the Fund’s performance over time with that of an index and an average. Performance results for Class R shares prior to October 31, 2006, the inception date for Class R shares, reflect the performance of Class A shares at net asset value. Actual Class R share performance would have been lower than Class A share performance because of higher Rule 12b-1 fees and other class-specific expenses that apply to Class R shares. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.
Calendar Year Total Return

	Quarter Ended	Total Return
Best Quarter (of periods shown)	6/30/09	7.81%
Worst Quarter (of periods shown)	12/31/08	-7.79%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.
Average Annual Total Returns (as of 12-31-12)
Average Annual Total Returns Class R	1 Year	5 Years	10 Years
Calvert Income Fund	8.36%	3.74%	5.01%
Calvert Income Fund Return after taxes on distributions	7.23%	2.48%	3.40%
Calvert Income Fund Return after taxes on distributions and sale of Fund shares	5.42%	2.44%	3.37%
Calvert Income Fund Barclays U.S. Credit Index (reflects no deduction for fees, expenses or taxes)	9.37%	7.65%	6.23%
Calvert Income Fund Lipper Corporate Debt Funds BBB Rated Avg. (reflects no deduction for taxes)	9.96%	7.29%	6.25%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	CALVERT FUND
Prospectus Date	rr_ProspectusDate	Jan 31, 2013
Class R | Calvert Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Calvert Income Fund Class (Ticker): R (CICRX)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to maximize income, to the extent consistent with preservation of capital, through investment in bonds and income-producing securities. This objective may be changed by the Fund's Board of Trustees without shareholder approval.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 210% of its portfolio’s average value.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	210.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:
  you invest $10,000 in the Fund for the time periods indicated;
  your investment has a 5% return each year;
  the Fund’s operating expenses remain the same; and
  any Calvert expense limitation is in effect for the period indicated on the fee table above.
		Although your actual costs may be higher or lower, under these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund uses an active strategy, seeking relative value to earn incremental income. The Fund typically invests at least 65% of its net assets in investment grade, U.S. dollar-denominated debt securities, as assessed at the time of purchase. A debt security is investment grade when assigned a credit quality rating of BBB- or higher by Standard & Poor’s Ratings Services ("Standard & Poor's") or an equivalent rating by another nationally recognized statistical rating organization (‘‘NRSRO”), including Moody’s Investors Service or Fitch Ratings, or if unrated, considered to be of comparable credit quality by the Fund’s Advisor.

The Fund invests principally in bonds issued by U.S. corporations, the U.S. Government or its agencies, and U.S. government-sponsored enterprises (e.g., the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”)). The Fund also may invest in trust preferred securities, taxable municipal securities, asset-backed securities (“ABS”), including commercial mortgage-backed securities, and repurchase agreements.

In addition, the Fund may invest in leveraged loans. The loans in which the Fund will invest are expected to be below-investment-grade quality and to bear interest at a floating rate that resets periodically.

The Fund may invest in securities that represent interests in pools of mortgage loans or other assets assembled for sale to investors by various U.S. governmental agencies, government-related organizations and private issuers. These investments may include derivative securities such as collateralized mortgage obligations (“CMOs”) and ABS.

The Fund may invest up to 35% of its net assets in below-investment grade, high-yield debt securities (commonly known as “junk bonds”), including bonds rated in default. A debt security is below investment grade when assigned a credit quality rating below BBB- by Standard & Poor’s or an equivalent rating by another NRSRO, or if unrated, considered to be of comparable credit quality by the Fund’s Advisor.

The Fund may also invest up to 25% of its net assets in foreign debt securities. Foreign debt securities include American Depositary Receipts (“ADRs”).

The Fund is "non-diversified," which means it may invest a greater percentage of its assets in a particular issuer than a "diversified" fund.

The Fund uses a hedging technique that includes the purchase and sale of U.S. Treasury securities and related futures contracts to manage the duration of the Fund.

		Tobacco Exclusion. The Fund seeks to avoid investing in companies classified under the tobacco industry sector of the Barclays Global Aggregate Index, the Barclays U.S. High Yield Index or the Barclays Global Emerging Market Index; or, in the opinion of the Fund’s Advisor, any similar securities in the Barclays Municipal Index.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Non-Diversification Risk. Because the Fund may invest a greater percentage of its assets in a particular issuer than a diversified fund, the gains or losses on a single bond may have greater impact on the Fund than a diversified fund.

Bond Market Risk. The market prices of bonds held by the Fund may fall.

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Mortgage-Backed and Asset-Backed Securities Risk. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. These securities are also subject to the risk that borrowers will prepay the principal on their loans more quickly than expected (prepayment risk) or more slowly than expected (extension risk), which will affect the yield, average life and price of the securities. In addition, faster than expected prepayments may cause the Fund to invest the prepaid principal in lower yielding securities and slower than expected prepayments may reduce the potential for the Fund to invest in higher yielding securities.

Mortgage-Backed Security Risk (Government-Sponsored Enterprises). Debt and mortgage-backed securities issued by government-sponsored enterprises (“GSEs”) such as FNMA and FHLMC are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. government. Such securities are only supported by the credit of the applicable GSE. The U.S. government has provided financial support to FNMA and FHLMC, but there can be no assurance that it will support these or other GSEs in the future.

Leveraged Loan Risk. Leveraged loans are subject to the risks typically associated with debt securities, such as credit risk discussed above. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower, are subject to the risk that a court could subordinate such loans to presently existing or future indebtedness or take other action detrimental to the holders of leveraged loans. Leveraged loans are also subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. Some leveraged loans are not as easily purchased or sold as publicly-traded securities and others are illiquid, which may make it more difficult for the Fund to value them or dispose of them at an acceptable price. Leveraged loans are usually more credit sensitive than investment-grade securities.

Management Risk. The individual investments of the Fund may not perform as expected, due to credit, political or other risks and/or the Fund’s portfolio management practices may not achieve the desired result.

Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer-term securities are subject to greater interest rate risk.

Junk Bond Risk. Investments in junk bonds can involve a substantial risk of loss. Junk bonds are considered to be speculative with respect to the issuer’s ability to pay interest and principal. These securities, which are rated below investment grade, have a higher risk of issuer default, are subject to greater price volatility than investment grade securities and may be illiquid.

Defaulted Bonds Risk. For bonds in default (rated “D” by Standard & Poor’s or the equivalent by another NRSRO), there is a significant risk that these bonds will not achieve full recovery.

Unrated Security Risk. Unrated securities may be less liquid than rated securities determined to be of comparable quality. When the Fund purchases unrated securities, it will depend on the Advisor's analysis of credit risk without the assessment of an NRSRO.

Corporate and Taxable Municipal Bond Risk. For corporate and taxable municipal bonds, there is credit risk in addition to the interest rate risk that affects all fixed-income securities.

Trust Preferred Securities Risk. Trust preferred securities are preferred stocks issued by a special purpose trust subsidiary backed by subordinated debt of the corporate parent. Trust preferred securities are subject to unique risks, which include the fact that dividend payments will only be paid if interest payments on the underlying obligations are made, which interest payments are dependent on the financial condition of the parent corporation. There is also the risk that the underlying obligations, and thus the trust preferred securities, may be prepaid after a stated call date or as a result of certain tax or regulatory events, resulting in a lower yield to maturity.

Collateralized Mortgage Obligation and Structured Asset-Backed Securities Risk. A CMO is a multiclass bond that is backed by a pool of mortgage loans or mortgage-backed securities. A structured ABS is a multiclass bond that is typically backed by a pool of auto loans, credit card receivables, home equity loans or student loans. A CMO or structured ABS is subject to interest rate risk, credit risk, prepayment risk and extension risk. In addition, if the Fund holds a class of a CMO or a structured ABS that is subordinated to other classes backed by the same pool of collateral, the likelihood that the Fund will receive payments of principal may be substantially limited.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, and the potential for foreign markets to be less liquid and more volatile than U.S. markets. Foreign securities include ADRs. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall. ADRs indirectly bear currency risk because they represent an interest in securities that are not denominated in U.S. dollars.

Repurchase Agreement Risk. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money because it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

Active Trading Strategy Risk. The Fund employs an active style that seeks to position the Fund with securities that offer the greatest price appreciation while minimizing risk. This style can result in higher turnover (exceeding 100%), may translate to higher transaction costs and may increase your tax liability.

		Futures Contracts Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. Because the Fund may invest a greater percentage of its assets in a particular issuer than a diversified fund, the gains or losses on a single bond may have greater impact on the Fund than a diversified fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class R shares has varied from year to year. The table compares the Fund’s performance over time with that of an index and an average. Performance results for Class R shares prior to October 31, 2006, the inception date for Class R shares, reflect the performance of Class A shares at net asset value. Actual Class R share performance would have been lower than Class A share performance because of higher Rule 12b-1 fees and other class-specific expenses that apply to Class R shares. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Class R shares has varied from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.calvert.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter Ended	Total Return
Best Quarter (of periods shown)	6/30/09	7.81%
Worst Quarter (of periods shown)	12/31/08	-7.79%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (as of 12-31-12)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.
Class R | Calvert Income Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Redemption fee (as a % of amount redeemed or exchanged within 7 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Management fees	rr_ManagementFeesOverAssets	0.70%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.41%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.61%
Less fee waiver and/or reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%) [1]
Net Expenses	rr_NetExpensesOverAssets	1.47%
1 Year	rr_ExpenseExampleYear01	150
3 Years	rr_ExpenseExampleYear03	494
5 Years	rr_ExpenseExampleYear05	863
10 Years	rr_ExpenseExampleYear10	1,899
2003	rr_AnnualReturn2003	13.64%
2004	rr_AnnualReturn2004	5.22%
2005	rr_AnnualReturn2005	3.47%
2006	rr_AnnualReturn2006	4.77%
2007	rr_AnnualReturn2007	4.69%
2008	rr_AnnualReturn2008	(12.21%)
2009	rr_AnnualReturn2009	16.13%
2010	rr_AnnualReturn2010	6.16%
2011	rr_AnnualReturn2011	2.44%
2012	rr_AnnualReturn2012	8.36%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter (of periods shown)
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.81%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter (of periods shown)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.79%)
1 Year	rr_AverageAnnualReturnYear01	8.36%
5 Years	rr_AverageAnnualReturnYear05	3.74%
10 Years	rr_AverageAnnualReturnYear10	5.01%
Class R | Calvert Income Fund | Return after taxes on distributions | Class R
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.23%
5 Years	rr_AverageAnnualReturnYear05	2.48%
10 Years	rr_AverageAnnualReturnYear10	3.40%
Class R | Calvert Income Fund | Return after taxes on distributions and sale of Fund shares | Class R
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.42%
5 Years	rr_AverageAnnualReturnYear05	2.44%
10 Years	rr_AverageAnnualReturnYear10	3.37%
Class R | Calvert Income Fund | Barclays U.S. Credit Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.37%
5 Years	rr_AverageAnnualReturnYear05	7.65%
10 Years	rr_AverageAnnualReturnYear10	6.23%
Class R | Calvert Income Fund | Lipper Corporate Debt Funds BBB Rated Avg. (reflects no deduction for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.96%
5 Years	rr_AverageAnnualReturnYear05	7.29%
10 Years	rr_AverageAnnualReturnYear10	6.25%

[1]	The investment advisor has agreed to contractually limit direct net annual fund operating expenses through January 31, 2014. Direct net operating expenses will not exceed 1.47% for Class R. Only the Board of Trustees of the Fund may terminate the Fund's expense limitation before the contractual period expires.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	CALVERT FUND
Prospectus Date	rr_ProspectusDate	Jan 31, 2013
Document Creation Date	dei_DocumentCreationDate	Jan 30, 2013